UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

2000 Westchester Avenue, Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp.

155 Federal Street 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 454-3965

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

LARGE CAPITALIZATION GROWTH INVESTMENTS

LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS

SMALL CAPITALIZATION GROWTH INVESTMENTS

SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS

INTERNATIONAL EQUITY INVESTMENTS

EMERGING MARKETS EQUITY INVESTMENTS

CORE FIXED INCOME INVESTMENTS

HIGH YIELD INVESTMENTS

INTERNATIONAL FIXED INCOME INVESTMENTS

MUNICIPAL BOND INVESTMENTS

MONEY MARKET INVESTMENTS

FORM N-Q

May 31, 2013

Schedules of Investments

May 31, 2013

(unaudited)

Large Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS — 97.4%

CONSUMER DISCRETIONARY — 17.6%

Auto Components — 0.1%
27,600	TRW Automotive Holdings Corp.*	$1,748,460

Automobiles — 0.2%
50,900	Harley-Davidson Inc.	2,776,086

Distributors — 0.2%
99,000	LKQ Corp.*	2,423,520

Hotels, Restaurants & Leisure — 2.1%
2,430	Chipotle Mexican Grill Inc., Class A Shares*	877,230
28,300	Dunkin’ Brands Group Inc.	1,120,680
93,220	Las Vegas Sands Corp.	5,397,438
325,281	Starbucks Corp.	20,515,473
34,300	Starwood Hotels & Resorts Worldwide Inc.	2,342,690
40,000	Wyndham Worldwide Corp.	2,324,800

	Total Hotels, Restaurants & Leisure	32,578,311

Household Durables — 0.4%
152,760	Lennar Corp., Class A Shares	6,006,523

Internet & Catalog Retail — 4.9%
79,310	Amazon.com Inc.*	21,336,769
898,775	Liberty Interactive Corp., Class A Shares*	20,177,499
45,022	priceline.com Inc.*	36,194,537

	Total Internet & Catalog Retail	77,708,805

Media — 3.9%
192,200	CBS Corp., Class B Shares	9,513,900
245,750	Comcast Corp., Class A Shares	9,866,863
137,514	Discovery Communications Inc., Class A Shares*	10,844,353
72,400	Imax Corp. (a)*	1,875,884
133,250	Liberty Global Inc.*	9,152,943
376,000	Sirius XM Radio Inc.	1,308,480
125,160	Viacom Inc., Class B Shares	8,246,792
166,100	Walt Disney Co. (The)	10,477,588

	Total Media	61,286,803

Multiline Retail — 0.6%
164,200	Dollar General Corp.*	8,669,760

Specialty Retail — 3.4%
17,900	Bed Bath & Beyond Inc.*	1,221,675
18,500	Cabela’s Inc.*	1,240,610
32,000	CarMax Inc.*	1,496,640
21,600	Dick’s Sporting Goods Inc.	1,130,544
39,500	GNC Holdings Inc., Class A Shares	1,778,685
291,270	Home Depot Inc. (The)	22,911,298
42,300	L Brands Inc.	2,115,423
21,100	O’Reilly Automotive Inc.*	2,298,001

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
243,575	Sally Beauty Holdings Inc.*	$7,455,831
15,100	Tiffany & Co.	1,174,478
179,400	TJX Cos. Inc.	9,079,434
22,900	Urban Outfitters Inc.*	960,197

	Total Specialty Retail	52,862,816

Textiles, Apparel & Luxury Goods — 1.8%
303,457	NIKE Inc., Class B Shares	18,711,159
12,700	PVH Corp.	1,462,913
35,500	Ralph Lauren Corp., Class A Shares	6,215,695
11,520	V.F. Corp.	2,118,067

	Total Textiles, Apparel & Luxury Goods	28,507,834

	TOTAL CONSUMER DISCRETIONARY	274,568,918

CONSUMER STAPLES — 6.5%

Beverages — 2.0%
95,500	Anheuser-Busch InBev NV, ADR	8,778,360
25,765	Brown-Forman Corp., Class B Shares	1,773,147
213,410	Coca-Cola Co. (The)	8,534,266
220,300	Constellation Brands Inc., Class A Shares*	11,678,103

	Total Beverages	30,763,876

Food & Staples Retailing — 2.9%
107,000	Costco Wholesale Corp.	11,734,690
116,000	CVS Caremark Corp.	6,679,280
441,425	Walgreen Co.	21,082,458
116,400	Whole Foods Market Inc.	6,036,504

	Total Food & Staples Retailing	45,532,932

Food Products — 1.6%
114,796	Hershey Co. (The)	10,229,471
95,181	Kraft Foods Group Inc.	5,247,329
325,615	Mondelez International Inc., Class A Shares	9,592,618

	Total Food Products	25,069,418

	TOTAL CONSUMER STAPLES	101,366,226

ENERGY — 7.1%

Energy Equipment & Services — 1.2%
23,300	Atwood Oceanics Inc.*	1,223,483
28,800	Cameron International Corp.*	1,753,056
1,400	CARBO Ceramics Inc.(a)	92,260
194,940	Halliburton Co.	8,158,239
96,670	National Oilwell Varco Inc.	6,795,901
19,700	Oceaneering International Inc.	1,427,856

	Total Energy Equipment & Services	19,450,795

Oil, Gas & Consumable Fuels — 5.9%
27,100	Cabot Oil & Gas Corp.	1,906,756
20,500	Concho Resources Inc.*	1,715,030
30,400	Continental Resources Inc.*	2,466,352
192,200	EOG Resources Inc.	24,813,019

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
25,300	InterOil Corp. (a)*	$2,100,153
591,803	Kinder Morgan Inc.	22,476,678
66,180	Occidental Petroleum Corp.	6,093,193
62,600	Pioneer Natural Resources Co.	8,681,368
204,270	Suncor Energy Inc.(a)	6,191,424
291,360	Valero Energy Corp.	11,837,957
108,582	Williams Cos., Inc. (The)	3,819,915

	Total Oil, Gas & Consumable Fuels	92,101,845

	TOTAL ENERGY	111,552,640

FINANCIALS — 6.6%

Capital Markets — 0.9%
49,400	Raymond James Financial Inc.	2,172,118
131,280	State Street Corp.	8,688,110
38,000	T. Rowe Price Group Inc.	2,882,680

	Total Capital Markets	13,742,908

Commercial Banks — 0.1%
17,400	Signature Bank*	1,342,932

Diversified Financial Services — 2.8%
157,375	CME Group Inc., Class A Shares	10,690,484
145,000	IntercontinentalExchange Inc. (a)*	24,825,450
154,550	JPMorgan Chase & Co.	8,436,885

	Total Diversified Financial Services	43,952,819

Insurance — 2.2%
26,600	Allied World Assurance Co. Holdings AG	2,378,306
222,670	American International Group Inc.*	9,899,908
56,100	Arthur J. Gallagher & Co.	2,450,448
105,200	Fidelity National Financial Inc., Class A Shares	2,767,812
648,125	Progressive Corp. (The)	16,520,707

	Total Insurance	34,017,181

Real Estate Investment Trusts (REITs) — 0.1%
29,610	American Tower Corp., Class A Shares	2,304,842

Real Estate Management & Development — 0.5%
305,400	CBRE Group Inc., Class A Shares*	7,079,172

	TOTAL FINANCIALS	102,439,854

HEALTH CARE — 14.4%

Biotechnology — 3.9%
45,900	Alkermes PLC*	1,434,375
12,500	Biogen Idec Inc.*	2,968,625
322,972	Celgene Corp.*	39,935,488
239,700	Gilead Sciences Inc.*	13,058,856
28,000	Myriad Genetics Inc.*	898,800
15,000	Onyx Pharmaceuticals Inc.*	1,431,750
30,900	Seattle Genetics Inc. (a)*	1,060,488

	Total Biotechnology	60,788,382

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Health Care Equipment & Supplies — 1.1%
109,410	Cooper Cos., Inc. (The)	$12,364,424
15,700	Edwards Lifesciences Corp.*	1,043,422
46,700	Sirona Dental Systems Inc.*	3,312,898

	Total Health Care Equipment & Supplies	16,720,744

Health Care Providers & Services — 1.5%
206,609	Cardinal Health Inc.	9,702,359
22,952	Catamaran Corp.*	1,129,697
26,000	Centene Corp.*	1,287,000
9,400	DaVita HealthCare Partners Inc.*	1,166,258
183,900	HCA Holdings Inc.	7,183,134
27,400	MEDNAX Inc.*	2,543,542

	Total Health Care Providers & Services	23,011,990

Health Care Technology — 0.1%
10,700	Cerner Corp.*	1,051,596

Life Sciences Tools & Services — 1.4%
92,900	Agilent Technologies Inc.	4,222,305
38,000	Covance Inc.*	2,834,040
23,500	Illumina Inc.*	1,652,520
152,760	Thermo Fisher Scientific Inc.	13,488,708

	Total Life Sciences Tools & Services	22,197,573

Pharmaceuticals — 6.4%
108,210	Actavis Inc.*	13,341,211
249,300	Allergan Inc.	24,802,857
263,700	Bristol-Myers Squibb Co.	12,132,837
247,030	Merck & Co. Inc.	11,536,301
74,650	Novo Nordisk AS, ADR	12,026,115
76,368	Perrigo Co.	8,851,815
334,000	Pfizer Inc.	9,094,820
163,301	Sanofi, ADR	8,669,650

	Total Pharmaceuticals	100,455,606

	TOTAL HEALTH CARE	224,225,891

INDUSTRIALS — 9.6%

Aerospace & Defense — 2.5%
77,900	B/E Aerospace Inc.*	4,941,976
97,903	Precision Castparts Corp.	20,943,410
130,070	United Technologies Corp.	12,343,643

	Total Aerospace & Defense	38,229,029

Airlines — 0.2%
14,000	Alaska Air Group Inc.*	795,480
91,800	United Continental Holdings Inc.*	2,979,828

	Total Airlines	3,775,308

Commercial Services & Supplies — 0.2%
63,000	KAR Auction Services Inc.	1,477,350
10,700	Stericycle Inc.*	1,174,432

	Total Commercial Services & Supplies	2,651,782

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Construction & Engineering — 0.2%
15,100	Jacobs Engineering Group Inc.*	$860,851
99,800	Quanta Services Inc.*	2,831,326

	Total Construction & Engineering	3,692,177

Electrical Equipment — 0.8%
53,275	AMETEK Inc.	2,298,816
146,400	Eaton Corp. PLC	9,671,184

	Total Electrical Equipment	11,970,000

Industrial Conglomerates — 0.6%
144,560	Danaher Corp.	8,936,699

Machinery — 1.6%
47,700	Caterpillar Inc.	4,092,660
15,900	Chart Industries Inc.*	1,546,752
57,875	Cummins Inc.	6,923,586
102,140	PACCAR Inc.	5,474,704
24,700	Pall Corp.	1,684,540
72,725	Stanley Black & Decker Inc.	5,761,275

	Total Machinery	25,483,517

Marine — 0.1%
23,300	Kirby Corp.*	1,819,264

Professional Services — 0.6%
11,700	IHS Inc., Class A Shares*	1,230,021
218,390	Nielsen Holdings NV	7,405,605
17,200	Verisk Analytics Inc., Class A Shares*	1,011,704

	Total Professional Services	9,647,330

Road & Rail — 2.1%
304,210	CSX Corp.	7,669,134
416,400	Hertz Global Holdings Inc.*	10,755,612
86,497	Union Pacific Corp.	13,374,166

	Total Road & Rail	31,798,912

Trading Companies & Distributors — 0.7%
52,800	MRC Global Inc.*	1,498,992
31,200	WESCO International Inc. (a)*	2,316,912
29,900	WW Grainger Inc.	7,697,456

	Total Trading Companies & Distributors	11,513,360

	TOTAL INDUSTRIALS	149,517,378

INFORMATION TECHNOLOGY — 28.8%

Communications Equipment — 2.3%
241,560	Cisco Systems Inc.	5,816,765
481,580	QUALCOMM Inc.	30,570,698

	Total Communications Equipment	36,387,463

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
Computers & Peripherals — 4.9%
152,339	Apple Inc.	$68,503,801
331,610	EMC Corp.*	8,210,664

	Total Computers & Peripherals	76,714,465

Electronic Equipment, Instruments & Components — 0.4%
32,400	Amphenol Corp., Class A Shares	2,523,960
33,400	FEI Co.	2,405,134
26,600	Itron Inc.*	1,117,200

	Total Electronic Equipment, Instruments & Components	6,046,294

Internet Software & Services — 7.0%
32,800	Akamai Technologies Inc.*	1,512,736
565,255	eBay Inc.*	30,580,296
68,628	Google Inc., Class A Shares*	59,734,497
43,200	LinkedIn Corp., Class A Shares*	7,237,296
222,600	VeriSign Inc.*	10,471,104

	Total Internet Software & Services	109,535,929

IT Services — 8.2%
144,500	Accenture PLC, Class A Shares	11,864,895
53,800	Alliance Data Systems Corp. (a)*	9,527,442
22,265	Cognizant Technology Solutions Corp., Class A Shares*	1,439,432
31,300	Computer Sciences Corp.	1,396,293
35,200	Gartner Inc.*	1,992,672
50,100	Jack Henry & Associates Inc.	2,351,193
42,350	MasterCard Inc., Class A Shares	24,150,088
239,400	Teradata Corp.*	13,346,550
172,725	VeriFone Systems Inc.*	4,029,674
312,220	Visa Inc., Class A Shares	55,618,871
29,400	WEX Inc.*	2,171,778

	Total IT Services	127,888,888

Semiconductors & Semiconductor Equipment — 0.7%
47,700	Altera Corp.	1,583,163
125,700	ARM Holdings PLC, ADR	5,515,716
72,000	Maxim Integrated Products Inc.	2,123,280
44,000	Xilinx Inc.	1,788,600

	Total Semiconductors & Semiconductor Equipment	11,010,759

Software — 5.3%
502,850	Adobe Systems Inc.*	21,577,293
69,975	BMC Software Inc.*	3,169,518
173,900	Cadence Design Systems Inc.*	2,631,107
164,630	Citrix Systems Inc.*	10,593,941
299,100	Intuit Inc.	17,479,404
298,440	Oracle Corp.	10,075,334
388,580	Salesforce.com Inc.*	16,448,591

	Total Software	81,975,188

	TOTAL INFORMATION TECHNOLOGY	449,558,986

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value
MATERIALS — 4.5%

Chemicals — 3.9%
17,900	Albemarle Corp.	$1,197,868
32,400	Celanese Corp., Series A, Class A Shares	1,598,940
13,100	Cytec Industries Inc.	936,257
66,510	Ecolab Inc.	5,618,100
162,210	FMC Corp.	10,172,189
159,210	Monsanto Co.	16,022,894
34,340	PPG Industries Inc.	5,274,967
53,060	Sherwin-Williams Co. (The)	10,003,402
134,350	Syngenta AG, ADR	10,457,804

	Total Chemicals	61,282,421

Construction Materials — 0.2%
25,500	Eagle Materials Inc.	1,880,625
13,300	Martin Marietta Materials Inc.	1,450,099

	Total Construction Materials	3,330,724

Paper & Forest Products — 0.4%
134,140	International Paper Co.	6,190,561

	TOTAL MATERIALS	70,803,706

TELECOMMUNICATION SERVICES — 2.3%

Diversified Telecommunication Services — 0.2%
49,750	Verizon Communications Inc.	2,411,880

Wireless Telecommunication Services — 2.1%
478,200	Crown Castle International Corp.*	34,071,750

	TOTAL TELECOMMUNICATION SERVICES	36,483,630

	TOTAL COMMON STOCKS (Cost — $1,014,518,693)	1,520,517,229

WARRANTS — 0.1%

ENERGY — 0.1%

Oil, Gas & Consumable Fuels — 0.1%
189,487	Kinder Morgan Inc.*	1,066,812

	TOTAL WARRANTS (Cost — $47,312)	1,066,812

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,014,566,005)	1,521,584,041

Face Amount
SHORT-TERM INVESTMENTS (b) — 4.5%
MONEY MARKET FUND — 2.3%
36,697,401	Invesco STIT - Government & Agency Portfolio(c) (Cost — $36,697,401)	36,697,401

Schedules of Investments

(unaudited) (continued)

Large Capitalization Growth Investments

Face Amount	Security	Value
TIME DEPOSITS — 1.5%
$ 4,605	BBH - Grand Cayman, 0.030% due 6/3/13	$4,605
5,766,521	BNP Paribas - Grand Cayman, 0.030% due 6/3/13	5,766,521
16,189,602	Societe Generale - France, 0.030% due 6/3/13	16,189,602
1,530,578	Wells Fargo - Grand Cayman, 0.030% due 6/3/13	1,530,578

	TOTAL TIME DEPOSITS (Cost — $23,491,306)	23,491,306

U.S. GOVERNMENT AGENCY — 0.7%
10,690,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 0.010% due 6/3/13(d) (Cost — $10,689,991)	10,689,991

	TOTAL SHORT-TERM INVESTMENTS (Cost — $70,878,698)	70,878,698

	TOTAL INVESTMENTS — 102.0% (Cost — $1,085,444,703#)	1,592,462,739

	Liabilities in Excess of Other Assets — (2.0)%	(31,758,266)

	TOTAL NET ASSETS — 100.0%	$1,560,704,473

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.2%.
(c)	Represents investment of collateral received from securities lending transactions.
(d)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

PLC	— Public Limited Company

REIT	— Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	28.2%
Consumer Discretionary	17.2
Health Care	14.1
Industrials	9.4
Energy	7.1
Consumer Staples	6.4
Financials	6.4
Materials	4.4
Telecommunication Services	2.3
Short-Term Investments	4.5

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS — 95.9%

CONSUMER DISCRETIONARY — 8.0%

Automobiles — 1.6%
1,228,200	Ford Motor Co.	$19,258,176

Diversified Consumer Services — 0.2%
79,400	H&R Block Inc.	2,324,038

Hotels, Restaurants & Leisure — 1.2%
212,000	Carnival Corp.	7,017,200
129,700	Darden Restaurants Inc.	6,718,460

	Total Hotels, Restaurants & Leisure	13,735,660

Household Durables — 0.5%
187,600	Newell Rubbermaid Inc.	5,072,704

Internet & Catalog Retail — 0.1%
43,000	Liberty Interactive Corp., Class A Shares*	965,350

Leisure Equipment & Products — 0.8%
207,200	Mattel Inc.	9,272,200

Media — 0.2%
28,400	Omnicom Group Inc.	1,764,492

Multiline Retail — 1.0%
90,724	Kohl’s Corp.	4,664,121
96,600	Target Corp.	6,713,700

	Total Multiline Retail	11,377,821

Specialty Retail — 1.5%
26,600	Bed Bath & Beyond Inc.*	1,815,450
967,600	Staples Inc.	14,514,000

	Total Specialty Retail	16,329,450

Textiles, Apparel & Luxury Goods — 0.9%
32,900	Coach Inc.	1,916,754
42,305	V.F. Corp.	7,778,197

	Total Textiles, Apparel & Luxury Goods	9,694,951

	TOTAL CONSUMER DISCRETIONARY	89,794,842

CONSUMER STAPLES — 5.7%

Beverages — 0.6%
141,400	Molson Coors Brewing Co., Class B Shares	6,986,574

Food & Staples Retailing — 2.5%
228,877	CVS Caremark Corp.	13,178,737
81,600	Kroger Co. (The)	2,747,472
174,842	Sysco Corp.	5,909,660
93,300	Wal-Mart Stores Inc.	6,982,572

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
	Total Food & Staples Retailing	$28,818,441

Food Products — 0.7%
229,849	Archer-Daniels-Midland Co.	7,408,033

Household Products — 1.2%
64,777	Kimberly-Clark Corp.	6,272,357
87,000	Procter & Gamble Co. (The)	6,678,120

	Total Household Products	12,950,477

Tobacco — 0.7%
157,700	Reynolds American Inc.	7,586,947

	TOTAL CONSUMER STAPLES	63,750,472

ENERGY — 16.5%

Energy Equipment & Services — 3.6%
153,420	Ensco PLC, Class A Shares	9,231,281
171,000	Halliburton Co.	7,156,350
124,500	McDermott International Inc.*	1,188,975
216,800	National Oilwell Varco Inc.	15,241,040
79,700	Patterson-UTI Energy Inc.	1,674,497
220,000	Superior Energy Services Inc.*	5,869,600

	Total Energy Equipment & Services	40,361,743

Oil, Gas & Consumable Fuels — 12.9%
143,928	Chevron Corp.	17,667,162
32,200	Cimarex Energy Co.	2,258,508
361,051	ConocoPhillips	22,146,867
150,000	Devon Energy Corp.	8,527,500
87,608	Exxon Mobil Corp.	7,925,896
26,400	Hess Corp.	1,779,624
139,513	HollyFrontier Corp.	6,905,894
477,556	Marathon Oil Corp.	16,423,151
89,013	Marathon Petroleum Corp.	7,343,573
124,730	Murphy Oil Corp.	7,897,904
76,000	Occidental Petroleum Corp.	6,997,320
111,300	Royal Dutch Shell PLC, Class A Shares, ADR	7,386,981
97,000	Royal Dutch Shell PLC, Class B Shares, ADR	6,676,510
16,200	SM Energy Co.	982,368
37,800	Southwestern Energy Co.*	1,424,682
294,400	Total SA, ADR	14,675,840
181,970	Valero Energy Corp.	7,393,441

	Total Oil, Gas & Consumable Fuels	144,413,221

	TOTAL ENERGY	184,774,964

FINANCIALS — 20.5%

Capital Markets — 2.3%
93,400	Ameriprise Financial Inc.	7,613,968
45,002	Goldman Sachs Group Inc. (The)	7,293,924
20,200	Northern Trust Corp.	1,174,630
142,469	State Street Corp.	9,428,599

	Total Capital Markets	25,511,121

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Commercial Banks — 4.2%
816,206	Fifth Third Bancorp	$14,854,949
8,600	M&T Bank Corp.(a)	902,140
106,500	PNC Financial Services Group Inc.	7,629,660
840,000	Regions Financial Corp.	7,669,200
375,900	Wells Fargo & Co.	15,242,745

	Total Commercial Banks	46,298,694

Consumer Finance — 1.5%
252,100	Capital One Financial Corp.	15,360,453
57,000	SLM Corp.	1,353,180

	Total Consumer Finance	16,713,633

Diversified Financial Services — 2.6%
496,510	JPMorgan Chase & Co.	27,104,481
57,600	NYSE Euronext	2,317,248

	Total Diversified Financial Services	29,421,729

Insurance — 9.2%
80,000	ACE Ltd.	7,174,400
6,367	Alleghany Corp.*	2,483,130
12,400	Allied World Assurance Co. Holdings AG	1,108,684
349,089	Allstate Corp. (The)	16,840,053
188,100	American International Group Inc.*	8,362,926
24,897	Aon PLC	1,585,192
38,700	Arch Capital Group Ltd.*	1,981,827
221,700	Hartford Financial Services Group Inc.	6,790,671
35,600	Loews Corp.	1,631,192
553,116	MetLife Inc.	24,453,258
81,000	Progressive Corp. (The)	2,064,690
108,000	Prudential Financial Inc.	7,448,760
23,600	Torchmark Corp.	1,522,436
155,200	Travelers Cos., Inc. (The)	12,993,344
134,800	Willis Group Holdings PLC	5,265,288

	Total Insurance	101,705,851

Real Estate Investment Trusts (REITs) — 0.7%
503,200	Annaly Capital Management Inc.	6,833,456
55,500	Hatteras Financial Corp.	1,433,010

	Total Real Estate Investment Trusts (REITs)	8,266,466

	TOTAL FINANCIALS	227,917,494

HEALTH CARE — 12.0%

Health Care Equipment & Supplies — 2.2%
103,700	Baxter International Inc.	7,293,221
11,500	Becton Dickinson and Co.	1,134,130
147,900	Medtronic Inc.	7,544,379
198,184	St. Jude Medical Inc.	8,567,494

	Total Health Care Equipment & Supplies	24,539,224

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Health Care Providers & Services — 3.0%
110,500	Aetna Inc.	$6,671,990
38,890	Cigna Corp.	2,640,631
120,000	Express Scripts Holding Co.*	7,454,400
63,950	McKesson Corp.	7,281,347
153,384	UnitedHealth Group Inc.	9,606,440

	Total Health Care Providers & Services	33,654,808

Pharmaceuticals — 6.8%
184,000	Abbott Laboratories	6,747,280
280,000	AstraZeneca PLC, ADR(a)	14,350,000
122,650	Eli Lilly & Co.	6,520,074
184,465	Johnson & Johnson	15,528,264
562,940	Merck & Co. Inc.	26,289,298
246,800	Pfizer Inc.	6,720,364

	Total Pharmaceuticals	76,155,280

	TOTAL HEALTH CARE	134,349,312

INDUSTRIALS — 9.9%

Aerospace & Defense — 3.1%
112,550	General Dynamics Corp.	8,677,605
92,500	Honeywell International Inc.	7,257,550
16,700	L-3 Communications Holdings Inc.	1,421,003
71,400	Lockheed Martin Corp.	7,556,262
93,500	Northrop Grumman Corp.	7,703,465
23,000	Rockwell Collins Inc.	1,489,250
5,500	Spirit Aerosystems Holdings Inc., Class A Shares*	118,855

	Total Aerospace & Defense	34,223,990

Commercial Services & Supplies — 0.1%
33,400	Republic Services Inc., Class A Shares	1,138,940

Construction & Engineering — 0.9%
44,400	Jacobs Engineering Group Inc.*	2,531,244
198,100	KBR Inc.	7,151,410

	Total Construction & Engineering	9,682,654

Electrical Equipment — 0.6%
17,500	Hubbell Inc., Class B Shares	1,757,525
60,000	Rockwell Automation Inc.	5,281,200

	Total Electrical Equipment	7,038,725

Industrial Conglomerates — 1.9%
126,052	Danaher Corp.	7,792,535
599,061	General Electric Co.	13,970,102

	Total Industrial Conglomerates	21,762,637

Machinery — 2.1%
110,600	Dover Corp.	8,654,450
183,900	Stanley Black & Decker Inc.	14,568,558

	Total Machinery	23,223,008

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Professional Services — 0.5%
17,000	Dun & Bradstreet Corp. (The)(a)	$1,668,380
26,400	Manpowergroup Inc.	1,511,928
27,400	Towers Watson & Co., Class A Shares	2,128,432

	Total Professional Services	5,308,740

Road & Rail — 0.7%
85,000	Norfolk Southern Corp.	6,510,150
17,300	Ryder System Inc.	1,090,592

	Total Road & Rail	7,600,742

	TOTAL INDUSTRIALS	109,979,436

INFORMATION TECHNOLOGY — 12.9%

Communications Equipment — 2.0%
628,881	Cisco Systems Inc.	15,143,454
150,000	Harris Corp.	7,519,500

	Total Communications Equipment	22,662,954

Computers & Peripherals — 0.7%
276,400	EMC Corp.*	6,843,664
43,900	Lexmark International Inc., Class A Shares	1,339,389

	Total Computers & Peripherals	8,183,053

Electronic Equipment, Instruments & Components — 1.4%
53,500	Arrow Electronics Inc.*	2,127,160
70,300	Avnet Inc.*	2,401,448
964,000	Flextronics International Ltd.*	7,191,440
80,300	FLIR Systems Inc.	1,956,108
103,700	Ingram Micro Inc., Class A Shares*	1,981,707

	Total Electronic Equipment, Instruments & Components	15,657,863

Internet Software & Services — 1.1%
12,000	Google Inc., Class A Shares*	10,444,920
24,500	Open Text Corp.(a)	1,665,020

	Total Internet Software & Services	12,109,940

IT Services — 0.4%
51,500	Broadridge Financial Solutions Inc.	1,397,710
79,200	SAIC Inc.	1,148,400
120,900	Western Union Co. (The)	1,980,342

	Total IT Services	4,526,452

Office Electronics — 0.7%
826,900	Xerox Corp.	7,268,451

Semiconductors & SemiConductor Equipment — 3.2%
52,000	Analog Devices Inc.	2,388,360
54,900	Applied Materials Inc.	834,480
922,800	Intel Corp.	22,405,584
28,100	Kla-Tencor Corp.	1,581,749
50,500	Lam Research Corp.*	2,362,390
720,000	ON Semiconductor Corp.*	6,163,200

	Total Semiconductors & SemiConductor Equipment	35,735,763

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
Software — 3.4%
24,000	Autodesk Inc.*	$905,520
281,100	CA Inc.	7,676,841
466,442	Microsoft Corp.	16,269,497
168,189	Oracle Corp.	5,678,061
278,000	Symantec Corp.*	6,224,420
26,300	Synopsys Inc.*	958,635

	Total Software	37,712,974

	TOTAL INFORMATION TECHNOLOGY	143,857,450

MATERIALS — 5.9%

Chemicals — 2.9%
63,000	Air Products & Chemicals Inc.	5,947,830
283,000	Dow Chemical Co. (The)	9,752,180
137,000	EI du Pont de Nemours & Co.	7,643,230
136,000	Mosaic Co. (The)	8,271,520

	Total Chemicals	31,614,760

Metals & Mining — 2.4%
267,500	Barrick Gold Corp.(a)	5,649,600
474,455	Freeport-McMoRan Copper & Gold Inc.	14,731,828
232,900	Kinross Gold Corp.	1,492,889
120,700	Nucor Corp.	5,372,357

	Total Metals & Mining	27,246,674

Paper & Forest Products — 0.6%
152,200	International Paper Co.	7,024,030

	TOTAL MATERIALS	65,885,464

TELECOMMUNICATION SERVICES — 2.0%

Diversified Telecommunication Services — 1.4%
188,200	AT&T Inc.	6,585,118
255,100	CenturyLink Inc.	8,711,665

	Total Diversified Telecommunication Services	15,296,783

Wireless Telecommunication Services — 0.6%
224,000	Vodafone Group PLC, ADR	6,484,800

	TOTAL TELECOMMUNICATION SERVICES	21,781,583

UTILITIES — 2.5%

Electric Utilities — 2.0%
319,050	American Electric Power Co., Inc.	14,618,871
103,995	Entergy Corp.	7,163,176
7,000	OGE Energy Corp.	475,090

	Total Electric Utilities	22,257,137

Multi-Utilities — 0.5%
161,600	Public Service Enterprise Group Inc.	5,339,264
6,000	SCANA Corp.	302,640

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value
	Total Multi-Utilities	$5,641,904

	TOTAL UTILITIES	27,899,041

	TOTAL COMMON STOCKS (Cost — $848,584,083)	1,069,990,058

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $848,584,083)	1,069,990,058

Face Amount	Security	Value
SHORT-TERM INVESTMENTS (b) — 5.8%
MONEY MARKET FUND — 2.2%
24,833,674	Invesco STIT - Government & Agency Portfolio(c)
	(Cost — $24,833,674)	24,833,674

TIME DEPOSITS — 3.6%
12,137,258	BNP Paribas - Grand Cayman, 0.030% due 6/3/13	12,137,258
12,306,429	Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 6/3/13	12,306,429
15,989,718	Wells Fargo - Grand Cayman, 0.030% due 6/3/13	15,989,718

	TOTAL TIME DEPOSITS (Cost — $40,433,405)	40,433,405

	TOTAL SHORT-TERM INVESTMENTS (Cost — $65,267,079)	65,267,079

	TOTAL INVESTMENTS — 101.7% (Cost — $913,851,162#)	1,135,257,137

	Liabilities in Excess of Other Assets — (1.7)%	(18,747,110)

	TOTAL NET ASSETS — 100.0%	$1,116,510,027

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.6%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

(unaudited) (continued)

Large Capitalization Value Equity Investments

Summary of Investments by Security Sector^
Financials	20.1%
Energy	16.3
Information Technology	12.7
Health Care	11.8
Industrials	9.7
Consumer Discretionary	7.9
Materials	5.8
Consumer Staples	5.6
Utilities	2.5
Telecommunication Services	1.9
Short-Term Investments	5.7

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
COMMON STOCKS — 95.5%

CONSUMER DISCRETIONARY — 15.0%

Auto Components — 0.5%
77,900	American Axle & Manufacturing Holdings Inc.*	$1,385,841

Automobiles — 0.4%
64,100	Winnebago Industries Inc.*	1,330,716

Diversified Consumer Services — 1.8%
51,130	Bright Horizons Family Solutions Inc.*	1,843,237
265,790	Stewart Enterprises Inc., Class A Shares	3,455,270

	Total Diversified Consumer Services	5,298,507

Hotels, Restaurants & Leisure — 4.3%
55,200	AFC Enterprises Inc.*	2,012,592
40,880	Bally Technologies Inc.*	2,328,116
31,790	Cheesecake Factory Inc. (The)	1,269,057
52,000	Fiesta Restaurant Group Inc.*	1,849,640
37,200	Marriott Vacations Worldwide Corp.*	1,646,100
35,770	Multimedia Games Holding Co., Inc.*	915,354
29,100	Red Robin Gourmet Burgers Inc.*	1,528,041
12,960	Six Flags Entertainment Corp.	966,427

	Total Hotels, Restaurants & Leisure	12,515,327

Household Durables — 1.5%
44,500	Ryland Group Inc. (The)	2,014,960
291,760	Standard Pacific Corp.*	2,582,076

	Total Household Durables	4,597,036

Internet & Catalog Retail — 0.8%
73,510	HomeAway Inc.*	2,247,936

Leisure Equipment & Products — 0.8%
50,500	Arctic Cat Inc.	2,367,945

Media — 1.0%
40,800	Nexstar Broadcasting Group Inc., Class A Shares	1,142,400
83,928	Rentrak Corp.*	1,942,094

	Total Media	3,084,494

Specialty Retail — 3.9%
32,470	Asbury Automotive Group Inc.*	1,337,764
87,300	Conn’s Inc.*	4,297,779
14,710	Five Below Inc.*	562,510
35,530	Lithia Motors Inc., Class A Shares	1,850,758
64,500	Penske Automotive Group Inc.	2,071,095
40,500	Rent-A-Center Inc.	1,481,490

	Total Specialty Retail	11,601,396

	TOTAL CONSUMER DISCRETIONARY	44,429,198

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
CONSUMER STAPLES — 2.5%

Food & Staples Retailing — 1.6%
92,750	Natural Grocers by Vitamin Cottage Inc. (a)*	$2,629,463
48,300	Susser Holdings Corp.*	2,286,522

	Total Food & Staples Retailing	4,915,985

Food Products — 0.9%
89,290	B&G Foods Inc., Class A Shares	2,569,766

	TOTAL CONSUMER STAPLES	7,485,751

ENERGY — 7.9%
Energy Equipment & Services — 4.2%
122,000	Basic Energy Services Inc. (a)*	1,628,700
16,600	Dril-Quip Inc.*	1,501,470
63,300	Helix Energy Solutions Group Inc.*	1,510,338
28,800	Hornbeck Offshore Services Inc.*	1,498,176
57,920	McDermott International Inc.*	553,136
19,520	Oil States International Inc.*	1,922,720
153,600	Pioneer Energy Services Corp.*	1,072,128
101,870	Superior Energy Services Inc.*	2,717,892

	Total Energy Equipment & Services	12,404,560

Oil, Gas & Consumable Fuels — 3.7%
29,400	Gulfport Energy Corp.*	1,402,086
111,530	Matador Resources Co.*	1,113,069
39,700	Oasis Petroleum Inc.*	1,475,252
57,600	Solazyme Inc.*	709,632
75,710	Tesoro Corp.	4,667,522
48,960	Western Refining Inc.	1,633,795
	Total Oil, Gas & Consumable Fuels	11,001,356

	TOTAL ENERGY	23,405,916

FINANCIALS — 6.7%

Capital Markets — 0.7%
200,230	BGC Partners Inc., Class A Shares	1,103,268
65,160	FXCM Inc., Class A Shares	903,769

	Total Capital Markets	2,007,037

Commercial Banks — 1.2%
86,290	East West Bancorp Inc.	2,272,879
34,000	Home Bancshares Inc.	1,431,400

	Total Commercial Banks	3,704,279

Consumer Finance — 1.0%
153,900	DFC Global Corp.*	2,293,110
45,370	Green Dot Corp., Class A Shares*	815,299

	Total Consumer Finance	3,108,409

Insurance — 1.2%
15,600	Allied World Assurance Co. Holdings AG	1,394,796
63,720	Validus Holdings Ltd.	2,300,929

	Total Insurance	3,695,725

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
Real Estate Investment Trusts (REITs) — 1.4%
43,240	Blackstone Mortgage Trust Inc., Class A Shares	$1,140,239
52,600	CyrusOne Inc.	1,140,368
60,880	LaSalle Hotel Properties	1,607,231

	Total Real Estate Investment Trusts (REITs)	3,887,838

Real Estate Management & Development — 0.9%
72,980	Alexander & Baldwin Inc.*	2,575,464

Thrifts & Mortgage Finance — 0.3%
41,390	PennyMac Financial Services Inc., Class A Shares*	902,302

	TOTAL FINANCIALS	19,881,054

HEALTH CARE — 20.5%

Biotechnology — 4.5%
200,400	Achillion Pharmaceuticals Inc.*	1,671,336
72,890	Alkermes PLC*	2,277,812
139,500	Celldex Therapeutics Inc.*	1,784,205
36,110	Cubist Pharmaceuticals Inc.*	1,984,245
150,650	Idenix Pharmaceuticals Inc.*	714,081
39,520	Medivation Inc.*	1,919,091
121,410	Merrimack Pharmaceuticals Inc.*	672,611
15,020	Puma Biotechnology Inc.*	584,729
47,000	Sarepta Therapeutics Inc. (a)*	1,661,450

	Total Biotechnology	13,269,560

Health Care Equipment & Supplies — 6.3%
122,320	ArthroCare Corp.*	4,150,317
157,400	AtriCure Inc.*	1,424,470
27,820	Cyberonics Inc.*	1,327,292
46,600	DexCom Inc.*	970,678
3,670	Haemonetics Corp.*	151,498
126,060	Masimo Corp.	2,729,199
67,480	Quidel Corp.*	1,613,447
171,800	Spectranetics Corp.*	3,212,659
67,270	STERIS Corp.	3,050,022

	Total Health Care Equipment & Supplies	18,629,582

Health Care Providers & Services — 4.4%
132,400	AMN Healthcare Services Inc.*	1,772,836
146,100	BioScrip Inc.*	2,042,478
286,690	Health Management Associates Inc., Class A Shares*	3,953,455
18,265	MWI Veterinary Supply Inc.*	2,219,380
81,840	Team Health Holdings Inc.*	3,197,489

	Total Health Care Providers & Services	13,185,638

Health Care Technology — 1.4%
72,100	HealthStream Inc.*	1,930,838
31,300	Medidata Solutions Inc.*	2,160,326

	Total Health Care Technology	4,091,164

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
Life Sciences Tools & Services — 1.7%
58,400	Fluidigm Corp.*	$995,136
122,340	ICON PLC*	4,201,156

	Total Life Sciences Tools & Services	5,196,292

Pharmaceuticals — 2.2%
133,400	Akorn Inc.*	1,938,302
102,205	Pacira Pharmaceuticals Inc. (a)*	2,994,607
66,930	Santarus Inc.*	1,490,531

	Total Pharmaceuticals	6,423,440

	TOTAL HEALTH CARE	60,795,676

INDUSTRIALS — 23.4%

Aerospace & Defense — 1.4%
73,240	Hexcel Corp.*	2,546,554
19,850	Triumph Group Inc.	1,541,353

	Total Aerospace & Defense	4,087,907

Air Freight & Logistics — 0.5%
89,400	XPO Logistics Inc.*	1,486,722

Airlines — 0.6%
32,200	Alaska Air Group Inc.*	1,829,604

Building Products — 1.7%
199,100	Builders FirstSource Inc.*	1,341,934
58,650	Ply Gem Holdings Inc.*	1,354,815
42,000	Trex Co., Inc.*	2,333,940

	Total Building Products	5,030,689

Commercial Services & Supplies — 3.2%
57,070	Herman Miller Inc.	1,604,238
97,800	InnerWorkings Inc.*	1,060,152
143,050	Interface Inc., Class A Shares	2,403,240
76,710	Progressive Waste Solutions Ltd.	1,785,042
190,270	Steelcase Inc., Class A Shares	2,633,336

	Total Commercial Services & Supplies	9,486,008

Machinery — 4.2%
16,330	American Railcar Industries Inc.	555,220
43,600	Colfax Corp.*	2,175,640
38,300	Sun Hydraulics Corp.	1,242,835
132,400	Titan International Inc.	3,088,892
167,900	Wabash National Corp.*	1,762,950
22,700	Wabtec Corp.	2,497,227
42,800	Westport Innovations Inc. (a)*	1,297,268

	Total Machinery	12,620,032

Marine — 0.4%
50,070	Matson Inc.	1,260,262

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
Professional Services — 4.7%
34,700	Advisory Board Co. (The)*	$1,832,507
49,060	Corporate Executive Board Co. (The)	3,001,982
118,140	Huron Consulting Group Inc.*	5,282,040
70,200	On Assignment Inc.*	1,828,008
68,600	WageWorks Inc.*	1,987,342

	Total Professional Services	13,931,879

Road & Rail — 4.0%
48,700	Avis Budget Group Inc.*	1,614,892
19,100	Genesee & Wyoming Inc., Class A Shares*	1,700,855
23,400	J.B. Hunt Transport Services Inc.	1,723,644
40,975	Old Dominion Freight Line Inc.*	1,764,384
76,300	Roadrunner Transportation Systems Inc.*	2,113,510
63,100	Saia Inc.*	3,015,233

	Total Road & Rail	11,932,518

Trading Companies & Distributors — 2.7%
51,980	Beacon Roofing Supply Inc.*	2,142,616
86,600	H&E Equipment Services Inc.	1,938,108
45,890	Watsco Inc.	4,003,902

	Total Trading Companies & Distributors	8,084,626

	TOTAL INDUSTRIALS	69,750,247

INFORMATION TECHNOLOGY — 17.5%

Communications Equipment — 1.0%
62,790	Aruba Networks Inc.*	938,083
136,890	Ixia*	2,151,910

	Total Communications Equipment	3,089,993

Computers & Peripherals — 0.4%
23,600	3D Systems Corp. (a)*	1,145,072

Electronic Equipment, Instruments & Components — 0.3%
21,420	Sanmina Corp.*	290,884
18,600	Universal Display Corp. (a)*	553,908

	Total Electronic Equipment, Instruments & Components	844,792

Internet Software & Services — 2.4%
27,065	CoStar Group Inc.*	3,026,138
49,900	SPS Commerce Inc.*	2,693,103
46,910	Trulia Inc. (a)*	1,442,013

	Total Internet Software & Services	7,161,254

IT Services — 2.6%
53,030	Acxiom Corp.*	1,166,130
64,800	EVERTEC Inc.*	1,297,296
32,200	Heartland Payment Systems Inc.(a)	1,032,332
29,580	InterXion Holding NV*	811,971
60,145	MoneyGram International Inc.*	1,183,654
8,420	WEX Inc.*	621,985
95,190	WNS Holdings Ltd., ADR*	1,532,559

	Total IT Services	7,645,927

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value
Semiconductors & Semiconductor Equipment — 3.3%
134,370	Cypress Semiconductor Corp.*	$1,510,319
72,600	Magnachip Semiconductor Corp.*	1,343,100
78,080	Monolithic Power Systems Inc.	1,918,425
128,200	Nova Measuring Instruments Ltd.*	1,207,644
39,300	Semtech Corp.*	1,436,022
32,500	Silicon Laboratories Inc.*	1,396,200
26,500	Ultratech Inc.*	966,190

	Total Semiconductors & Semiconductor Equipment	9,777,900

Software — 7.5%
33,500	Aspen Technology Inc.*	1,025,770
123,490	Cadence Design Systems Inc.*	1,868,404
20,500	CommVault Systems Inc.*	1,435,000
92,570	Cyan Inc.*	1,235,810
15,830	FleetMatics Group PLC*	470,943
99,120	Fortinet Inc.*	1,909,051
57,470	Guidewire Software Inc.*	2,353,971
43,550	Model N Inc. (a)*	879,710
52,687	Proofpoint Inc.*	1,064,277
43,400	PROS Holdings Inc.*	1,255,562
73,350	QLIK Technologies Inc.*	2,256,246
44,970	SolarWinds Inc.*	1,895,486
21,200	Sourcefire Inc.*	1,186,352
31,280	Ultimate Software Group Inc.*	3,481,463

	Total Software	22,318,045

	TOTAL INFORMATION TECHNOLOGY	51,982,983

MATERIALS — 1.5%

Chemicals — 0.3%
22,820	Axiall Corp.	984,683

Metals & Mining — 0.5%
65,800	US Silica Holdings Inc.(a)	1,453,522

Paper & Forest Products — 0.7%
73,730	KapStone Paper and Packaging Corp.	2,138,907

	TOTAL MATERIALS	4,577,112

TELECOMMUNICATION SERVICES — 0.5%

Diversified Telecommunication Services — 0.5%
53,900	Cogent Communications Group Inc.	1,481,711

	TOTAL COMMON STOCKS (Cost — $206,054,854)	283,789,648

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $206,054,854)	283,789,648

Schedules of Investments

(unaudited) (continued)

Small Capitalization Growth Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS (b) — 12.0%
MONEY MARKET FUND — 8.7%
25,875,789	Invesco STIT - Government & Agency Portfolio(c)
	(Cost — $25,875,789)	$25,875,789

TIME DEPOSITS — 3.3%
4,637,410	BNP Paribas - Grand Cayman, 0.030% due 6/3/13	4,637,410
5,134,159	Wells Fargo - Grand Cayman, 0.030% due 6/3/13	5,134,159

	TOTAL TIME DEPOSITS (Cost — $9,771,569)	9,771,569

	TOTAL SHORT-TERM INVESTMENTS (Cost — $35,647,358)	35,647,358

	TOTAL INVESTMENTS — 107.5% (Cost — $241,702,212#)	319,437,006

	Liabilities in Excess of Other Assets — (7.5)%	(22,396,468)

	TOTAL NET ASSETS — 100.0%	$297,040,538

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.3%.
(c)	Represents investments of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	21.8%
Health Care	19.0
Information Technology	16.3
Consumer Discretionary	13.9
Energy	7.3
Financials	6.2
Consumer Staples	2.4
Materials	1.4
Telecommunication Services	0.5
Short-Term Investments	11.2

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
COMMON STOCKS — 95.2%

CONSUMER DISCRETIONARY — 16.4%

Auto Components — 2.0%
7,300	Autoliv Inc.	$572,758
37,600	Dana Holding Corp.	711,392
309,545	Modine Manufacturing Co.*	3,172,836

	Total Auto Components	4,456,986

Automobiles — 1.1%
58,029	Thor Industries Inc.	2,478,419

Diversified Consumer Services — 1.7%
153,159	Regis Corp.(a)	2,819,657
54,100	Service Corp. International	972,718

	Total Diversified Consumer Services	3,792,375

Hotels, Restaurants & Leisure — 4.2%
17,900	Brinker International Inc.	701,859
15,900	CEC Entertainment Inc.	636,795
21,300	Cheesecake Factory Inc. (The)	850,296
9,300	Cracker Barrel Old Country Store Inc.	831,978
48,606	International Game Technology	869,075
92,816	International Speedway Corp., Class A Shares	3,217,003
26,719	Marriott Vacations Worldwide Corp.*	1,182,316
29,000	Texas Roadhouse Inc., Class A Shares	685,850

	Total Hotels, Restaurants & Leisure	8,975,172

Household Durables — 0.7%
15,535	Harman International Industries Inc.	824,909
17,200	Meritage Homes Corp.*	814,592

	Total Household Durables	1,639,501

Leisure Equipment & Products — 1.4%
79,916	Brunswick Corp.	2,682,780
7,301	Sturm Ruger & Co., Inc.(a)	367,094

	Total Leisure Equipment & Products	3,049,874

Media — 1.0%
26,300	Cinemark Holdings Inc.	771,642
34,500	Meredith Corp.(a)	1,413,810

	Total Media	2,185,452

Multiline Retail — 0.3%
19,200	Big Lots Inc.*	653,760

Specialty Retail — 3.0%
26,000	Aaron’s Inc.	730,340
14,700	Buckle Inc. (The)(a)	786,156
29,600	Cato Corp. (The), Class A Shares	737,040
10,800	Children’s Place Retail Stores Inc. (The)*	575,964
29,800	Finish Line Inc. (The), Class A Shares	627,588

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
8,900	Genesco Inc.*	$601,462
11,500	Group 1 Automotive Inc.	730,825
10,200	Guess? Inc.(a)	324,156
14,900	Men’s Wearhouse Inc. (The)	539,380
14,900	Rent-A-Center Inc.(a)	545,042
19,400	Stage Stores Inc.	446,394

	Total Specialty Retail	6,644,347

Textiles, Apparel & Luxury Goods — 1.0%
20,400	Hanesbrands Inc.	1,017,144
21,700	Wolverine World Wide Inc.	1,135,995

	Total Textiles, Apparel & Luxury Goods	2,153,139

	TOTAL CONSUMER DISCRETIONARY	36,029,025

CONSUMER STAPLES — 3.8%

Food & Staples Retailing — 1.6%
15,700	Andersons Inc. (The)	799,758
5,078	Casey’s General Stores Inc.	308,539
36,500	Harris Teeter Supermarkets Inc.	1,715,500
18,000	Weis Markets Inc.	736,380

	Total Food & Staples Retailing	3,560,177

Food Products — 0.7%
16,400	Cal-Maine Foods Inc.	733,736
10,500	Ingredion Inc.	715,260

	Total Food Products	1,448,996

Household Products — 1.2%
131,200	Central Garden & Pet Co.*	1,019,424
213,766	Central Garden & Pet Co., Class A Shares*	1,622,484

	Total Household Products	2,641,908

Tobacco — 0.3%
12,100	Universal Corp.	709,423

	TOTAL CONSUMER STAPLES	8,360,504

ENERGY — 5.3%

Energy Equipment & Services — 2.1%
11,900	Bristow Group Inc.	747,915
63,800	Helix Energy Solutions Group Inc.*	1,522,268
38,600	Patterson-UTI Energy Inc.	810,986
85,500	Precision Drilling Corp.	735,300
14,100	Tidewater Inc.	776,769

	Total Energy Equipment & Services	4,593,238

Oil, Gas & Consumable Fuels — 3.2%
18,200	Berry Petroleum Co., Class A Shares	788,242
10,300	Cimarex Energy Co.	722,442
14,100	CVR Energy Inc.	885,621
14,500	Energen Corp.	785,755
44,276	Ship Finance International Ltd.	751,806
20,498	Western Refining Inc.	684,018
34,900	Whiting Petroleum Corp.*	1,607,844
18,000	World Fuel Services Corp.	733,140

	Total Oil, Gas & Consumable Fuels	6,958,868

	TOTAL ENERGY	11,552,106

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
FINANCIALS — 20.8%

Capital Markets — 0.3%
16,500	Raymond James Financial Inc.	$725,505

Commercial Banks — 7.9%
37,200	Bank of Hawaii Corp.(a)	1,874,135
54,700	Boston Private Financial Holdings Inc.	538,795
132,988	Cathay General Bancorp	2,698,326
35,400	Community Bank System Inc.	1,039,344
23,500	CVB Financial Corp.	269,545
64,185	East West Bancorp Inc.	1,690,633
43,000	First Financial Bancorp	662,630
36,300	First Midwest Bancorp Inc.	477,708
75,900	First Niagara Financial Group Inc.	741,543
13,200	FirstMerit Corp.	249,084
65,100	Fulton Financial Corp.	747,999
35,141	Hancock Holding Co.	1,003,276
28,100	Independent Bank Corp.(a)	925,895
41,800	NBT Bancorp Inc.	830,984
51,600	Old National Bancorp	689,376
14,900	Prosperity Bancshares Inc.	746,341
21,200	S&T Bancorp Inc.	410,008
28,400	Trustmark Corp.	723,916
13,900	Webster Financial Corp.	324,565
23,100	WesBanco Inc.	578,655

	Total Commercial Banks	17,222,758

Consumer Finance — 0.3%
15,400	Cash America International Inc.	734,734

Insurance — 6.9%
16,900	American Financial Group Inc.	820,664
92,816	AMERISAFE Inc.	3,149,247
29,900	First American Financial Corp.	714,012
18,700	Infinity Property & Casualty Corp.	1,079,925
288,400	Maiden Holdings Ltd.	3,080,112
79,962	National Interstate Corp.	2,319,698
32,700	Platinum Underwriters Holdings Ltd.	1,867,170
48,200	Selective Insurance Group Inc.	1,143,786
9,000	StanCorp Financial Group Inc.	408,870
17,246	Validus Holdings Ltd.	622,753

	Total Insurance	15,206,237

Real Estate Investment Trusts (REITs) — 4.5%
39,656	American Realty Capital Properties Inc.	603,564
215,096	Ashford Hospitality Trust Inc.	2,841,419
35,164	Brandywine Realty Trust	497,922
37,300	Education Realty Trust Inc.	390,158
46,500	Franklin Street Properties Corp.	633,330
11,900	Government Properties Income Trust	289,289
26,700	Hatteras Financial Corp.	689,394
15,500	Highwoods Properties Inc.	564,510
20,200	Omega Healthcare Investors Inc.(a)	654,682
8,900	PS Business Parks Inc.	679,159
54,117	Retail Properties of America Inc., Class A Shares	825,825
25,723	Starwood Property Trust Inc.	652,593
16,900	Washington Real Estate Investment Trust	470,158

	Total Real Estate Investment Trusts (REITs)	9,792,003

Real Estate Management & Development — 0.3%
21,600	Alexander & Baldwin Inc.*	762,264

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
Thrifts & Mortgage Finance — 0.6%
29,400	Home Loan Servicing Solutions Ltd.	$671,496
42,000	Washington Federal Inc.	734,580

	Total Thrifts & Mortgage Finance	1,406,076

	TOTAL FINANCIALS	45,849,577

HEALTH CARE — 4.7%

Health Care Equipment & Supplies — 3.1%
12,800	Cooper Cos., Inc. (The)	1,446,528
16,400	Haemonetics Corp.*	676,992
35,900	STERIS Corp.	1,627,706
18,200	Teleflex Inc.	1,425,606
22,348	West Pharmaceutical Services Inc.	1,531,955

	Total Health Care Equipment & Supplies	6,708,787

Health Care Providers & Services — 1.3%
42,050	Owens & Minor Inc.(a)	1,437,269
12,200	Universal Health Services Inc., Class B Shares	843,508
24,200	VCA Antech Inc.*	618,552

	Total Health Care Providers & Services	2,899,329

Life Sciences Tools & Services — 0.3%
21,800	PerkinElmer Inc.	682,776

	TOTAL HEALTH CARE	10,290,892

INDUSTRIALS — 23.3%

Aerospace & Defense — 1.4%
11,500	Alliant Techsystems Inc.	902,980
20,700	Curtiss-Wright Corp.	752,652
14,400	Elbit Systems Ltd.	620,352
9,400	Triumph Group Inc.	729,910

	Total Aerospace & Defense	3,005,894

Commercial Services & Supplies — 5.0%
327,728	ACCO Brands Corp.*	2,343,255
42,900	Brink’s Co. (The)	1,151,007
48,600	Ennis Inc.	831,546
29,400	Knoll Inc.	460,404
168,920	Schawk Inc., Class A Shares(b)	2,001,702
7,200	UniFirst Corp.	683,280
17,700	United Stationers Inc.	610,827
117,971	Viad Corp.	2,909,165

	Total Commercial Services & Supplies	10,991,186

Construction & Engineering — 1.6%
26,300	Chicago Bridge & Iron Co. NV, Class NY Shares	1,664,790
150,479	Great Lakes Dredge & Dock Corp.	1,248,976
19,300	KBR Inc.	696,730

	Total Construction & Engineering	3,610,496

Electrical Equipment — 1.2%
7,600	Babcock & Wilcox Co. (The)	225,568
16,500	Belden Inc.	881,925
55,700	GrafTech International Ltd.*(a)	467,323
15,900	Regal-Beloit Corp.	1,073,409

	Total Electrical Equipment	2,648,225

Machinery — 10.4%
29,300	Actuant Corp., Class A Shares	996,200

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
33,000	Altra Holdings Inc.	$950,730
27,000	Barnes Group Inc.	815,940
123,994	Briggs & Stratton Corp.	2,901,460
14,100	Crane Co.	842,475
184,310	Douglas Dynamics Inc.	2,576,654
9,500	EnPro Industries Inc.*	478,515
122,700	Harsco Corp.	2,868,726
46,694	ITT Corp.	1,407,824
150,862	John Bean Technologies Corp.	3,258,619
18,100	Kennametal Inc.	784,454
384,969	Mueller Water Products Inc., Class A Shares	2,929,614
34,300	Titan International Inc.	800,219
16,725	Trinity Industries Inc.	684,554
5,400	Valmont Industries Inc.	822,582

	Total Machinery	23,118,566

Marine — 0.5%
6,400	Kirby Corp.*	499,712
21,000	Matson Inc.	528,570

	Total Marine	1,028,282

Road & Rail — 1.7%
13,100	Saia Inc.*	625,984
123,274	Werner Enterprises Inc.	3,085,548

	Total Road & Rail	3,711,532

Trading Companies & Distributors — 1.5%
17,600	TAL International Group Inc.(a)	743,776
44,200	United Rentals Inc.*(a)	2,512,328

	Total Trading Companies & Distributors	3,256,104

	TOTAL INDUSTRIALS	51,370,285

INFORMATION TECHNOLOGY — 7.3%

Communications Equipment — 0.5%
12,300	Black Box Corp.	330,993
126,000	Brocade Communications Systems Inc.*	684,180

	Total Communications Equipment	1,015,173

Computers & Peripherals — 0.3%
22,300	Electronics for Imaging Inc.*	621,947

Electronic Equipment, Instruments & Components — 1.7%
58,400	AVX Corp.	699,632
30,500	CTS Corp.	366,610
26,700	Jabil Circuit Inc.	535,602
14,500	Tech Data Corp.*	726,740
95,700	Vishay Intertechnology Inc.*	1,393,392

	Total Electronic Equipment, Instruments & Components	3,721,976

Internet Software & Services — 0.4%
20,000	j2 Global Inc.	817,800

IT Services — 0.5%
10,000	Broadridge Financial Solutions Inc.	271,400
267,656	Lionbridge Technologies Inc.*	792,262

	Total IT Services	1,063,662

Semiconductors & Semiconductor Equipment — 1.4%
43,100	Cirrus Logic Inc.*(a)	786,575

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
106,400	ON Semiconductor Corp.*	$910,784
84,400	RF Micro Devices Inc.*	465,888
46,600	Teradyne Inc.*	836,004

	Total Semiconductors & Semiconductor Equipment	2,999,251

Software — 2.5%
101,600	Compuware Corp.*	1,140,968
16,300	Fair Isaac Corp.	800,004
26,149	Mentor Graphics Corp.	496,570
23,900	NetScout Systems Inc.*	581,965
43,400	PTC Inc.*	1,089,774
7,620	QAD Inc., Class A Shares	95,479
2,280	QAD Inc., Class B Shares	24,054
43,700	Synopsys Inc.*	1,592,864

	Total Software	5,821,678

	TOTAL INFORMATION TECHNOLOGY	16,061,487

MATERIALS — 11.0%

Chemicals — 5.9%
18,100	Albemarle Corp.	1,211,252
20,800	Cabot Corp.	851,552
50,300	Chemtura Corp.*	1,153,379
13,100	Cytec Industries Inc.	936,257
31,600	HB Fuller Co.	1,313,612
13,500	Innophos Holdings Inc.	682,830
136,493	Kraton Performance Polymers Inc.*	2,830,864
20,700	Methanex Corp.	914,940
2,820	NewMarket Corp.	773,357
29,735	Olin Corp.	741,294
19,400	Sensient Technologies Corp.	800,638
9,400	Valspar Corp.	673,698

	Total Chemicals	12,883,673

Construction Materials — 0.8%
169,500	Headwaters Inc.*	1,798,395

Containers & Packaging — 1.9%
33,700	Berry Plastics Group Inc.*	708,037
81,145	Myers Industries Inc.	1,193,643
8,200	Rock-Tenn Co., Class A Shares	809,996
14,700	Silgan Holdings Inc.	687,519
21,900	Sonoco Products Co.	766,938

	Total Containers & Packaging	4,166,133

Metals & Mining — 1.7%
47,700	Commercial Metals Co.	735,534
53,400	HudBay Minerals Inc.	424,530
16,300	Kaiser Aluminum Corp.	1,034,072
13,400	Royal Gold Inc.	733,784
49,000	Steel Dynamics Inc.	751,660

	Total Metals & Mining	3,679,580

Paper & Forest Products — 0.7%
23,300	Buckeye Technologies Inc.	868,391
29,400	P.H. Glatfelter Co.	727,062

	Total Paper & Forest Products	1,595,453

	TOTAL MATERIALS	24,123,234

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value
TELECOMMUNICATION SERVICES — 0.3%

Diversified Telecommunication Services — 0.3%
49,600	Premiere Global Services Inc.*	$597,680

UTILITIES — 2.3%

Electric Utilities — 1.0%
41,892	El Paso Electric Co.	1,499,315
13,352	IDACORP Inc.	630,615

	Total Electric Utilities	2,129,930

Gas Utilities — 0.8%
22,000	Southwest Gas Corp.	1,041,700
16,000	UGI Corp.	611,040

	Total Gas Utilities	1,652,740

Multi-Utilities — 0.5%
11,200	Black Hills Corp.	531,664
16,000	NorthWestern Corp.	658,560

	Total Multi-Utilities	1,190,224

	TOTAL UTILITIES	4,972,894

	TOTAL COMMON STOCKS (Cost — $139,805,029)	209,207,684

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $139,805,029)	209,207,684

Face Amount	Security	Value
SHORT-TERM INVESTMENTS (c) — 8.8%
COMMERCIAL PAPER — 0.7%
1,475,000	Abbey National North America LLC, 0.120% due 6/3/13(d) (Cost — $1,474,985)	1,474,985

MONEY MARKET FUND — 3.7%
8,224,845	Invesco STIT - Government & Agency Portfolio(e) (Cost — $8,224,845)	8,224,845

TIME DEPOSITS — 4.4%
1,237,105	Banco Santander SA - Germany, 0.030% due 6/3/13	1,237,105
2,973	BBH - Grand Cayman, 0.030% due 6/3/13	2,973
6,708,049	BNP Paribas - Grand Cayman, 0.030% due 6/3/13	6,708,049
1,603,350	Societe Generale - France, 0.030% due 6/3/13	1,603,350

	TOTAL TIME DEPOSITS (Cost — $9,551,477)	9,551,477

	TOTAL SHORT-TERM INVESTMENTS (Cost — $19,251,307)	19,251,307

	TOTAL INVESTMENTS — 104.0% (Cost — $159,056,336#)	228,458,991

	Liabilities in Excess of Other Assets — (4.0)%	(8,705,579)

	TOTAL NET ASSETS — 100.0%	$219,753,412

*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.1%.
(d)	Rate shown represents yield-to-maturity.
(e)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

REIT	—	Real Estate Investment Trust

Schedules of Investments

(unaudited) (continued)

Small Capitalization Value Equity Investments

Summary of Investments by Security Sector^
Industrials	22.5%
Financials	20.1
Consumer Discretionary	15.8
Materials	10.5
Information Technology	7.0
Energy	5.0
Health Care	4.5
Consumer Staples	3.7
Utilities	2.2
Telecommunication Services	0.3
Short-Term Investments	8.4

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
COMMON STOCKS — 93.9%

Argentina — 0.3%
23,077	MercadoLibre Inc.	$2,645,086

Australia — 1.9%
4,583	Adelaide Brighton Ltd.	14,526
34,920	Aditya Birla Minerals Ltd.	12,768
189,187	Amcor Ltd.	1,782,961
300,213	APN News & Media Ltd.	81,042
211,321	Arrium Ltd.	162,040
796,442	Aspen Group	152,834
178,286	Atlas Iron Ltd.	129,542
28,519	Australand Property Group	94,917
98,410	Australia & New Zealand Banking Group Ltd.	2,574,588
197	Australian Infrastructure Fund, Class Miscella Shares	32
15,392	Bank of Queensland Ltd.	128,727
128,571	Beach Energy Ltd.	148,181
45,084	BlueScope Steel Ltd.*	223,354
215,292	Brambles Ltd.	1,878,697
146,937	CSG Ltd.	115,296
430,339	Downer EDI Ltd.	1,517,301
148,513	Emeco Holdings Ltd.	57,796
400,953	Grange Resources Ltd.	71,740
800,337	Macmahon Holdings Ltd.	135,110
1	Matrix Composites & Engineering Ltd.*	1
874,048	Mount Gibson Iron Ltd.	408,207
59,739	Myer Holdings Ltd.	139,827
62,012	National Australia Bank Ltd.	1,713,635
86,836	Newcrest Mining Ltd.	1,189,907
84,192	NRW Holdings Ltd.	92,469
193,017	Pacific Brands Ltd.	140,321
4,753	Panoramic Resources Ltd.	1,042
16,320	Primary Health Care Ltd.	79,065
58,113	Programmed Maintenance Services Ltd.	133,459
40,216	Seven West Media Ltd.	83,916
3,388	Skilled Group Ltd.	8,069
36,049	Spark Infrastructure Group(a)	60,128
68,711	Tassal Group Ltd.	135,168
301,051	Toll Holdings Ltd.	1,393,478

	Total Australia	14,860,144

Austria — 0.1%
10,351	Austria Technologie & Systemtechnik AG	93,283
11,082	EVN AG	144,287
109	Oesterreichische Post AG	4,479
15,490	Voestalpine AG	507,921

	Total Austria	749,970

Belgium — 1.0%
56,505	Anheuser-Busch InBev NV	5,201,005
440	Arseus NV	11,497
2,534	Befimmo SCA Sicafi	167,852
1,941	Cie Maritime Belge SA	38,537
496	Cofinimmo	56,757
57	Gimv NV	2,949

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
724	NV Bekaert SA	$20,916
16,131	Recticel SA(b)	113,180
34,404	UCB SA	1,882,956

	Total Belgium	7,495,649

Bermuda — 0.0%
21,672	Catlin Group Ltd.	164,938

Brazil — 1.3%
17,999	Cia Brasileira de Distribuição Grupo Pao de Açúcar, Class A Shares, ADR(b)	884,831
58,130	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	739,414
60,900	Embraer SA, ADR	2,208,843
204,075	Itaú Unibanco Holding SA, ADR	3,069,288
77,734	Natura Cosméticos SA	1,847,322
79,986	Petróleo Brasileiro SA, ADR	1,421,351

	Total Brazil	10,171,049

Canada — 4.1%
57,837	Canadian National Railway Co.	5,867,345
47,685	Canadian Pacific Railway Ltd.	6,355,540
50,439	Cenovus Energy Inc.	1,513,853
11,837	Dollarama Inc.	832,436
73,567	First Quantum Minerals Ltd.	1,320,251
49,224	Imax Corp. (b)*	1,275,394
94,900	Lightstream Resources Ltd.	821,268
43,634	Lululemon Athletica Inc. (b)*	3,395,162
69,328	Potash Corp. of Saskatchewan Inc. (NYSE Shares)	2,913,163
83,453	Suncor Energy Inc.	2,537,804
93,100	Teck Resources Ltd., Class B Shares	2,492,689
25,492	Toronto-Dominion Bank (The)	2,070,270

	Total Canada	31,395,175

China — 1.8%
31,236	Baidu Inc., ADR*	3,018,647
241,770	China Merchants Bank Co., Ltd., Class H Shares	483,316
99,000	China XLX Fertiliser Ltd.	31,976
2,387,454	CNOOC Ltd.	4,191,782
5,515,706	Industrial & Commercial Bank of China, Class H Shares	3,872,234
15,700	SINA Corp.*	905,890
561,896	Sinopharm Group Co., Class H Shares	1,502,480

	Total China	14,006,325

Denmark — 0.9%
2,794	Dfds AS	160,735
42,440	Novo Nordisk AS, Class B Shares	6,802,958
2,667	Pandora AS	92,429
5,297	Schouw & Co.	162,846
600	Topdanmark AS*	15,225

	Total Denmark	7,234,193

Finland — 0.3%
12,023	Cramo Oyj	145,347
41,090	Oriola-KD Oyj, Class B Shares	124,796
9,828	Outokumpu Oyj*	6,769
14,203	Sanoma Oyj(b)	118,629
7,288	Tieto Oyj	149,317
141,308	UPM-Kymmene Oyj	1,504,083
1,716	YIT Oyj	33,180

	Total Finland	2,082,121

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
France — 8.7%
46,479	Acanthe Developpement SA(b)	$29,163
2,187	Air France-KLM*	20,860
30,533	Air Liquide SA	3,889,972
20,313	Arkema SA (b)*	2,061,517
42,976	AXA SA	864,351
117,938	BNP Paribas SA	6,864,411
1,529	Boiron SA	81,323
469	Bourbon SA	13,293
10,612	Casino Guichard Perrachon SA	1,105,200
4,416	Cegid Group	86,192
53,874	Cie de Saint-Gobain	2,330,885
5,642	Cie des Alpes	112,793
49,163	Cie Générale des Établissements Michelin, Class B Shares(b)	4,264,466
21,132	Cie Générale d’Optique Essilor International SA(b)	2,299,637
2,982	Ciments Français SA	169,468
3,102	Crédit Agricole Nord de France	55,278
36,775	Derichebourg SA*	140,605
877	Devoteam SA*	10,495
4,146	Eiffage SA	193,761
45	Euler Hermes SA	4,353
13,469	GFI Informatique SA	53,238
945	Groupe Steria SCA	14,395
12,262	Kering	2,658,313
12,958	L’Oréal SA	2,169,096
38,461	LVMH Moët Hennessy Louis Vuitton SA	6,677,002
3,571	Maisons France Confort	114,046
2,072	Nexity SA	73,976
20,282	Pernod-Ricard SA	2,432,027
52,542	Publicis Groupe SA(b)	3,730,361
2,143	Rallye SA	84,212
61,650	Safran SA(b)	3,255,116
43,370	Sanofi	4,554,310
61,479	Schneider Electric SA	4,804,182
90,288	Societe Generale SA(b)	3,574,142
1,495	Societe Television Francaise 1	16,798
57,679	Total SA	2,856,592
11,034	Unibail-Rodamco SE	2,675,002
1,779	Valeo SA	117,957
113,035	Veolia Environnement SA	1,387,172
36,045	Vivendi SA	695,117

	Total France	66,541,077

Germany — 9.0%
80,457	Adidas AG	8,723,450
41,479	Allianz SE	6,400,999
3,500	Asian Bamboo AG (b)*	9,250
2,758	Aurubis AG	166,173
31,538	Balda AG	181,449
27,256	BASF SE	2,659,386
22,829	Bayer AG	2,452,114
36,494	Bayerische Motoren Werke AG	3,483,854
315	Bechtle AG	15,488
71	Bilfinger SE	7,421
218	Biotest AG	15,552
5,274	Continental AG	695,780
53,096	Daimler AG, Registered Shares	3,399,519
130,823	Deutsche Bank AG	6,109,935
6,402	Deutsche Beteiligungs AG	156,013
39,918	Deutsche Lufthansa AG*	860,535
8,267	Freenet AG	177,425

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
58,552	Fresenius Medical Care AG & Co. KGaA	$3,976,562
99,379	GEA Group AG	3,608,080
2,044	Grammer AG*	70,173
18,664	Hannover Rüeckversicherung AG	1,406,792
26,529	HeidelbergCement AG	2,010,307
1,601	Indus Holding AG	54,903
213,243	Infineon Technologies AG	1,808,246
10,432	Jenoptik AG	127,204
29,607	Kabel Deutschland Holding AG	2,798,332
3,234	Linde AG(b)	619,771
60,030	Metro AG	2,038,207
1,403	MLP AG	9,590
3,537	Rheinmetall AG	177,781
2,462	Rhoen Klinikum AG	52,786
49,311	SAP AG (b)*	3,750,335
51,762	Siemens AG	5,493,343
6,650	Sixt AG	149,002
3,007	Stada Arzneimittel AG*	131,614
39,702	Symrise AG	1,612,465
12,844	Volkswagen AG	2,749,502
307	Wacker Chemie AG(b)	22,687
4,726	Wacker Neuson SE	69,174
6	Wincor Nixdorf AG	339
13,579	Wirecard AG	393,366

	Total Germany	68,644,904

Greece — 0.0%
11,530	Ellaktor SA*	32,466
9,064	Eurobank Properties Real Estate Investment Co.*	81,428
4,674	Hellenic Petroleum SA	46,030
34,392	Intralot SA-Integrated Lottery Systems & Services	91,457
4,893	Public Power Corp. SA*	48,416

	Total Greece	299,797

Hong Kong — 3.1%
2,250,342	AIA Group Ltd.	9,930,754
219,200	China Resources Enterprise Ltd.	714,266
288,000	COSCO Pacific Ltd.	424,834
1,567,598	CSI Properties Ltd.	67,896
243,500	Dickson Concepts International Ltd.	157,342
490,000	Emperor International Holdings	148,038
209,157	Hong Kong Exchanges & Clearing Ltd.	3,502,267
404,000	Hong Kong Television Network Ltd.	138,956
163,000	Hongkong Land Holdings Ltd.	1,130,988
93,110	Jardine Strategic Holdings Ltd.	3,727,535
84,000	Norstar Founders Group Ltd. (c)(d)*	0
1,478,000	Pacific Andes International Holdings Ltd.	68,245
262,000	Regal Hotels International Holdings Ltd.	124,979
638,000	SJM Holdings Ltd.	1,723,559
110,000	SOCAM Development Ltd.*	145,903
100,900	Swire Pacific Ltd., Class A Shares	1,279,330
476,000	Victory City International Holdings Ltd.	79,380
331,200	VST Holdings Ltd.	71,692

	Total Hong Kong	23,435,964

India — 0.2%
48,398	Tata Motors Ltd., ADR	1,327,557

Ireland — 1.7%
83,562	Accenture PLC, Class A Shares	6,861,276
14,853	Aer Lingus Group PLC	31,003

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
16,102	Beazley PLC	$57,169
869	DCC PLC	32,710
755	FBD Holdings PLC	13,494
70,050	Henderson Group PLC	174,435
15,231	Ryanair Holdings PLC, ADR	743,882
55,310	Seagate Technology PLC	2,382,755
80,672	Shire PLC	2,649,652
3,683	Smurfit Kappa Group PLC	61,355
123,151	Total Produce PLC	102,307
29,204	United Drug PLC	144,654

	Total Ireland	13,254,692

Isle of Man — 0.0%
16,012	Playtech Ltd.	161,965
263,234	Redefine International PLC	172,705

	Total Isle of Man	334,670

Israel — 0.7%
25,299	Alony Hetz Properties & Investments Ltd.	168,241
58,441	Check Point Software Technologies Ltd. (b)*	2,926,726
6,464	Clal Industries Ltd.	24,836
3,124	Clal Insurance Enterprises Holdings Ltd.	54,259
23,237	Discount Investment Corp.*	97,282
59,176	Teva Pharmaceutical Industries Ltd., ADR	2,260,524

	Total Israel	5,531,868

Italy — 0.5%
9,114	ASTM SpA*	106,837
56,575	Banca Carige SpA*	37,279
43,318	Banca Popolare di Milano Scarl*	23,878
19,826	Beni Stabili SpA	13,684
16,610	ERG SpA	167,985
149,801	Immobiliare Grande Distribuzione	155,240
17,924	Indesit Co. SpA	145,227
50,368	Italcementi SpA	172,461
4,825	Lottomatica Group SpA	129,823
12,562	Mediaset SpA*	38,389
68,960	Saipem SpA	1,827,487
954,531	Telecom Italia SpA	737,075

	Total Italy	3,555,365

Japan — 14.9%
13,000	77 Bank Ltd. (The)	54,783
16,000	ASKA Pharmaceutical Co., Ltd.	104,474
49,600	Astellas Pharma Inc.	2,525,759
18,000	Atsugi Co., Ltd.	19,704
150,406	Bridgestone Corp.	4,825,047
86,400	Canon Inc.	2,962,322
1,800	Chori Co., Ltd.	18,645
22,000	Chugoku Marine Paints Ltd.	99,234
77,200	Citizen Holdings Co., Ltd.	447,310
10,600	Coca-Cola Central Japan Co., Ltd.(b)	158,193
17,000	Daiichi Jitsugyo Co., Ltd.	74,434
5,200	Daikoku Denki Co., Ltd.	102,539
27,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	111,078
2,000	Daishi Bank Ltd. (The)	6,434
25	Daiwa Office Investment Corp., Class A Shares	96,288
159,000	Daiwa Securities Group Inc.	1,303,683
14,000	DCM Holdings Co., Ltd.	106,381
36,500	Dena Co., Ltd.(b)	767,102
26,700	East Japan Railway Co.	1,956,902

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
24,700	EDION Corp.	$119,245
55,429	FANUC Corp.	8,159,701
423	Fuji Media Holdings Inc.	775,640
3,400	Funai Electric Co., Ltd.	37,788
27,000	Fuso Pharmaceutical Industries Ltd.	93,814
25,000	Gunze Ltd.	59,882
12,900	Hakuto Co., Ltd.	124,058
218	Heiwa Real Estate REIT Inc.	146,865
7,800	Hibiya Engineering Ltd.	73,603
61,000	Higashi-Nippon Bank Ltd. (The)	125,891
631,000	Hitachi Ltd.	4,256,863
181,500	Honda Motor Co., Ltd.	6,686,578
248	Ichigo Real Estate Investment Corp.	150,602
18,900	Inabata & Co., Ltd.	149,912
4,500	Itochu Enex Co., Ltd.	23,928
15,600	Japan Airlines Co., Ltd.	798,462
2	Japan Excellent Inc.	11,475
5,204	Japan Exchange Group Inc.	475,904
475	Japan Hotel REIT Investment Corp.	185,022
2,000	Japan Pulp & Paper Co., Ltd.	5,727
175	Japan Rental Housing Investments Inc., Class A Shares	120,464
22,000	Japan Vilene Co., Ltd.	101,950
44,000	J-Oil Mills Inc.	126,551
107,500	JSR Corp.	2,082,139
8,300	Kaga Electronics Co., Ltd.	65,427
27,000	Kandenko Co., Ltd.	111,412
3,000	Kanto Natural Gas Development Ltd.	19,587
39,254	KDDI Corp.	1,767,205
8	Kenedix Realty Investment Corp., Class A Shares	30,562
6,000	Kissei Pharmaceutical Co., Ltd.	119,870
9,600	Kohnan Shoji Co., Ltd.	111,916
150,455	Komatsu Ltd.	3,781,058
136,361	Kubota Corp.	2,023,147
60,000	Kurabo Industries Ltd.	106,756
88,600	Kuraray Co., Ltd.	1,251,306
10,400	Kuroda Electric Co., Ltd.	131,307
300	KYORIN Holdings Inc.	6,596
275,000	Marubeni Corp.	1,899,832
39,000	Maruzen Showa Unyu Co., Ltd.	134,286
60	MID Reit Inc., Class A Shares	137,009
52,000	Mie Bank Ltd. (The)	107,923
9,000	Mimasu Semiconductor Industry Co., Ltd.	81,436
14,700	Mirait Holdings Corp.	131,892
219,300	Mitsubishi Corp.	3,803,452
77,000	Mitsubishi Electric Corp.	724,975
23,000	Mitsui Home Co., Ltd.	114,492
49,000	Mitsui Sugar Co., Ltd.	144,081
18,000	Miyazaki Bank Ltd. (The)	49,543
1,390,300	Mizuho Financial Group Inc.	2,620,414
2,000	Nice Holdings Inc.	4,146
57,000	Nihon Yamamura Glass Co., Ltd.	95,389
25,000	Nippon Flour Mills Co., Ltd.	118,336
1,900	Nippon Paper Industries Co., Ltd.*	23,758
46,000	Nippon Steel Trading Co., Ltd.(b)	126,973
36,100	Nippon Telegraph & Telephone Corp.	1,772,564
7,100	Nipro Corp.	88,773
527,600	Nissan Motor Co., Ltd.	5,650,020
32,000	Nissin Corp.	81,763
59,450	NKSJ Holdings Inc.	1,333,514
1,000	Nohmi Bosai Ltd.	8,106
39,000	Oita Bank Ltd. (The)	122,747
12,700	Onoken Co., Ltd.	127,035

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
73	Orix JREIT Inc., Class REIT Shares	$78,598
6,300	Otsuka Kagu Ltd.	59,403
11,600	Paltac Corp.	145,962
20,300	Paris Miki Holdings Inc.	103,744
41	Premier Investment Corp.	159,149
167,300	Rakuten Inc.	1,847,200
5,300	Riso Kagaku Corp.	113,557
27,000	Ryobi Ltd.	78,288
5,900	Ryosan Co., Ltd.	108,887
2,400	Ryoyo Electro Corp.	20,449
15,500	S Foods Inc.(b)	131,486
41,000	Sakai Chemical Industry Co., Ltd.	120,466
11,000	San-Ai Oil Co., Ltd.	41,780
25,000	Sanki Engineering Co., Ltd.	147,770
11,700	Sanshin Electronics Co., Ltd.	72,690
22,000	Sanyo Shokai Ltd.	57,931
19,400	SCSK Corp.	393,365
12,200	Seiko Epson Corp.	149,438
2,000	Seino Holdings Co., Ltd.	15,239
324,000	Sekisui Chemical Co., Ltd.	3,233,375
108,000	Sekisui House Ltd.	1,388,366
13,000	Senshukai Co., Ltd.	103,435
171,100	Seven & I Holdings Co., Ltd.	5,787,412
14,300	Shinko Shoji Co., Ltd.	124,357
6,000	Showa Corp.	73,939
11,000	Sinanen Co., Ltd.	41,213
17,500	SMC Corp.	3,349,664
43,190	Softbank Corp.	2,151,887
125,600	Sony Financial Holdings Inc.	1,822,967
49,000	Sumikin Bussan Corp.	143,438
113,000	Sumitomo Light Metal Industries Ltd.	117,847
186,400	Sumitomo Mitsui Financial Group Inc.	7,268,028
485,800	Sumitomo Mitsui Trust Holdings Inc.	2,002,717
122,800	Suzuki Motor Corp.	2,977,834
1,500	Takasago Thermal Engineering Co., Ltd.	12,239
36,000	Takiron Co., Ltd.	148,742
3,700	Tokai Tokyo Financial Holdings Inc.	25,113
20,000	Tokyo Energy & Systems Inc.	81,532
16,400	Toppan Forms Co., Ltd.	142,515
5,100	Torii Pharmaceutical Co., Ltd.	107,485
20,000	Tosoh Corp.	65,387
47,000	Toyo Kohan Co., Ltd.	152,533
96,282	Toyota Motor Corp.	5,657,471
26,300	TSI Holdings Co., Ltd.	168,308
23,900	Tsumura & Co.	678,764
9,500	Tv Tokyo Holdings Corp.	118,773
42,000	Uchida Yoko Co., Ltd.	106,030
5,800	UKC Holdings Corp.	100,686
16,800	Unicharm Corp.	935,940
22,300	UNY Group Holdings Co., Ltd.	146,390
7,500	Vital KSK Holdings Inc.	54,677
7,500	Yokohama Reito Co., Ltd.	58,468
2,000	Yurtec Corp.	5,698

	Total Japan	112,859,616

Jersey, Channel Islands — 0.0%
19,186	Phoenix Group Holdings	187,877

Luxembourg — 0.0%
1,234	GAGFAH SA*	15,373

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
Malaysia — 0.1%
338,900	Tenaga Nasional Bhd	$903,079

Mauritius — 0.0%
77,179	Essar Energy PLC*	171,048

Mexico — 0.4%
58,464	Grupo Financiero Banorte SAB de CV	373,729
918,900	Wal-Mart de Mexico SAB de CV, Class V Shares	2,710,874

	Total Mexico	3,084,603

Netherlands — 5.0%
94,838	ASML Holding NV	7,808,550
2,330	BE Semiconductor Industries NV	22,412
215	CSM NV	4,456
41,678	Delta Lloyd NV	811,100
2,022	Heijmans NV	20,454
44,685	Heineken NV	3,094,548
633,847	ING Groep NV*	5,917,420
108,219	Koninklijke Ahold NV	1,745,873
10,708	Nieuwe Steen Investments NV	74,799
9,849	PostNL NV*	26,525
300,738	Reed Elsevier NV	4,891,845
46,520	Royal Dutch Shell PLC, Class A Shares	1,546,929
121,863	Royal Dutch Shell PLC, Class B Shares	4,205,901
13,275	Royal Imtech NV(b)*	159,337
1,615	Vastned Retail NV	71,270
96	Wereldhave NV	6,799
167,707	Yandex NV, Class A Shares*	4,554,922
80,151	Ziggo NV	2,874,607

	Total Netherlands	37,837,747

New Zealand — 0.0%
88,078	Air New Zealand Ltd.	102,233
94,211	New Zealand Oil & Gas Ltd.	59,869
5,422	Nuplex Industries Ltd.	12,178
2,455	Ryman Healthcare Ltd.	12,849

	Total New Zealand	187,129

Norway — 1.2%
433	Aker ASA, Class A Shares	13,644
26,515	Austevoll Seafood ASA	158,091
128,888	BW Offshore Ltd.	170,774
228,200	DNB ASA	3,676,219
1,582	Fred Olsen Energy ASA(b)	66,577
46,964	Kvaerner ASA	88,343
4,769	Petroleum Geo-Services ASA	70,517
41,364	Seadrill Ltd.	1,678,419
20,048	SpareBank 1 SMN	173,495
127,097	Statoil ASA	2,877,155
10,659	TGS Nopec Geophysical Co. ASA	371,548

	Total Norway	9,344,782

Portugal — 0.0%
23,313	Mota-Engil SGPS SA	65,371
69,415	Sonaecom - SGPS SA	138,541

	Total Portugal	203,912

Singapore — 1.2%
99,000	Cambridge Industrial Trust	58,885

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
311,000	Chip Eng Seng Corp., Ltd.(b)	$184,780
124,000	DBS Group Holdings Ltd.	1,677,240
1,232,000	Global Logistic Properties Ltd.	2,719,118
15,000	Hong Leong Asia Ltd.	20,159
518,000	K1 Ventures Ltd.	68,220
19,000	Mapletree Industrial Trust	20,923
8,444	Miclyn Express Offshore Ltd.	14,719
28,761	OM Holdings Ltd.*	10,713
7,000	Overseas Union Enterprise Ltd.	16,571
145,000	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	139,774
531,000	SembCorp. Industries Ltd.	2,037,047
36,000	Suntec Real Estate Investment Trust	49,101
1,000	Swiber Holdings Ltd.	601
105,000	United Overseas Bank Ltd.	1,772,669
12,000	Venture Corp., Ltd.	69,484
93,000	Wing Tai Holdings Ltd.	155,359

	Total Singapore	9,015,363

South Africa — 0.5%
38,133	MTN Group Ltd.	690,880
40,870	Naspers Ltd., Class N Shares	3,000,237

	Total South Africa	3,691,117

South Korea — 1.7%
6,260	Hyundai Motor Co.	1,167,030
29,583	Kia Motors Corp.	1,536,976
2,914	Lotte Shopping Co., Ltd.	939,186
11,209	POSCO, ADR	791,916
5,018	Samsung Electronics Co., Ltd.	6,761,998
48,780	Samsung Heavy Industries Co., Ltd.	1,410,990

	Total South Korea	12,608,096

Spain — 0.2%
34,691	Amadeus IT Holding SA, Class A Shares	1,056,053
11,323	Bankinter SA	41,186
2,101	Bolsas y Mercados Españoles SA	53,752
1,724	Corp Financiera Alba SA	80,748
3,932	Ebro Foods SA	76,959
5,291	Ence Energia y Celulosa SA	17,285
4,354	Grupo Catalana Occidente SA	101,174
1,259	Indra Sistemas SA	16,364
2,597	Melia Hotels International SA	19,016
2,184	Papeles y Cartones de Europa SA	8,164

	Total Spain	1,470,701

Sweden — 1.3%
12,545	B&B Tools AB, Class B Shares	147,801
2,778	Bilia AB, Class A Shares	44,554
17,635	BillerudKorsnas AB	166,931
2,139	Fabege AB	23,675
87,392	Hennes & Mauritz AB, Class B Shares	2,984,340
81,994	Hexagon AB, Class B Shares	2,369,987
4,794	JM AB	103,179
36,181	Klovern AB	156,967
130,527	Meda AB, Class A Shares	1,669,351
130	NCC AB, Class A Shares	3,092
6,151	NCC AB, Class B Shares	145,972
23,231	New Wave Group AB, Class B Shares	121,377
28,794	Peab AB	148,286
113,270	Sandvik AB	1,582,749

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
13,538	SSAB AB	$81,756
10,617	TradeDoubler AB*	28,597

	Total Sweden	9,778,614

Switzerland — 9.7%
882	Acino Holding AG*	86,032
4,031	BKW AG	133,360
227,376	Credit Suisse Group AG*	6,727,750
19,985	Ferrexpo PLC	49,968
80	Galenica AG	51,483
4,520	GAM Holding AG*	78,131
38	Georg Fischer AG*	17,348
313	Helvetia Holding AG	128,530
2,144	Implenia AG*	111,018
114,970	Julius Baer Group Ltd.*	4,493,955
11,438	Kudelski SA	141,159
45,493	Lonza Group AG, Registered Shares*	3,348,674
174,838	Nestlé SA	11,509,929
3,000	Nobel Biocare Holding AG*	36,202
131,773	Novartis AG	9,420,126
148	PSP Swiss Property AG*	13,412
74,155	Roche Holding AG	18,305,862
2,511	Schweizerische National-Versicherungs-Gesellschaft AG	109,998
1,250	Siegfried Holding AG*	162,407
7,467	Swatch Group AG (The)	4,228,972
18,068	Syngenta AG	7,073,320
236,383	UBS AG*	4,101,758
179	Valiant Holding	15,664
839	Valora Holding AG	162,101
14,446	Zurich Insurance Group AG*	3,810,475

	Total Switzerland	74,317,634

Taiwan — 0.6%
400,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,454,208
148,011	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,761,885

	Total Taiwan	4,216,093

Thailand — 0.3%
176,800	Bangkok Bank PCL, NVDR	1,193,063
191,400	Kasikornbank PCL, NVDR	1,220,649

	Total Thailand	2,413,712

United Kingdom — 19.3%
13,623	Aero Inventory PLC(c)(d)*	0
1,798	African Barrick Gold PLC	3,702
89,416	AMEC PLC	1,385,789
27,992	Amlin PLC	175,413
1,396	Anglo Pacific Group PLC	5,187
112,899	ARM Holdings PLC	1,646,474
281,160	Aviva PLC	1,405,171
127,219	Avocet Mining PLC*	21,715
12,727	Balfour Beatty PLC	44,631
1,744,244	Barclays PLC	8,337,516
18,000	Barratt Developments PLC*	86,177
6,790	BBA Aviation PLC	28,777
4,121	Bellway PLC	79,618
359,341	BG Group PLC	6,533,287
214,165	BHP Billiton PLC	6,191,174
461,777	BP PLC	3,301,951
64,341	British American Tobacco PLC	3,530,083

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares	Security	Value
270,847	Britvic PLC	$2,172,325
2,855	Bumi PLC(c)(d)*	11,874
85,848	Burberry Group PLC	1,869,185
1,372	Cairn Energy PLC*	5,629
136,969	Capita PLC	1,993,457
49,650	Carillion PLC	192,174
73,903	Carnival PLC	2,483,443
727,374	Centrica PLC	4,188,808
44,023	Chesnara PLC	170,843
40,869	Chime Communications PLC	165,712
21,409	Computacenter PLC	149,190
24,592	CSR PLC	203,941
25,359	Dairy Crest Group PLC	185,312
99,272	Debenhams PLC	139,020
225,750	Diageo PLC	6,676,427
10,940	Drax Group PLC	95,006
36,153	DS Smith PLC	131,428
619	easyJet PLC	11,701
2,618	Electrocomponents PLC	10,636
47,521	Firstgroup PLC	89,986
10,592	Galliford Try PLC	151,634
81,379	GlaxoSmithKline PLC	2,107,215
8,581	Greene King PLC	99,270
22,163	Halfords Group PLC	109,887
1,106	Hargreaves Services PLC	14,974
6,933	Hays PLC	9,751
4,326	Hill & Smith Holdings PLC	28,372
82,293	Home Retail Group PLC	194,242
422,511	HSBC Holdings PLC(b)	4,642,586
819,668	HSBC Holdings PLC, London Shares	8,969,461
9,290	Hunting PLC	121,069
519	Immunodiagnostic Systems Holdings PLC	3,502
26,621	Inchcape PLC	219,372
147,040	InterContinental Hotels Group PLC	4,233,000
31,466	Intermediate Capital Group PLC	221,055
11,178	Interserve PLC	82,604
16,812	JKX Oil & Gas PLC*	15,521
10,591	John Wood Group PLC	136,878
14,000	Keller Group PLC	200,909
1,031,967	Kingfisher PLC	5,394,729
17,819	Laird PLC	56,919
103,511	Lookers PLC	163,190
30,723	Man Group PLC	52,748
5,558	Mapeley Ltd.(c)(d)*	0
46,520	Marston’s PLC	100,752
72,684	Mecom Group PLC	37,283
875	Millennium & Copthorne Hotels PLC	7,419
17,997	Mondi PLC	235,663
13,698	Morgan Sindall Group PLC	117,946
2,971	N Brown Group PLC	20,587
51,835	National Express Group PLC	156,113
43,853	Pace PLC	167,570
108,328	Pearson PLC	2,016,851
1,897	Persimmon PLC*	34,959
82,888	Petropavlovsk PLC	170,592
700,402	Premier Oil PLC	3,780,604
225,568	Prudential PLC	3,797,772
64,373	Reckitt Benckiser Group PLC	4,587,998
106,030	Rio Tinto PLC	4,570,175
503,732	Rolls-Royce Holdings PLC*	9,101,178
56,032,102	Rolls-Royce Holdings PLC(c)(d)*	85,048
449,582	Royal Bank of Scotland Group PLC*	2,245,240

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares		Security	Value
52,009		SABMiller PLC	$2,613,362
160,671		Smith & Nephew PLC	1,865,625
25,319		St. Ives PLC	61,222
371,295		Standard Chartered PLC	8,529,291
89,500		Standard Chartered PLC	2,104,624
11,250		Stobart Group Ltd.	15,152
329		Synergy Health PLC	5,307
7,838		TalkTalk Telecom Group PLC	27,115
45,379		Taylor Wimpey PLC	67,282
302,906		Telecity Group PLC	4,448,847
18,183		Thomas Cook Group PLC*	39,368
616		Tullett Prebon PLC	2,724
109,009		Tullow Oil PLC	1,704,873
63,155		Unilever PLC	2,651,975
978,044		Vodafone Group PLC	2,831,440
31,034		Weir Group PLC (The)	1,091,693
15,897		William Hill PLC	105,623
408,990		WM Morrison Supermarkets PLC	1,691,146
251,880		WPP PLC	4,297,764

		Total United Kingdom	146,339,833

United States — 1.9%
80,008		Liberty Global Inc.*	5,495,749
27,300		Liberty Global Inc., Class A Shares*	2,012,010
54,777		Schlumberger Ltd.	4,000,364
44,490		Yum! Brands Inc.	3,014,198

		Total United States	14,522,321

		TOTAL COMMON STOCKS (Cost — $629,633,941)	716,899,194

PREFERRED STOCKS — 0.0%

Germany — 0.0%
63		Draegerwerk AG & Co. KGaA, 0.250%	7,845

Italy — 0.0%
337		Unipol Gruppo Finanziario SpA	1,053

		TOTAL PREFERRED STOCKS (Cost — $12,916)	8,898

WARRANTS — 0.2%
Luxembourg — 0.2%
662,113		Idea Cellular Ltd., expires 3/13/17 (Restricted)*	1,522,860

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $630,764,288)	718,430,952

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS (e) — 9.7%
MONEY MARKET FUND — 4.1%
$31,402,799		Invesco STIT - Government & Agency Portfolio (f) (Cost — $31,402,799)	31,402,799

TIME DEPOSITS — 5.6%
20,270,257		Banco Santander SA - Germany, 0.030% due 6/3/13	20,270,257
		BBH - Grand Cayman:
198,852	CHF	0.001% due 6/3/13	207,461
398	JPY	0.005% due 6/3/13	4
4,807	SGD	0.005% due 6/3/13	3,801
860,529	HKD	0.005% due 6/3/13	110,855

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Shares		Security	Value
132,567	GBP	0.076% due 6/3/13	$201,218
240	SEK	0.100% due 6/3/13	36
297	CAD	0.280% due 6/3/13	287
543	AUD	1.903% due 6/3/13	522
1	NZD	1.667% due 6/4/13	1
		Citibank - London:
272,722	EUR	0.001% due 6/3/13	353,952
3,064,149	JPY	0.005% due 6/3/13	30,385
12,629,347		Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 6/3/13	12,629,347
8,808,360		Societe Generale - France, 0.030% due 6/3/13	8,808,360
264,456		Wells Fargo - Grand Cayman, 0.030% due 6/3/13	264,456

		TOTAL TIME DEPOSITS (Cost — $42,880,942)	42,880,942

		TOTAL SHORT-TERM INVESTMENTS (Cost — $74,283,741)	74,283,741

		TOTAL INVESTMENTS — 103.8% (Cost — $705,048,029#)	792,714,693

		Liabilities in Excess of Other Assets — (3.8)%	(29,173,614)

		TOTAL NET ASSETS — 100.0%	$763,541,079

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Illiquid security.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.6%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro Dollar
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NVDR	—	Non-Voting Depositary Receipt
NZD	—	New Zealand Dollar
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Schedules of Investments

(unaudited) (continued)

International Equity Investments

Summary of Investments by Security Sector^
Financials	20.1%
Consumer Discretionary	17.2
Industrials	11.9
Health Care	8.8
Information Technology	8.7
Consumer Staples	8.5
Materials	6.3
Energy	6.1
Telecommunication Services	2.0
Utilities	1.0
Short-Term Investments	9.4

100.0%

^	As a percentage of total investments.

For details of other financial instruments held by this Fund, refer to Note 3.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
COMMON STOCKS — 96.7%
Argentina — 0.2%
52,279	YPF SA, ADR
		$752,818

Brazil — 12.1%
158,000	Banco Bradesco SA, ADR	2,548,540
414,385	Banco do Brasil SA	4,915,076
276,100	BB Seguridade Participações SA*	2,342,343
820,600	BM&FBovespa SA	5,369,134
207,900	CCR SA	1,901,841
161,600	Cia de Bebidas das Américas, ADR	6,152,113
62,900	Cia Hering	1,121,765
287,877	Cielo SA	7,345,753
333,100	Cyrela Brazil Realty SA Empreendimentos e Participações	2,672,143
62,000	Estacio Participações SA	484,224
202,900	Gerdau SA, ADR	1,239,719
53,981	Grupo BTG Pactual	835,817
71,400	Localiza Rent a Car SA	1,100,143
354,600	Marcopolo SA	2,228,256
73,200	Natura Cosméticos SA	1,739,573
161,200	Petróleo Brasileiro SA, Class A Shares, ADR	3,004,768
333,100	Souza Cruz SA	4,537,779
113,200	Totvs SA	1,971,895
300,700	Vale SA, Class B Shares, ADR(a)	4,330,080

	Total Brazil	55,840,962

China — 7.3%
486,500	AAC Technologies Holdings Inc.	2,775,765
5,438,000	Agricultural Bank of China Ltd., Class H Shares	2,522,445
48,200	Baidu Inc., ADR*	4,658,049
7,519,380	China Construction Bank Corp., Class H Shares	6,087,497
953,500	China Merchants Bank Co., Ltd., Class H Shares	1,906,117
4,224,000	China National Materials Co., Ltd., Class H Shares	966,070
1,017,000	CNOOC Ltd.	1,785,602
1,732,000	Daphne International Holdings Ltd.	1,572,297
933,000	First Tractor Co., Ltd., Class H Shares*	664,198
23,400	NetEase Inc., ADR	1,495,962
350,000	Ping An Insurance Group Co. of China Ltd., Class H Shares	2,567,632
201,267	Tsingtao Brewery Co., Ltd., Class H Shares	1,400,310
244,800	Weichai Power Co., Ltd., Class H Shares	914,527
1,049,000	Zhuzhou CSR Times Electric Co., Ltd., Class H Shares	3,190,023
1,586,800	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class H Shares(a)	1,519,522

	Total China	34,026,016

Colombia — 1.9%
30,800	Bancolombia SA, ADR	1,783,320
26,251	Ecopetrol SA, ADR(a)	1,137,981
278,200	Pacific Rubiales Energy Corp.	5,891,104

	Total Colombia	8,812,405

Cyprus — 1.3%
41,900	Eurasia Drilling Co., Ltd., GDR	1,719,885
279,100	Globaltrans Investment PLC, GDR	4,258,017

	Total Cyprus	5,977,902

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
Egypt — 0.7%
194,985	Commercial International Bank Egypt SAE Registered Shares, GDR	$974,925
44,906	Eastern Tobacco	628,282
51,056	Orascom Construction Industries*	1,727,515

	Total Egypt	3,330,722

Hong Kong — 5.0%
63,413	China Mobile Ltd., ADR(a)	3,284,793
1,599,000	China State Construction International Holdings Ltd.	2,556,573
78,800	Dairy Farm International Holdings Ltd.	1,009,857
8,209,600	Hengdeli Holdings Ltd.(a)	2,242,193
1,812,200	Huabao International Holdings Ltd.(a)	793,729
649,000	Kunlun Energy Co., Ltd.	1,236,419
332,900	Link REIT	1,711,320
630,300	Power Assets Holdings Ltd.	5,495,263
1,233,000	Techtronic Industries Co.	3,112,885
1,338,000	Vinda International Holdings Ltd.(a)	1,717,826

	Total Hong Kong	23,160,858

Hungary — 0.5%
100,290	OTP Bank PLC	2,132,446

India — 14.4%
21,400	Asian Paints Ltd.	1,833,556
71,800	Axis Bank Ltd.	1,818,442
58,200	Bajaj Auto Ltd.	1,859,856
527,600	Cairn India Ltd.	2,641,599
292,100	Cipla Ltd.	1,919,766
36,100	Colgate-Palmolive India Ltd.	929,665
79,718	Havells India Ltd.	1,036,394
577,400	HDFC Bank Ltd.	7,148,261
60,200	HDFC Bank Ltd., ADR	2,422,448
688,000	Hindustan Unilever Ltd.	7,174,296
538,000	Housing Development Finance Corp.	8,561,342
94,400	ICICI Bank Ltd., ADR	4,245,168
1,564,000	ITC Ltd.	9,357,780
163,400	Kotak Mahindra Bank Ltd.	2,251,063
100,400	Maruti Suzuki India Ltd.	2,851,848
27,983	Nestle India Ltd.	2,622,426
233,800	Shriram Transport Finance Co., Ltd.	3,358,905
175,700	Sun Pharmaceutical Industries Ltd.	3,226,581
75,700	Tata Consultancy Services Ltd.	2,011,004
8,830	Wipro Ltd., ADR	67,373

	Total India	67,337,773

Indonesia — 4.0%
668,500	Astra International Tbk PT	479,862
1,625,800	Bank Central Asia Tbk PT	1,711,269
2,451,662	Bank Mandiri Persero Tbk PT	2,432,720
3,182,000	Bank Rakyat Indonesia Persero Tbk PT	2,884,184
1,553,400	Semen Indonesia Persero Tbk PT	2,846,005
73,100	Telekomunikasi Indonesia Persero Tbk PT, ADR(a)	3,304,120
745,211	Unilever Indonesia Tbk PT	2,306,099
743,878	United Tractors Tbk PT	1,231,876
2,301,700	XL Axiata Tbk PT	1,176,488

	Total Indonesia	18,372,623

Jersey, Channel Islands — 0.6%
16,548	Randgold Resources Ltd.	1,300,424
17,043	Randgold Resources Ltd., ADR	1,335,830

	Total Jersey, Channel Islands	2,636,254

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
Luxembourg — 0.2%
22,532	Oriflame Cosmetics SA(a)	$750,290

Macau — 1.9%
1,235,000	Sands China Ltd.	6,559,706
813,000	Wynn Macau Ltd.	2,408,827

	Total Macau	8,968,533

Malaysia — 2.7%
100,143	British American Tobacco Malaysia Bhd	2,059,293
323,600	Genting Bhd	1,041,241
1,610,000	Genting Malaysia Bhd	1,997,526
1,256,638	Malayan Banking Bhd	4,137,554
563,400	Public Bank Bhd	3,090,106

	Total Malaysia	12,325,720

Mexico — 7.2%
53,700	América Móvil SAB de CV, Class L Shares, ADR	1,069,167
11,200	Coca-Cola Femsa SAB de CV, ADR	1,639,008
49,400	Fomento Económico Mexicano SAB de CV, ADR	5,364,346
977,100	Genomma Lab Internacional SAB de CV, Class B Shares*	2,072,087
253,800	Grupo Financiero Banorte SAB de CV	1,622,409
352,200	Grupo Financiero Santander Mexico SAB de CV, ADR*	5,571,804
375,671	Grupo México SAB de CV, Class B Shares	1,243,506
153,700	Grupo Televisa SAB, ADR	4,008,496
88,396	Industrias Peñoles SAB de CV	3,361,429
454,300	Kimberly-Clark de México SAB de CV, Class A Shares	1,560,655
2,053,200	Wal-Mart de Mexico SAB de CV, Class V Shares	6,057,206

	Total Mexico	33,570,113

Netherlands — 0.6%
105,300	Yandex NV, Class A Shares*	2,859,948

Pakistan — 0.5%
448,462	Oil & Gas Development Co., Ltd.	1,108,409
549,930	Pakistan Petroleum Ltd.	1,222,997

	Total Pakistan	2,331,406

Peru — 0.6%
85,492	Cia de Minas Buenaventura SA, ADR	1,534,581
10,500	Credicorp Ltd.	1,445,010

	Total Peru	2,979,591

Philippines — 1.3%
37,900	Philippine Long Distance Telephone Co., ADR	2,728,042
116,300	SM Investments Corp.	3,158,896

	Total Philippines	5,886,938

Qatar — 0.2%
27,200	Qatar Electricity & Water Co.	1,083,911

Russia — 6.3%
158,700	Alliance Oil Co., Ltd.(a)*	1,122,522
235,155	Gazprom OAO, ADR	1,769,047
17,402	Lukoil OAO, ADR	1,025,281
24,173	Magnit OJSC, GDR(b)	1,323,472
52,514	MegaFon OAO, GDR(b)	1,642,113
183,200	Mobile Telesystems OJSC, ADR	3,530,264
34,590	NovaTek OAO, GDR	3,844,012

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value
2,488,870	Sberbank of Russia	$7,668,744
165,500	TMK OAO, GDR	1,809,347
338,910	TNK-BP Holding*	449,056
24,838	Uralkali OJSC, GDR	896,515
306,054,435	VTB Bank OJSC	443,779
611,200	VTB Bank OJSC, GDR	1,731,633
90,600	X5 Retail Group NV, GDR*	1,787,167

	Total Russia	29,042,952

Singapore — 0.6%
193,900	DBS Group Holdings Ltd.	2,622,716

South Africa — 4.8%
112,800	Barloworld Ltd.	971,234
84,710	Bidvest Group Ltd.	2,177,943
101,600	Exxaro Resources Ltd.	1,596,034
47,525	Imperial Holdings Ltd.	995,368
63,421	Nedbank Group Ltd.	1,144,035
274,800	PPC Ltd.	882,702
142,300	Remgro Ltd.	2,785,982
265,359	Sanlam Ltd.	1,248,922
146,755	Shoprite Holdings Ltd.	2,567,859
189,056	Standard Bank Group Ltd.	2,089,563
72,319	Tiger Brands Ltd.	2,207,560
93,434	Truworths International Ltd.	807,137
126,470	Vodacom Group Ltd.	1,407,092
186,279	Woolworths Holdings Ltd.	1,339,911

	Total South Africa	22,221,342

South Korea — 6.8%
40,923	Coway Co., Ltd.	2,008,939
269,098	Hanwha Life Insurance Co., Ltd.	1,663,773
11,096	Hyundai Mobis	2,780,430
57,450	Kangwon Land Inc.	1,762,885
68,680	KB Financial Group Inc.	2,225,240
29,000	Kia Motors Corp.	1,506,686
31,411	KT&G Corp.	2,203,593
4,520	LG Household & Health Care Ltd.	2,486,426
4,308	NHN Corp.	1,158,643
1,137	Orion Corp.	1,087,921
6,977	Samsung Electronics Co., Ltd.	9,401,846
95,130	Shinhan Financial Group Co., Ltd.	3,412,045

	Total South Korea	31,698,427

Spain — 0.2%
149,000	Cemex Latam Holdings SA*	1,060,598

Taiwan — 2.5%
400,100	Catcher Technology Co., Ltd.	2,234,346
292,629	Hon Hai Precision Industry Co., Ltd., GDR	1,479,240
99,000	MediaTek Inc.	1,230,224
217,815	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,064,428
141,600	TPK Holding Co., Ltd.	2,792,426

	Total Taiwan	11,800,664

Thailand — 2.5%
366,400	Bangkok Bank PCL	2,470,327
1,841,100	CP ALL PCL	2,605,044
382,100	Kasikornbank PCL	2,438,768
272,464	PTT Exploration & Production PCL	1,362,768
86,700	Siam Cement PCL	1,323,751

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Shares		Security	Value
2,557,000		Thai Beverage PCL	$1,318,971

		Total Thailand	11,519,629

Turkey — 2.9%
357,322		Akbank TAS	1,695,616
390,000		Aselsan Elektronik Sanayi Ve Ticaret AS	2,049,558
19,400		BIM Birlesik Magazalar AS	915,562
1,332,200		Emlak Konut Gayrimenkul Yatirim Ortakligi AS, Class REIT Shares(c)	2,185,600
355,269		KOC Holding AS	2,024,081
283,391		Turkcell Iletisim Hizmetleri AS*	1,751,610
713,215		Türkiye Is Bankasi, Class C Shares	2,630,699

		Total Turkey	13,252,726

United Kingdom — 6.2%
205,700		British American Tobacco PLC	11,323,968
663,442		HSBC Holdings PLC	7,289,956
169,700		SABMiller PLC	8,610,144
70,300		Standard Chartered PLC	1,622,198

		Total United Kingdom	28,846,266

United States — 0.7%
30,400		First Cash Financial Services Inc.*	1,635,824
44,500		Freeport-McMoRan Copper & Gold Inc.	1,381,725

		Total United States	3,017,549

		TOTAL COMMON STOCKS (Cost — $409,810,876)	448,220,098

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $409,810,876)	448,220,098

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS (d) — 6.5%
MONEY MARKET FUND — 3.1%
$14,590,093		Invesco STIT - Government & Agency Portfolio (e) (Cost — $14,590,093)	14,590,093

TIME DEPOSITS — 3.4%
4,634,020		Banco Santander SA - Germany, 0.030% due 6/3/13	4,634,020
532,841	HKD	BBH - Grand Cayman, 0.005% due 6/3/13	68,641
3,412,228		Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 6/3/13	3,412,228
7,277,411		Wells Fargo - Grand Cayman, 0.030% due 6/3/13	7,277,411

		TOTAL TIME DEPOSITS (Cost — $15,392,300)	15,392,300

		TOTAL SHORT-TERM INVESTMENTS (Cost — $29,982,393)	29,982,393

		TOTAL INVESTMENTS — 103.2% (Cost — $439,793,269#)	478,202,491

		Liabilities in Excess of Other Assets — (3.2)%	(14,993,812)

		TOTAL NET ASSETS — 100.0%	$463,208,679

†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.4%.
(e)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Investments

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
HKD	—	Hong Kong Dollar
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials	28.7%
Consumer Staples	20.0
Information Technology	9.5
Consumer Discretionary	9.1
Energy	7.0
Industrials	7.0
Materials	5.3
Telecommunication Services	4.2
Health Care	1.5
Utilities	1.4
Short-Term Investments	6.3

100.0%

^	As a percentage of total investments.

For details of other financial instruments held by this Fund, refer to Note 3.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES — 26.4%

FHLMC - 5.1%
		Federal Home Loan Mortgage Corp. (FHLMC):
$11,492		11.500% due 10/1/15	$11,560
1,359		9.500% due 6/1/16	1,366
43,276		8.500% due 11/1/16 - 7/1/17	43,813
14,216		8.000% due 1/1/17 - 6/1/17	14,562
49,690		2.636% due 12/1/34 (a)	52,796
51,735		2.807% due 1/1/35 (a)	55,553
411,007		2.607% due 3/1/36 (a)	438,315
47,028		2.070% due 2/1/37 (a)	49,652
114,476		1.946% due 5/1/37 (a)	120,331
117,688		2.653% due 5/1/37 (a)	125,032
107,515		3.138% due 3/1/41 (a)	112,889
265,595		2.044% due 7/1/42 (a)	273,917
		Gold:
7,501,084		5.500% due 10/1/13 - 2/1/40	8,153,279
1,099,251		6.500% due 7/1/14 - 9/1/39	1,228,169
1,561,255		6.000% due 5/1/16 - 6/1/39	1,700,549
6,661		8.500% due 2/1/18	7,178
1,523,189		5.000% due 6/1/21 - 4/1/41	1,641,400
17,982,047		4.000% due 10/1/25 - 6/1/42	19,168,946
9,043,830		3.500% due 12/1/25 - 6/1/43 (b)	9,418,817
2,839,765		2.500% due 11/1/27	2,900,362
4,267,622		4.500% due 4/1/29 - 8/1/41	4,589,831
96,125		7.000% due 3/1/39	111,662
713,536		3.000% due 2/1/43	715,475

		TOTAL FHLMC	50,935,454

FNMA - 15.9%
		Federal National Mortgage Association (FNMA):
13,828,370		4.000% due 11/1/13 - 1/1/43	14,714,400
4,095,942		5.500% due 2/1/14 - 5/1/40	4,458,189
1,815		8.500% due 4/1/17	1,980
4,573		8.000% due 8/1/17	4,595
1,092,576		5.178% due 5/1/19	1,263,601
1,035,000		4.400% due 2/1/20	1,175,983
1,216,964		4.762% due 2/1/20	1,397,276
1,229,665		4.671% due 7/1/20	1,411,591
1,145,000		3.459% due 11/1/20	1,237,580
1,282,158		3.975% due 11/1/20	1,427,925
2,065,570		6.000% due 9/1/21 - 12/1/38	2,254,830
121		9.500% due 11/1/21	123
3,575,751		5.000% due 12/1/21 - 5/1/42	3,873,402
1,205,228		2.646% due 10/1/22	1,243,775
15,032,716		2.500% due 12/1/22 - 6/1/43 (b)	15,108,835
1,193,063		2.460% due 4/1/23	1,188,637
7,439,992		4.500% due 3/1/24 - 12/1/41	7,999,240
41,769,523		3.500% due 11/1/25 - 7/1/43 (b)	43,482,445
45,132,140		3.000% due 8/1/26 - 6/1/43 (b)	45,315,465
332,781		7.000% due 9/1/26 - 4/1/37	373,854
45,113		2.690% due 3/1/30 (a)	45,235
591,204		2.310% due 3/1/34 (a)	626,704
146,587		2.545% due 12/1/34 (a)	155,672
13,733		2.607% due 12/1/34 (a)	14,608
176,391		2.647% due 9/1/35 (a)	187,721
149,901		2.062% due 10/1/35 (a)	157,642

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
$215,995		2.163% due 10/1/35 (a)	$227,913
41,602		2.111% due 11/1/35 (a)	43,832
106,454		2.118% due 11/1/35 (a)	111,921
47,979		2.129% due 11/1/35 (a)	50,573
39,090		2.132% due 11/1/35 (a)	41,292
35,361		2.134% due 11/1/35 (a)	37,254
180,750		2.139% due 11/1/35 (a)	189,907
49,219		2.153% due 11/1/35 (a)	51,865
548,833		2.292% due 1/1/36 (a)	582,887
179,046		5.771% due 6/1/36 (a)	191,509
514,731		3.010% due 8/1/36 (a)	550,706
327,334		6.173% due 9/1/36 (a)	347,242
66,696		2.838% due 12/1/36 (a)	71,613
254,462		5.793% due 2/1/37 (a)	275,076
591,488		2.303% due 4/1/37 (a)	627,331
643,394		5.521% due 4/1/37 (a)	692,120
602,221		5.698% due 5/1/37 (a)	649,203
497,127		5.862% due 8/1/37 (a)	535,616
763,226		6.500% due 9/1/37 - 5/1/40	868,403
163,459		2.944% due 2/1/41 (a)	171,445
421,233		3.229% due 7/1/41 (a)	444,333
274,813		2.020% due 7/1/42 (a)	283,388
76,268		2.344% due 7/1/42 (a)	79,177
600,000		3.500% due 6/1/43	622,774
1,500,000		4.000% due 6/1/43 (b)	1,582,383

		TOTAL FNMA	158,451,071

GNMA - 5.4%
		Government National Mortgage Association (GNMA):
2,421		9.500% due 12/15/16 - 8/15/17	2,444
11,291		8.500% due 5/15/17 - 5/15/30	12,275
3,154		9.000% due 8/15/30 - 9/15/30	3,437
10,599		4.500% due 9/15/33	11,414
267,159		6.000% due 12/15/33 - 5/15/38	299,018
444,371		6.500% due 1/15/34 - 10/15/38	503,209
1,477,880		5.000% due 10/15/34 - 9/15/40	1,610,441
277,047		5.500% due 5/15/37 - 6/15/38	300,427
1,877,965		4.000% due 6/1/41 - 7/15/41 (b)	2,009,577
29,117,340		3.000% due 9/15/42 - 7/15/43 (b)	29,641,393
		Government National Mortgage Association II (GNMA):
7,327		8.500% due 1/20/17	7,917
8,740		9.000% due 4/20/17 - 11/20/21	9,743
99,627		1.625% due 2/20/26 - 10/20/27 (a)	104,260
1,190		8.000% due 3/20/30	1,499
32,688		2.000% due 5/20/30 (a)	34,058
1,132,899		6.000% due 2/20/35 - 4/20/41	1,265,282
8,162,573		4.500% due 1/20/40 - 10/20/41	8,885,678
829,015		5.000% due 7/20/40 - 9/20/41	910,472
963,798		4.000% due 11/20/40 - 7/20/42	1,029,928
6,851,673		3.500% due 12/20/42 - 7/1/43 (b)	7,183,385
518,743		3.000% due 1/20/43	529,066

		TOTAL GNMA	54,354,923

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $263,198,776)	263,741,448

ASSET-BACKED SECURITIES - 1.2%
Automobiles - 0.1%
591,326	AAA	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.610% due 10/8/15	592,839
960,000	AAA	Santander Drive Auto Receivables Trust, Series 2012-2, Class A3, 1.220% due 12/15/15	964,766

		Total Automobiles	1,557,605

Credit Card - 0.1%
895,000	AAA	Arran Funding Ltd., Series 2012-1A, Class A1, 0.899% due 7/15/15 (a)(c)	895,438

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
Student Loan - 1.0%
$766,525	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 0.374% due 3/25/42 (a)(c)	$710,925
850,000	AA+	EFS Volunteer LLC, Series 2010-1, Class A2, 1.126% due 10/25/35 (a)(c)	815,287
500,000	AA+	Nelnet Education Loan Funding Inc., Series 2004-2A, Class A5C, 1.090% due 2/25/39 (a)	453,929
		SLM Student Loan Trust:
185,836	AA+	Series 2003-4, Class A5A, 1.030 due 3/15/33 (a)(c)	185,837
1,220,000	AAA	Series 2003-11, Class A6, 0.570 due 12/15/25 (a)(c)	1,219,032
900,000	AAA	Series 2005-4, Class A3, 0.396 due 1/25/27 (a)	882,639
880,000	AA+	Series 2005-5, Class A5, 1.026 due 10/25/40 (a)	872,987
1,566,884	AAA	Series 2010-A, Class 2A, 3.449 due 5/16/44 (a)(c)	1,660,586
733,866	AAA	Series 2012-A, Class A1, 1.599 due 8/15/25 (a)(c)	744,942
705,000	AAA	Series 2012-C, Class A2, 3.310 due 10/15/46 (c)	743,148
680,000	AAA	Series 2012-D, Class A2, 2.950 due 2/15/46 (c)	710,273
704,429	AAA	Series 2012-E, Class A1, 0.949 due 10/16/23 (a)(c)	707,895

		Total Student Loan	9,707,480

		TOTAL ASSET-BACKED SECURITIES (Cost - $11,944,359)	12,160,523

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.2%
		Accredited Mortgage Loan Trust:
92,464	BB	Series 2005-3, Class A1, 0.430% due 9/25/35 (a)	90,924
2,800,000	CCC	Series 2007-1, Class A4, 0.413% due 2/25/37 (a)	1,681,889
93,246	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.683% due 11/25/33 (a)	91,207
151,484	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.843% due 6/25/29 (a)	121,758
890,504	CCC	American Home Mortgage Assets, Series 2006-1, Class 2A1, 0.383% due 5/25/46 (a)	647,266
880,000	AAA	Arkle Master Issuer PLC, Series 2010-2A, Class 1A1, 1.674% due 5/17/60 (a)(c)	882,755
703,986	BBB+	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.893% due 6/25/34 (a)	677,180
		Asset Backed Securities Corp. Home Equity:
96,665	AAA	Series 2004-HE6, Class A1, 0.468% due 9/25/34 (a)	96,207
1,956,000	BBB-	Series 2005-HE5, Class M3, 0.673% due 6/25/35 (a)	1,698,613
5,500,000	B+	Series 2006-HE3, Class A5, 0.463% due 3/25/36 (a)	3,124,407
4,121,683	AA+	Avoca CLO I PLC, Series III-X, Class A, 0.575% due 9/15/21 (a)	5,270,165
855,000	A+	Banc of America Commercial Mortgage Inc., Series 2007-2, Class A4, 5.625% due 4/10/49 (a)	976,988
		Banc of America Funding Corp.:
1,281	AA+	Series 2003-1, Class A1, 6.000% due 5/20/33	1,353
793,778	A+	Series 2006-G, Class 2A3, 0.368% due 7/20/36 (a)	774,097
		Banc of America Merrill Lynch Commercial Mortgage Inc.:
1,280,000	AAA	Series 2005-2, Class A5, 4.857% due 7/10/43 (a)	1,363,329
117,000	AA	Series 2006-1, Class AM, 5.421% due 9/10/45 (a)	127,854
80,000	AA-	Series 2006-2, Class AM, 5.764% due 5/10/45 (a)	88,925
619,678	Aaa(e)	Series 2007-1, Class A3, 5.449% due 1/15/49	630,062
179,340	AA+	Banc of America Mortgage Securities Inc., Series 2004-F, Class 1A1, 2.998% due 7/25/34 (a)	181,235
181,994	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.868% due 2/28/44 (a)	178,835
		Bear Stearns Adjustable Rate Mortgage Trust:
14,297	AA+	Series 2002-11, Class 1A1, 2.677% due 2/25/33 (a)	14,589
311,056	A+	Series 2005-2, Class A2, 2.793% due 3/25/35 (a)	315,899
294,296	CCC	Series 2005-4, Class 3A1, 2.887% due 8/25/35 (a)	269,657
2,029,692	CCC	Series 2005-10, Class 3A11, 5.037% due 1/25/36 (a)	1,967,272
2,613,948	CCC	Series 2005-10, Class 3A31, 5.037% due 1/25/36 (a)	2,533,557
766,037	D	Series 2007-3, Class 1A1, 2.879% due 5/25/47 (a)(d)	639,924
		Bear Stearns ALT-A Trust:
391,686	CCC	Series 2005-2, Class 2A4, 2.859% due 4/25/35 (a)	350,620
309,586	B	Series 2005-4, Class 23A2, 2.708% due 5/25/35 (a)	313,312
		Bear Stearns Asset Backed Securities Trust:
995,726	AAA	Series 2005-TC2, Class A3, 0.563% due 8/25/35 (a)	981,865
577,555	CCC	Series 2007-HE7, Class 1A1, 1.193% due 10/25/37 (a)	510,978
		Bear Stearns Commercial Mortgage Securities:
210,000	A-	Series 2005-PW10, Class AM, 5.449% due 12/11/40 (a)	229,036
1,540,000	Aaa(e)	Series 2005-T20, Class A4A, 5.145% due 10/12/42 (a)	1,674,997
50,000	A2(e)	Series 2007-PW16, Class AM, 5.714% due 6/11/40 (a)	56,927
795,271	BBB	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.193% due 3/25/37 (a)(c)	781,568
1,700,000	BB+	Centex Home Equity, Series 2006-A, Class AV4, 0.443% due 6/25/36 (a)	1,546,852

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
		Chase Funding Morgage Loan Asset-Backed Certificates:
$750	AAA	Series 2002-2, Class 2A1, 0.693% due 5/25/32 (a)	$720
932	AAA	Series 2002-3, Class 2A1, 0.833% due 8/25/32 (a)	867
634,211	BB	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 2.875% due 2/25/37 (a)	647,897
50,000	A1(e)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class AMFX, 5.526% due 4/15/47 (a)	56,645
440,000	Aa3(e)	COMM Mortgage Trust, Series 2006-C8, Class AM, 5.347% due 12/10/46	490,432
		Commercial Mortgage Pass Through Certificates:
975,000	AA+	Series 2006-C5, Class A3, 5.311% due 12/15/39	1,087,971
385,000	BBB	Series 2006-C5, Class AM, 5.343% due 12/15/39	423,910
665,965	Aaa(e)	Series 2007-C1, Class AAB, 5.336% due 2/15/40	690,767
310,000	BB+	Series 2007-C2, Class AM, 5.613% due 1/15/49 (a)	344,225
		Countrywide Alternative Loan Trust:
559,192	CCC	Series 2005-24, Class 4A1, 0.427% due 7/20/35 (a)	489,472
382,283	CCC	Series 2005-27, Class 2A3, 1.733% due 8/25/35 (a)	330,981
802,867	D	Series 2006-OA9, Class 2A1A, 0.408% due 7/20/46 (a)(d)	471,932
1,023,483	CCC	Series 2006-OA17, Class 1A1A, 0.393% due 12/20/46 (a)	713,777
		Countrywide Asset-Backed Certificates:
1,550	CCC	Series 2001-BC3, Class A, 0.673% due 12/25/31 (a)	1,090
5,025	AAA	Series 2002-3, Class 1A1, 0.933% due 5/25/32 (a)	4,712
12,759	AAA	Series 2003-BC2, Class 2A1, 0.793% due 6/25/33 (a)	12,500
27,612	AAA	Series 2004-SD4, Class A1, 0.573% due 12/25/34 (a)(c)	27,439
37,171	BB+	Series 2005-4, Class AF3, 4.456% due 10/25/35 (a)	37,314
576,431	CCC	Series 2006-SD3, Class A1, 0.523% due 7/25/36 (a)(c)	412,823
635,841	AA-	Series 2007-13, Class 2A2, 0.993% due 10/25/47 (a)	543,027
		Countrywide Home Loan Mortgage Pass Through Trust:
246,572	D	Series 2005-11, Class 3A3, 2.663% due 4/25/35 (a)	166,494
138,620	Caa3(e)	Series 2005-11, Class 6A1, 0.493% due 3/25/35 (a)	124,417
		Credit Suisse First Boston Mortgage Securities Corp.:
639,077	AA+	Series 2004-AR7, Class 2A1, 2.965% due 11/25/34 (a)	654,460
460,534	D	Series 2005-10, Class 5A6, 5.500% due 11/25/35	412,845
787,771	BB+	Series 2005-6, Class 8A1, 4.500% due 7/25/20	801,576
2,696,665	Aaa(e)	Series 2010-UD1, Class A, 5.761% due 12/18/49 (a)(c)	3,130,828
325,954	A+	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, step bond to yield, 6.280% due 5/25/35	334,156
		DBRR Trust:
560,000	Aaa(e)	Series 2011-LC2, Class A4A, 4.537% due 7/12/44 (a)(c)	628,633
948,446	Aaa(e)	Series 2012-EZ1, Class A, 0.946% due 9/25/45 (c)	950,793
843,119	NR	Series 2013-EZ2, Class A, 0.853% due 2/25/45 (a)(c)	842,832
161,145	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.598% due 11/19/44 (a)	101,068
650,000	AAA	Dryden XXV Senior Loan Fund, Series 2012-25A, Class A, 1.707% due 1/15/25 (a)(c)	650,975
		EMC Mortgage Loan Trust:
5,086	B(f)	Series 2002-B, Class A1, 0.843% due 2/25/41 (a)(c)	4,594
25,028	BBB-	Series 2003-A, Class A1, 0.743% due 8/25/40 (a)(c)	23,606
1,063,849	BB+	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 2.743% due 9/25/33 (a)	1,014,657
180,000	AAA	Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.958% due 12/5/31 (c)	180,982
		Federal Home Loan Mortgage Corp. (FHLMC):
8,053	NR	Series 1865, Class DA, 26.985% due 2/15/24 (a)	10,675
713,475	NR	Series T-61, Class 1A1, 1.578% due 7/25/44 (a)	722,443
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
53,794	AAA(f)	Series 2808, Class FT, 0.549% due 4/15/33 (a)	53,840
70,703	NR	Series 3062, Class MC, 5.250% due 3/15/35	71,617
2,846,850	NR	Series 3349, Class AS, 6.301% due 7/15/37 (a)	418,579
598,813	NR	Series 3451, Class SB, 5.831% due 5/15/38 (a)	82,927
385,010	NR	Series 3621, Class SB, 6.031% due 1/15/40 (a)	52,637
5,321,321	NR	Series 3866, Class SA, 5.751% due 5/15/41 (a)	700,440
1,376,788	NR	Series 3947, Class SG, 5.751% due 10/15/41 (a)	337,992
359,274	NR	Series 3997, Class SK, 6.401% due 11/15/41 (a)	81,186
280,577	NR	Series 4057, Class BS, 5.851% due 9/15/39 (a)	58,815
759,159	NR	Series 4057, Class SA, 5.851% due 4/15/39 (a)	153,359
93,817	NR	Series 4063, Class S, 5.751% due 6/15/42 (a)	23,423
479,565	NR	Series 4116, Class AS, 5.951% due 10/15/42 (a)	121,279

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
$389,381	NR	Series 4120, Class SV, 5.951% due 10/15/42 (a)	$85,481
688,621	NR	Series 4150, Class BU, 4.000% due 2/15/42	748,900
456,111	NR	Series R007, Class ZA, 6.000% due 5/15/36	500,795
		Federal National Mortgage Association (FNMA):
31,125	NR	Series 2000-34, Class F, 0.643% due 10/25/30 (a)	31,256
170,359	NR	Series 2000-T6, Class A3, 3.930% due 1/25/28 (a)	182,003
46,902	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	48,409
21,580	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	22,852
1,715,855	NR	Series 2012-M12, Class 1A, 2.840% due 8/25/22 (a)	1,762,797
1,332,006	NR	Series 2012-M15, Class A, 2.657% due 10/25/22 (a)	1,340,726
22,950,000	NR	Series 2013-M7, Class X2, 0.350% due 12/27/22 (a)	415,161
		Federal National Mortgage Association (FNMA), Interest STRIPS:
431,067	NR	Series 409, Class C13, 3.500% due 11/25/41	62,640
882,120	NR	Series 409, Class C18, 4.000% due 4/25/42	152,427
192,595	NR	Series 409, Class C22, 4.500% due 11/25/39	23,825
		Federal National Mortgage Association (FNMA), REMICS:
81,206	NR	Series 2002-34, Class FE, 0.598% due 5/18/32 (a)	81,677
127,485	NR	Series 2004-38, Class FK, 0.543% due 5/25/34 (a)	127,898
874,582	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	950,206
172,510	NR	Series 2005-27, Class ND, 5.500% due 3/25/32	173,833
104,187	NR	Series 2005-64, Class EA, 5.250% due 6/25/32	106,183
34,546	NR	Series 2005-69, Class LE, 5.500% due 11/25/33	35,053
3,215,379	NR	Series 2006-27, Class SH, 6.507% due 4/25/36 (a)	504,529
3,201,483	NR	Series 2006-51, Class SP, 6.457% due 3/25/36 (a)	625,703
1,914,334	NR	Series 2007-68, Class SC, 6.507% due 7/25/37 (a)	301,646
3,375,428	NR	Series 2008-18, Class SM, 6.807% due 3/25/38 (a)	512,540
739,424	NR	Series 2009-101, Class NS, 5.967% due 12/25/39 (a)	101,792
297,499	NR	Series 2010-118, Class YB, 6.307% due 10/25/40 (a)	33,709
507,724	NR	Series 2010-142, Class SM, 6.337% due 12/25/40 (a)	73,859
1,206,445	NR	Series 2010-27, Class SG, 4.807% due 4/25/40 (a)	93,577
555,000	NR	Series 2011-52, Class GB, 5.000% due 6/25/41	613,996
1,126,243	NR	Series 2011-87, Class SG, 6.357% due 4/25/40 (a)	250,985
1,188,524	NR	Series 2011-87, Class SJ, 5.757% due 9/25/41 (a)	184,307
884,840	NR	Series 2011-90, Class QI, 5.000% due 5/25/34	127,162
554,269	NR	Series 2011-96, Class BS, 6.237% due 5/25/41 (a)	83,523
780,000	NR	Series 2011-99, Class DB, 5.000% due 10/25/41	883,111
682,455	NR	Series 2012-111, Class JS, 5.907% due 7/25/40 (a)	155,600
293,139	NR	Series 2012-133, Class CS, 5.957% due 12/25/42 (a)	76,490
490,976	NR	Series 2012-133, Class GS, 5.957% due 12/25/42 (a)	126,014
173,113	NR	Series 2012-17, Class WS, 6.357% due 7/25/39 (a)	37,326
820,764	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	901,300
1,142,181	NR	Series 2012-51, Class B, 7.000% due 5/25/42	1,295,983
474,315	NR	Series 2012-63, Class DS, 6.357% due 3/25/39 (a)	103,078
92,672	NR	Series 2012-70, Class YS, 6.457% due 2/25/41 (a)	20,425
592,374	NR	Series 2012-74, Class SA, 6.457% due 3/25/42 (a)	109,334
98,729	NR	Series 2012-75, Class AO, 0.398% due 3/25/42 (g)	89,152
287,937	NR	Series 2012-93, Class SG, 5.907% due 9/25/42 (a)	60,390
2,200,000	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	2,524,639
1,300,000	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	1,450,549
590,539	NR	Series 3957, Class BA, 4.000% due 1/15/39	600,476
		FHLMC Multifamily Structured Pass Through Certificates:
2,983,099	NR	Series K006, Class AX1, 1.046% due 1/25/20 (a)	170,839
2,228,667	NR	Series K007, Class X1, 1.224% due 4/25/20 (a)	142,308
1,805,837	NR	Series K008, Class X1, 1.671% due 6/25/20 (a)	162,189
921,271	NR	Series K009, Class X1, 1.501% due 8/25/20 (a)	72,536
1,134,734	AAA(f)	Series K016, Class X1, 1.580% due 10/25/21 (a)	119,971
741,549	AAA(f)	Series K017, Class X1, 1.452% due 12/25/21 (a)	71,576
1,496,151	AAA(f)	Series K021, Class X1, 1.514% due 6/25/22 (a)	162,018
409,251	Aaa(e)	Series K024, Class X1, 0.905% due 9/25/22 (a)	27,074
4,306,471	NR	Series K702, Class X1, 1.552% due 2/25/18 (a)	274,994
4,000,000	CCC	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF13, Class A2D, 0.433% due 10/25/36 (a)	2,460,152

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
$805,000	AAA	Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class A, 1.490% due 9/15/19	$801,197
380,000	BBB(f)	FREMF Mortgage Trust, Series 2012-K709, Class C, 3.741% due 4/25/45 (a)(c)	370,763
709,165	BBB+	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 0.943% due 2/25/31 (a)(c)	676,681
		Government National Mortgage Association (GNMA):
61,708	NR	Series 2000-35, Class F, 0.748% due 12/16/25 (a)	62,543
58,348	NR	Series 2002-21, Class FV, 0.598% due 3/16/32 (a)	58,848
4,268,867	NR	Series 2008-51, Class GS, 6.032% due 6/16/38 (a)	769,037
434,834	NR	Series 2009-106, Class SU, 6.002% due 5/20/37 (a)	63,843
142,848	NR	Series 2010-107, Class SG, 5.952% due 2/20/38 (a)	16,779
435,765	NR	Series 2010-113, Class BS, 5.802% due 9/20/40 (a)	66,757
382,547	NR	Series 2010-121, Class SE, 5.802% due 9/20/40 (a)	60,100
556,731	NR	Series 2010-3, Class MS, 6.352% due 11/20/38 (a)	68,283
150,940	NR	Series 2010-31, Class GS, 6.302% due 3/20/39 (a)	23,593
378,963	NR	Series 2010-85, Class HS, 6.452% due 1/20/40 (a)	73,339
383,721	NR	Series 2010-93, Class PS, 6.502% due 6/20/35 (a)	29,842
161,717	NR	Series 2011-146, Class YS, 6.452% due 11/16/41 (a)	35,287
860,350	NR	Series 2011-157, Class PA, 3.000% due 3/20/41	896,840
41,720	NR	Series 2011-32, Class S, 5.802% due 3/16/41 (a)	4,156
531,795	NR	Series 2011-40, Class SA, 5.932% due 2/16/36 (a)	69,959
223,879	NR	Series 2011-70, Class BS, 6.502% due 12/16/36 (a)	31,304
717,454	A	Granite Mortgages PLC, Series 2004-3, Class 3A2, 0.887% due 9/20/44 (a)	1,079,459
90,000	BB+	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, 5.860% due 7/10/38 (a)	100,225
		GS Mortgage Securities Corp. II:
825,000	AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	876,300
1,925,000	Aaa(e)	Series 2011-GC5, Class A4, 3.707% due 8/10/44	2,052,263
605,000	BBB-	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.788% due 8/10/45 (a)	688,565
174,965	CCC	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.543% due 9/25/35 (a)(c)	151,204
243,687	A+	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.663% due 9/25/35 (a)	252,649
		Harborview Mortgage Loan Trust:
668,494	BBB+	Series 2004-5, Class 2A6, 2.463% due 6/19/34 (a)	668,362
204,494	D	Series 2006-2, Class 1A, 2.858% due 2/25/36 (a)	163,618
		Home Equity Asset Trust:
150,380	BBB+	Series 2007-1, Class 2A1, 0.253% due 5/25/37 (a)	149,945
11,899	BBB	Series 2007-2, Class 2A1, 0.303% due 7/25/37 (a)	11,871
1,110,571	BBB+	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 0.383% due 12/25/35 (a)	1,085,198
4,758	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 0.993% due 3/25/33 (a)	4,751
		Indymac Index Mortgage Loan Trust:
105,172	CCC	Series 2004-AR15, Class 1A1, 2.584% due 2/25/35 (a)	92,485
129,021	CCC	Series 2005-AR15, Class A2, 4.722% due 9/25/35 (a)	118,612
1,377,820	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.353% due 8/25/36 (a)	657,530
		JPMorgan Chase Commercial Mortgage Securities Corp.:
101,000	BBB+	Series 2006-LDP8, Class AM, 5.440% due 5/15/45	113,059
65,000	AA	Series 2006-LDP9, Class A3, 5.336% due 5/15/47	72,923
1,283,633	BBB+	Series 2007-C1, Class ASB, 5.857% due 2/15/51	1,400,084
390,000	BBB-	Series 2007-CB20, Class AM, 5.875% due 2/12/51 (a)	454,659
140,000	Aaa(e)	Series 2011-C5, Class A3, 4.171% due 8/15/46	153,844
3,209,585	Aaa(e)	Series 2012-CBX, Class XA, 2.036% due 6/15/45 (a)	359,093
95,149	BBB+	JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 4.659% due 2/25/35 (a)	97,617
		LB-UBS Commercial Mortgage Trust:
190,000	A-	Series 2006-C1, Class AM, 5.217% due 2/15/31 (a)	208,260
360,000	A+	Series 2006-C7, Class AM, 5.378% due 11/15/38	396,238
200,000	BBB-	Series 2007-C7, Class AM, 6.216% due 9/15/45 (a)	233,978
		Lehman XS Trust:
228,937	CCC	Series 2005-5N, Class 1A1, 0.493% due 11/25/35 (a)	200,581
172,472	D	Series 2005-7N, Class 1A1B, 0.493% due 12/25/35 (a)	77,385
		MASTR Adjustable Rate Mortgages Trust:
1,809,555	A+	Series 2004-13, Class 3A7, 2.632% due 11/21/34 (a)	1,888,762
111,827	AA+	Series 2004-4, Class 4A1, 2.547% due 5/25/34 (a)	112,045
960,981	AA+	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 2.460% due 10/25/32 (a)	977,430
		Merrill Lynch CFC Commercial Mortgage Trust:
70,000	A-	Series 2006-4, Class AM, 5.204% due 12/12/49 (a)	77,542
585,054	AAA	Series 2006-4, Class A1A, 5.166% due 12/12/49 (a)	653,054

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
$496,970	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.443% due 7/25/37 (a)	$291,392
		Merrill Lynch Mortgage Investors Inc.:
137,998	A+	Series 2004-A3, Class 4A3, 5.053% due 5/25/34 (a)	140,270
1,897,242	AAA	Series 2006-FF1, Class A2C, 0.393% due 8/25/36 (a)	1,841,221
860,000	Aaa(e)	Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4, 4.864% due 8/12/39 (a)	898,395
761,786	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	865,894
60,719	B1(e)	MLCC Mortgage Investors Inc., Series 2005-1, Class 2A1, 2.267% due 4/25/35 (a)	59,579
		Morgan Stanley Capital I:
265,222	AAA	Series 2004-SD3, Class A, 0.653% due 6/25/34 (a)(c)	255,299
480,000	BBB	Series 2007-HQ12, Class A5, 5.582% due 4/12/49 (a)	529,005
200,000	BBB+	Series 2007-IQ14, Class A4, 5.692% due 4/15/49 (a)	227,877
476,062	A+	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 2.652% due 10/25/34 (a)	480,537
2,130,000	AA+	New Century Home Equity Loan Trust, Series 2005-3, Class M1, 0.673% due 7/25/35 (a)	2,097,282
650,000	AAA	Oak Hill Credit Partners VII Ltd., Series 2012-7A, Class A, 1.694% due 11/20/23 (a)(c)	650,624
		Option One Mortgage Loan Trust:
2,408	A+	Series 2002-6, Class A2, 0.993% due 11/25/32 (a)	2,261
12,748	A+	Series 2003-1, Class A2, 1.033% due 2/25/33 (a)	11,903
207,952	AAA	Park Place Securities Inc., Series 2005-WHQ2, Class A2D, 0.523% due 5/25/35 (a)	207,099
		Permanent Master Issuer PLC:
1,000,000	AAA	Series 2011-1A, Class 1A1, 1.675% due 7/15/42 (a)(c)(h)	1,007,299
1,900,000	AAA	Series 2011-1A, Class 1A3, 1.511% due 7/15/42 (a)(c)	2,483,243
		Popular ABS Mortgage Pass-Through Trust:
538,526	AAA	Series 2005-3, Class AF6, step bond to yield, 4.759% due 7/25/35	544,033
1,787,000	BBB+	Series 2006-C, Class A4, 0.443% due 7/25/36 (a)	1,381,774
		Prime Mortgage Trust:
375,009	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35 (c)	374,803
159,464	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35 (c)	161,042
1,597,065	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35 (c)	1,607,591
		Reperforming Loan REMIC Trust:
49,603	CCC	Series 2004-R2, Class 1AF1, 0.613% due 11/25/34 (a)(c)	43,049
408,285	CC	Series 2005-R1, Class 1AF1, 0.553% due 3/25/35 (a)(c)	357,188
120,992	AA+	Residential Accredit Loans Inc., Series 2005-QA1, Class A1, 0.493% due 1/25/35 (a)	118,407
		Residential Asset Mortgage Products Inc.:
5,392	B-	Series 2003-RS4, Class AIIB, 0.853% due 5/25/33 (a)	4,536
1,184,199	AAA	Series 2003-RS9, Class AI6A, step bond to yield, 6.110% due 10/25/33	1,194,644
263,820	AAA	Series 2004-RZ1, Class AI7, 4.030% due 1/25/33 (a)	276,000
935,000	AAA	SLM Student Loan Trust, Series 2011-B, Class A2, 3.740% due 2/15/29 (c)	1,007,404
		Small Business Administration Participation Certificates:
25,915	NR	Series 1993-20K, Class 1, 6.150% due 11/1/13	26,457
33,243	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15	34,633
66,214	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15	69,029
75,223	NR	Series 1996-20G, Class 1, 7.700% due 7/1/16	79,304
356,519	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19	393,891
290,733	NR	Series 2000-20A, Class 1, 7.590% due 1/1/20	325,259
500,450	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22	549,602
178,393	BBB+	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.610% due 11/25/34 (a)	173,068
551,822	AAA	Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2, 1.193% due 9/25/34 (a)	524,250
372,537	AA+	Structured Asset Mortgage Investments Inc., Series 2005-AR5, Class A3, 0.448% due 7/19/35 (a)	373,782
		Structured Asset Securities Corp.:
5,210	NR	Series 2002-14A, Class 2A1, 2.302% due 7/25/32 (a)	5,238
254,224	CC	Series 2005-RF3, Class 1A, 0.543% due 6/25/35 (a)(c)	205,962
781,080	BB	Series 2007-BC4, Class A3, 0.443% due 11/25/37 (a)	756,293
104,430	NR	U.S. Small Business Administration, Series 2005-P10A, Class 1, 4.638% due 2/10/15	109,627
180,000	AAA	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class AS, 3.317% due 12/10/45 (c)	179,840
630,038	AAA	Vanderbilt Mortgage Finance, Series 2001-A, Class A4, 7.235% due 6/7/28 (a)	650,162
300,000	AA+	Venture CDO Ltd., Series 2007-8A, Class A2A, 0.496% due 7/22/21 (a)(c)	292,207
585,815	AAA	Veritas CLO I Ltd., Series 2004-1A, Class B, 1.084% due 9/5/16 (a)(c)	585,815
100,000	AAA	VNO 2012-6AVE Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30 (c)	98,626
		Wachovia Bank Commercial Mortgage Trust:
751,570	AAA	Series 2005-C17, Class APB, 5.037% due 3/15/42	755,694
330,000	A+	Series 2007-C30, Class A5, 5.342% due 12/15/43	372,760
50,000	BB	Series 2007-C30, Class AM, 5.383% due 12/15/43	54,872

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
		WaMu Mortgage Pass Through Certificates:
$37,456	BBB+	Series 2004-AR11, Class A, 2.440% due 10/25/34 (a)	$37,886
143,906	BBB+	Series 2004-AR12, Class A2A, 0.578% due 10/25/44 (a)	140,106
409,390	AA+	Series 2005-AR11, Class A1A, 0.513% due 8/25/45 (a)	384,647
711,972	AA+	Series 2005-AR13, Class A1A1, 0.483% due 10/25/45 (a)	671,389
387,240	BBB-	Series 2005-AR19, Class A1A2, 0.483% due 12/25/45 (a)	363,497
1,000,000	B-	Series 2005-AR4, Class A5, 2.460% due 4/25/35 (a)	943,093
2,648,571	BBB	Series 2006-AR1, Class 2A1A, 1.243% due 1/25/46 (a)	2,562,863
998,609	CCC	Series 2006-AR13, Class 2A, 2.467% due 10/25/46 (a)	932,232
573,043	CCC	Series 2007-HY4, Class 4A1, 2.429% due 9/25/36 (a)	493,436
1,092,862	Ca(e)	Series 2007-OA2, Class 2A, 0.873% due 1/25/47 (a)	671,666
1,092,209	CCC	Series 2007-OA5, Class 1A, 0.923% due 6/25/47 (a)	948,822
		Wells Fargo Mortgage Backed Securities Trust:
1,435,505	Caa1(e)	Series 2006-12, Class A3, 6.000% due 10/25/36	1,461,879
484,995	CCC	Series 2006-AR2, Class 2A1, 2.641% due 3/25/36 (a)	484,118
122,338	Caa2(e)	Series 2006-AR7, Class 2A4, 2.619% due 5/25/36 (a)(d)	114,555
		WF-RBS Commercial Mortgage Trust:
795,000	Aaa(e)	Series 2011-C2, Class A2, 3.791% due 2/15/44 (c)	848,801
1,035,000	Aaa(e)	Series 2011-C5, Class A4, 3.667% due 11/15/44	1,100,343
2,033,292	Aaa(e)	Series 2012-C7, Class XA, 1.601% due 6/15/45 (a)(c)	217,832
490,000	Aaa(e)	Series 2013-C14, Class A4, 3.073% due 6/15/46	494,877

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $130,334,223)	131,466,511

CORPORATE BONDS & NOTES - 24.8%
Aerospace & Defense - 0.1%
		United Technologies Corp., Senior Unsecured Notes:
300,000	A	3.100% due 6/1/22	307,228
210,000	A	4.500% due 6/1/42	217,666

		Total Aerospace & Defense	524,894

Airlines - 0.4%
		Continental Airlines Inc., Pass Thru Certificates:
192,732	BBB+	6.648% due 9/15/17	209,364
357,836	BBB+	7.256% due 3/15/20	401,224
1,133,550	A	Delta Air Lines 2009-1 Class A Pass Through Trust, Pass Thru Certificates, 7.750% due 12/17/19	1,331,921
608,931	BBB-	JetBlue Airways 2004-2 G-1 Pass Through Trust, Pass Thru Certificates, 0.650% due 8/15/16 (a)	590,662
625,000	BB+	JetBlue Airways 2004-2 G-2 Pass Through Trust, Pass Thru Certificates, 0.725% due 11/15/16 (a)	566,250
345,265	A	Northwest Airlines Inc., Pass Thru Certificates, 7.041% due 4/1/22	384,107
78,236	BBB+	UAL 2009-2A Pass Through Trust, Pass Thru Certificates, 9.750% due 1/15/17	90,363
712,185	BBB+	United Air Lines Inc., Pass Thru Certificates, 10.400% due 11/1/16	827,702

		Total Airlines	4,401,593

Automobiles - 0.2%
540,000	A-	Daimler Finance North America LLC, Company Guaranteed Notes, 2.625% due 9/15/16 (c)	559,670
760,000	BB+	Ford Motor Co., Senior Unsecured Notes, 4.750% due 1/15/43	710,854
1,200,000	A-	Volkswagen International Finance NV, Company Guaranteed Notes, 0.894% due 4/1/14 (a)(c)	1,203,002

		Total Automobiles	2,473,526

Beverages - 0.7%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
300,000	A	5.375% due 1/15/20	355,563
620,000	A	5.000% due 4/15/20	723,318
585,000	A	2.500% due 7/15/22	563,865
260,000	A	3.750% due 7/15/42	237,219
545,000	A-	Coca-Cola Femsa SAB de CV, Senior Unsecured Notes, 4.625% due 2/15/20	601,750
403,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	465,326
200,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	199,841
2,400,000	BBB+	Foster’s Finance Corp., Company Guaranteed Notes, 4.875% due 10/1/14 (c)(h)	2,529,168
120,000	BBB+	Heineken NV, Senior Unsecured Notes, 1.400% due 10/1/17 (c)	118,599
50,000	BBB-	Molson Coors Brewing Co., Company Guaranteed Notes, 3.500% due 5/1/22	51,212
		PepsiCo Inc., Senior Unsecured Notes:
450,000	A-	0.700% due 8/13/15	451,026
310,000	A-	7.900% due 11/1/18	405,841

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
		Pernod-Ricard SA, Senior Unsecured Notes:
$200,000	BBB-	2.950% due 1/15/17 (c)	$208,282
390,000	BBB-	4.450% due 1/15/22 (c)	416,879

		Total Beverages	7,327,889

Biotechnology - 0.0%
245,000	A+	Amgen Inc., Senior Unsecured Notes, 5.375% due 5/15/43	269,593

Capital Markets - 1.7%
450,000	BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000% due 6/1/43 (a)	390,375
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
15,000	A-	4.750% due 7/15/13	15,069
80,000	A-	5.250% due 10/15/13	81,334
70,000	A-	6.000% due 5/1/14	73,378
515,000	A-	3.700% due 8/1/15	542,367
3,400,000	A-	6.250% due 9/1/17	3,952,609
275,000	A-	2.375% due 1/22/18	276,729
950,000	A-	6.150% due 4/1/18	1,105,579
335,000	A-	1.476% due 4/30/18 (a)	337,057
150,000	A-	7.500% due 2/15/19	186,139
1,000,000	A-	6.000% due 6/15/20	1,172,560
670,000	A-	5.750% due 1/24/22	768,308
320,000	A-	3.625% due 1/22/23	316,144
630,000	A-	6.250% due 2/1/41	739,963
650,000	NR	Lehman Brothers Holdings Inc., 6.014% due 12/28/17 (h)	0
		Merrill Lynch & Co., Inc., Senior Unsecured Notes:
850,000	Baa2(e)	8.950% due 5/18/17 (a)	994,840
1,584,000	Baa2(e)	9.570% due 6/6/17 (a)	1,873,832
2,600,000	A-	6.875% due 4/25/18	3,100,378
600,000	Aaa(e)	Norddeutsche Landesbank Girozentrale, Pfandbriefe, 0.875% due 10/16/15 (c)	602,212

		Total Capital Markets	16,528,873

Chemicals - 0.1%
		Dow Chemical Co. (The), Senior Unsecured Notes:
100,000	BBB	3.000% due 11/15/22	97,146
100,000	BBB	4.375% due 11/15/42	93,798
160,000	BBB+	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	175,799
200,000	BBB-	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	236,839
60,000	A-	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	68,417
190,000	BBB+	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	230,533

		Total Chemicals	902,532

Commercial Banks - 5.2%
1,400,000	A	Abbey National Treasury Services PLC, Bank Guaranteed Notes, 3.875% due 11/10/14 (c)	1,451,428
200,000	B+	Ally Financial Inc., Company Guaranteed Notes, 8.000% due 3/15/20	239,000
200,000	AA-	ANZ New Zealand International Ltd., Bank Guaranteed Notes, 1.850% due 10/15/15 (c)	204,594
		Bank of America Corp., Senior Unsecured Notes:
380,000	A-	7.375% due 5/15/14	403,362
1,000,000	A-	4.500% due 4/1/15	1,058,450
620,000	A-	1.500% due 10/9/15	623,926
530,000	A-	6.500% due 8/1/16	606,381
495,000	A-	0.537% due 10/14/16 (a)	483,216
600,000	A-	5.625% due 10/14/16	676,292
290,000	A-	3.875% due 3/22/17	310,209
40,000	A-	5.750% due 12/1/17	45,852
5,760,000	A-	5.650% due 5/1/18	6,603,788
500,000	A-	5.000% due 5/13/21	554,692
310,000	A-	5.700% due 1/24/22	356,573
690,000	A-	3.300% due 1/11/23	669,755
300,000	A-	Bank of America NA, Subordinated Notes, 6.100% due 6/15/17	342,482
1,200,000	A+	Barclays Bank PLC, Senior Unsecured Notes, 5.200% due 7/10/14	1,258,980
		BBVA US Senior SAU, Bank Guaranteed Notes:
390,000	BBB-	3.250% due 5/16/14	394,255
370,000	BBB-	4.664% due 10/9/15	385,062
		BNP Paribas SA, Senior Unsecured Notes:
570,000	A+	2.375% due 9/14/17	580,564

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
$90,000	A+	3.250% due 3/3/23	$86,388
660,000	Baa2(e)	Caixa Economica Federal, Senior Unsecured Notes, 2.375% due 11/6/17 (c)	631,125
		Capital One Financial Corp., Senior Unsecured Notes:
700,000	BBB	7.375% due 5/23/14	744,646
840,000	BBB	6.750% due 9/15/17	1,012,312
1,000,000	BBB	Chase Capital III, Limited Guaranteed Notes, 0.825% due 3/1/27 (a)	857,500
		Commonwealth Bank of Australia, Senior Unsecured Notes:
430,000	AA-	1.250% due 9/18/15	434,912
210,000	AA-	5.000% due 10/15/19 (c)	243,491
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
300,000	AA-	Bank Guaranteed Notes, 3.375% due 1/19/17	319,308
400,000	A-	Junior Subordinated Notes, 11.000% due 12/29/49 (a)(c)	539,405
660,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 9.750% due 6/29/49	705,705
		Credit Suisse AG:
		Covered Notes:
1,517,000	Aaa(e)	1.625% due 3/6/15 (c)	1,542,827
1,095,000	Aaa(e)	2.600% due 5/27/16 (c)	1,149,176
300,000	BBB+	Subordinated Notes, 5.400% due 1/14/20	339,881
3,000,000	Aa3(e)	Export-Import Bank of Korea, Senior Unsecured Notes, 1.226% due 7/26/13 (a)(c)	3,000,702
1,300,000	BB+	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18 (c)	1,465,530
		HSBC Bank USA NA, Subordinated Notes:
1,600,000	A	6.000% due 8/9/17	1,854,469
4,100,000	A	4.875% due 8/24/20	4,568,745
		ING Bank NV:
100,000	AAA	Government Liquid Guaranteed Notes, 3.900% due 3/19/14 (c)	102,721
770,000	A+	Senior Unsecured Notes, 3.750% due 3/7/17 (c)	818,759
240,000	BBB+	Intesa Sanpaolo SpA, Unsecured Notes, 3.875% due 1/16/18	236,939
		Lloyds TSB Bank PLC:
400,000	BBB-	Bank Guaranteed Notes, 6.500% due 9/14/20 (c)	452,184
2,800,000	BB+	Junior Subordinated Notes, 12.000% due 12/29/49 (a)(c)	3,899,000
600,000	BBB	M&T Bank Corp., Junior Subordinated Notes, 6.875% due 12/29/49 (c)	627,747
675,000	A-	National City Bank, Subordinated Notes, 0.651% due 6/7/17 (a)	668,237
510,000	A	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21 (c)	549,613
		Royal Bank of Scotland Group PLC:
1,040,000	BB	Junior Subordinated Notes, 7.648% due 8/29/49 (a)	1,097,200
		Senior Unsecured Notes:
70,000	A-	2.550% due 9/18/15	71,940
300,000	A-	6.400% due 10/21/19	355,144
200,000	BBB	Santander U.S. Debt SA Unipersonal, Bank Guaranteed Notes, 3.724% due 1/20/15 (c)	203,320
		UBS AG:
1,007,000	Aaa(e)	Covered Notes, 1.875% due 1/23/15 (c)	1,028,407
460,000	A	Senior Unsecured Notes, 3.875% due 1/15/15	483,164
250,000	A+	Wachovia Bank NA, Subordinated Notes, 6.000% due 11/15/17	294,524
630,000	BBB+	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570% due 3/29/49 (a)	631,575
280,000	A	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14	294,484
		Wells Fargo & Co.:
		Senior Unsecured Notes:
240,000	A+	1.500% due 1/16/18	237,761
710,000	A+	3.500% due 3/8/22	737,419
		Subordinated Notes:
10,000	A	5.000% due 11/15/14	10,600
530,000	A	3.450% due 2/13/23	519,909
240,000	BBB+	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	248,400
		Westpac Banking Corp.:
1,075,000	Aaa(e)	Covered Notes, 1.375% due 7/17/15 (c)	1,091,469
480,000	AA-	Senior Unsecured Notes, 4.875% due 11/19/19	555,591

		Total Commercial Banks	51,961,090

Commercial Services & Supplies - 0.0%
		Waste Management Inc., Company Guaranteed Notes:
40,000	BBB	4.600% due 3/1/21	44,433
70,000	BBB	7.375% due 5/15/29	90,390

		Total Commercial Services & Supplies	134,823

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
Computers & Peripherals - 0.1%
$1,305,000	AA+	Apple Inc., Senior Unsecured Notes, 2.400% due 5/3/23	$1,247,493

Consumer Finance - 0.7%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
1,400,000	BB+	7.000% due 10/1/13	1,429,763
1,300,000	BB+	5.625% due 9/15/15	1,418,268
1,425,000	BB+	1.700% due 5/9/16	1,422,483
500,000	BB+	6.625% due 8/15/17	582,033
610,000	BB+	8.125% due 1/15/20	770,904
100,000	BBB+	Hyundai Capital America, Senior Unsecured Notes, 2.125% due 10/2/17 (c)	98,871
		SLM Corp., Senior Unsecured Notes:
380,000	BBB-	3.875% due 9/10/15	388,550
360,000	BBB-	8.000% due 3/25/20	393,300
410,000	AA-	Toyota Motor Credit Corp., Senior Unsecured Notes, 1.250% due 10/5/17	406,378

		Total Consumer Finance	6,910,550

Containers & Packaging - 0.1%
		Ball Corp., Company Guaranteed Notes:
310,000	BB+	5.750% due 5/15/21	330,925
20,000	BB+	5.000% due 3/15/22	20,800
		Rock Tenn Co., Company Guaranteed Notes:
120,000	BBB-	3.500% due 3/1/20	122,712
50,000	BBB-	4.000% due 3/1/23	50,531

		Total Containers & Packaging	524,968

Distributors - 0.0%
300,000	BBB	Glencore Funding LLC, Company Guaranteed Notes, 6.000% due 4/15/14 (c)	312,150

Diversified Financial Services - 3.8%
		American Express Co.:
652,000	BBB+	Senior Unsecured Notes, 2.650% due 12/2/22	626,211
310,000	BBB-	Subordinated Notes, 6.800% due 9/1/66 (a)	339,838
1,500,000	BB(f)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/1/21 (c)	1,545,000
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A	6.400% due 10/2/17	23,664
2,280,000	A	7.250% due 2/1/18	2,788,914
400,000	A+	Caisse Centrale Desjardins du Quebéc, Senior Unsecured Notes, 2.650% due 9/16/15 (c)	416,410
1,400,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19 (c)	1,585,662
350,000	BB-	CIT Group Inc., Senior Unsecured Notes, 5.250% due 3/15/18	378,000
1,342,000	BBB+	Credit Suisse, Subordinated Notes, 6.000% due 2/15/18	1,549,998
3,000,000	Aaa(e)	DanFin Funding Ltd., Government Liquid Guaranteed Notes, 0.978% due 7/16/13 (a)(c)	3,001,881
		Farmers Exchange Capital, Subordinated Notes:
1,300,000	A-	7.050% due 7/15/28 (c)	1,634,335
100,000	A-	7.200% due 7/15/48 (c)	122,759
195,000	BB+	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 12.000% due 5/15/15	234,714
		General Electric Capital Corp.:
		Senior Unsecured Notes:
770,000	AA+	1.875% due 9/16/13	773,490
700,000	AA+	0.404% due 3/20/14 (a)	700,384
500,000	AA+	0.580% due 6/20/14 (a)	500,884
750,000	AA+	0.475% due 5/11/16 (a)	744,345
910,000	AA+	5.625% due 5/1/18	1,066,595
1,025,000	AA+	0.653% due 5/5/26 (a)	944,169
925,000	AA+	6.150% due 8/7/37	1,101,082
370,000	AA+	6.875% due 1/10/39	474,051
		Subordinated Notes:
500,000	AA	5.300% due 2/11/21	565,000
840,000	AA-	6.375% due 11/15/67 (a)	897,750
470,000	A-	HSBC Finance Corp., Subordinated Notes, 6.676% due 1/15/21	558,078
160,000	BBB-	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 8.000% due 1/15/18	170,000
270,000	BB	ILFC E-Capital Trust II, Limited Guaranteed Notes, 6.250% due 12/21/65 (a)(c)	255,150
		International Lease Finance Corp., Senior Secured Notes:
500,000	BBB-	6.500% due 9/1/14 (c)	532,500
880,000	BBB-	6.750% due 9/1/16 (c)	999,900
590,000	BBB-	7.125% due 9/1/18 (c)	698,412

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
$200,000	A	John Deere Capital Corp., Unsecured Notes, 2.250% due 4/17/19	$204,639
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
600,000	A	1.100% due 10/15/15	600,487
480,000	A	0.893% due 2/26/16 (a)	481,893
745,000	A	2.000% due 8/15/17	753,671
295,000	A	1.176% due 1/25/18 (a)	298,019
90,000	A	4.400% due 7/22/20	98,911
1,200,000	A	4.250% due 10/15/20	1,304,578
150,000	A	4.500% due 1/24/22	162,896
50,000	A	3.250% due 9/23/22	49,033
960,000	A	3.200% due 1/25/23	939,277
		Subordinated Notes:
295,000	A-	5.125% due 9/15/14	310,698
330,000	A-	5.150% due 10/1/15	359,162
630,000	A-	6.125% due 6/27/17	727,914
360,000	A-	3.375% due 5/1/23	342,731
1,450,000	BBB	JPMorgan Chase Capital XIII, Limited Guaranteed Notes, 1.234% due 9/30/34 (a)	1,208,937
900,000	BBB	JPMorgan Chase Capital XXIII, Limited Guaranteed Notes, 1.275% due 5/15/47 (a)	715,500
1,700,000	BBB-	Pipeline Funding Co. LLC, Pass Thru Certificates, 7.500% due 1/15/30 (c)	2,105,270
350,000	A+	Prudential Holdings LLC, Senior Secured Notes, 8.695% due 12/18/23 (c)	448,684
300,000	A+	SSIF Nevada LP, Bank Guaranteed Notes, 0.977% due 4/14/14 (a)(c)	301,608
470,000	BBB+	State Street Corp., Junior Subordinated Debentures Notes, 4.956% due 3/15/18	529,539
330,240	Baa2(e)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17 (c)	339,849
140,000	A-	Vesey Street Investment Trust I, Company Guaranteed Notes, step bond to yield, 4.404% due 9/1/16	151,270

		Total Diversified Financial Services	37,663,742

Diversified Telecommunication Services - 0.6%
		AT&T Inc., Senior Unsecured Notes:
170,000	A-	5.100% due 9/15/14	179,688
620,000	A-	5.500% due 2/1/18	726,499
200,000	A-	4.450% due 5/15/21	223,583
320,000	A-	3.875% due 8/15/21	343,204
10,000	A-	6.300% due 1/15/38	11,958
80,000	A-	5.550% due 8/15/41	88,695
52,000	A-	4.350% due 6/15/45 (c)	48,441
180,000	A-	Cellco Partnership/Verizon Wireless Capital LLC, Senior Unsecured Notes, 8.500% due 11/15/18	239,398
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	247,594
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
865,000	B	8.500% due 11/1/19	951,500
200,000	B	5.500% due 8/1/23 (c)	196,500
10,000	BBB+	Rogers Wireless Inc., Company Guaranteed Notes, 6.375% due 3/1/14	10,419
140,000	BBB-	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/1/30	181,433
		Verizon Communications Inc.:
165,000	A-	Company Guaranteed Notes, 5.125% due 6/15/33	165,120
		Senior Unsecured Notes:
32,000	A-	8.750% due 11/1/18	42,701
160,000	A-	3.500% due 11/1/21	165,721
190,000	A-	2.450% due 11/1/22	178,132
280,000	A-	6.900% due 4/15/38	359,051
80,000	A-	6.000% due 4/1/41	93,296
205,000	A-	3.850% due 11/1/42	177,406
855,000	A-	Vodafone Group PLC, Senior Unsecured Notes, 4.150% due 6/10/14	883,449

		Total Diversified Telecommunication Services	5,513,788

Electric Utilities - 1.7%
74,000	BB-	AES Corp. (The), Senior Unsecured Notes, 7.750% due 10/15/15	82,510
1,700,000	A-	Ameren Illinois Co., Senior Secured Notes, 6.250% due 4/1/18	2,033,873
213,000	BB-	Calpine Corp., Senior Secured Notes, 7.250% due 10/15/17 (c)	223,650
215,000	BBB+	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	264,872
250,000	BBB	Columbus Southern Power Co., Senior Unsecured Notes, 6.050% due 5/1/18	297,197
		Dominion Resources Inc., Senior Unsecured Notes:
105,000	A-	7.195% due 9/15/14	113,130
390,000	A-	5.200% due 8/15/19	457,124

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
$298,000	BB	DPL Inc., Senior Unsecured Notes, 7.250% due 10/15/21	$323,330
		Duke Energy Corp., Senior Unsecured Notes:
180,000	BBB	5.050% due 9/15/19	208,650
110,000	BBB	3.550% due 9/15/21	114,936
195,000	A	Duke Energy Florida Inc., 1st Mortgage Notes, 5.900% due 3/1/33	231,328
20,000	B-	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes, 10.000% due 12/1/20	22,875
920,000	A-	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,120,770
105,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	115,201
		FirstEnergy Corp., Senior Unsecured Notes:
100,000	BB+	2.750% due 3/15/18	100,260
300,000	BB+	4.250% due 3/15/23	296,317
700,000	BB+	7.375% due 11/15/31	792,186
55,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	61,997
499,127	BBB-	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	557,048
775,000	BBB	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	945,702
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	298,301
275,000	BBB+	6.500% due 9/15/37	350,006
487,147	BB-	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	565,091
80,000	A	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 7.000% due 9/1/22	103,364
		Pacific Gas & Electric Co., Senior Unsecured Notes:
350,000	BBB	5.625% due 11/30/17	412,727
340,000	BBB	6.050% due 3/1/34	423,829
235,000	A	PacifiCorp, 1st Mortgage Notes, 4.100% due 2/1/42	230,364
500,000	BBB-	PNM Resources Inc., Senior Unsecured Notes, 9.250% due 5/15/15	570,000
500,000	BBB	Progress Energy Inc., Senior Unsecured Notes, 4.875% due 12/1/19	571,978
500,000	BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	615,233
425,000	A	Public Service Electric & Gas Co., Senior Secured Notes, 0.850% due 8/15/14	426,794
		Saudi Electricity Global Sukuk Co. 2:
2,100,000	AA-	Senior Unsecured Notes, 5.060% due 4/8/43 (c)(h)	2,073,750
600,000	AA-	Unsecured Notes, 3.473% due 4/8/23 (c)	596,250
450,000	A-	Texas-New Mexico Power Co., 1st Mortgage Notes, 6.950% due 4/1/43 (c)	593,440
		Virginia Electric & Power Co., Senior Unsecured Notes:
125,000	A-	6.000% due 5/15/37	157,685
25,000	A-	6.350% due 11/30/37	33,084
250,000	A-	4.000% due 1/15/43	242,843

		Total Electric Utilities	16,627,695

Electronic Equipment, Instruments & Components - 0.0%
303,000	BBB-	Jabil Circuit Inc., Senior Unsecured Notes, 8.250% due 3/15/18	368,145

Energy Equipment & Services - 0.0%
260,000	A	Baker Hughes Inc., Senior Unsecured Notes, 3.200% due 8/15/21	271,797
180,000	BB-	Chesapeake Midstream Partners LP/CHKM Finance Corp., Company Guaranteed Notes, 6.125% due 7/15/22	193,500

		Total Energy Equipment & Services	465,297

Food & Staples Retailing - 0.1%
420,000	BBB+	CVS Caremark Corp., Senior Unsecured Notes, 2.750% due 12/1/22	408,501
289,760	BBB+	CVS Pass-Through Trust, Pass Thru Certificates, 6.036% due 12/10/28	332,810
160,000	BBB	Walgreen Co., Senior Unsecured Notes, 3.100% due 9/15/22	158,276

		Total Food & Staples Retailing	899,587

Food Products - 0.2%
370,000	BBB+	Kellogg Co., Senior Unsecured Notes, 3.125% due 5/17/22	374,038
		Kraft Foods Group Inc., Senior Unsecured Notes:
380,000	BBB	3.500% due 6/6/22	391,409
270,000	BBB	5.000% due 6/4/42	284,120
348,000	BBB-	Mondelez International Inc., Senior Unsecured Notes, 5.375% due 2/10/20	404,195
130,000	BBB	Safeway Inc., Senior Unsecured Notes, 4.750% due 12/1/21	138,065

		Total Food Products	1,591,827

Gas Utilities - 0.1%
185,000	BBB+	Sempra Energy, Senior Unsecured Notes, 6.000% due 10/15/39	224,346
500,000	BBB-	Southern Union Co., Senior Unsecured Notes, 8.250% due 11/15/29	638,082

		Total Gas Utilities	862,428

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
Health Care Equipment & Supplies - 0.1%
		Medtronic Inc., Senior Unsecured Notes:
$150,000	A+	4.450% due 3/15/20	$169,275
100,000	A+	5.550% due 3/15/40	119,060
425,000	A	St. Jude Medical Inc., Senior Unsecured Notes, 3.250% due 4/15/23	418,452

		Total Health Care Equipment & Supplies	706,787

Health Care Providers & Services - 0.5%
560,000	B	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.000% due 11/15/19	618,800
350,000	BBB+	Coventry Health Care Inc., Senior Unsecured Notes, 5.450% due 6/15/21	406,300
120,000	BB+	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 6.500% due 9/15/18 (c)	137,400
		HCA Inc.:
210,000	B-	Company Guaranteed Notes, 7.500% due 2/15/22	245,175
		Senior Unsecured Notes:
120,000	B-	7.190% due 11/15/15	132,900
29,000	B-	6.500% due 2/15/16	32,045
100,000	BBB	Humana Inc., Senior Unsecured Notes, 3.150% due 12/1/22	97,234
330,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/1/19 (c)	403,404
100,000	B+	Tenet Healthcare Corp., Senior Secured Notes, 4.500% due 4/1/21 (c)	98,500
		UnitedHealth Group Inc., Senior Unsecured Notes:
300,000	A	1.625% due 3/15/19	295,648
705,000	A	3.375% due 11/15/21	731,103
		WellPoint Inc., Senior Unsecured Notes:
80,000	A-	1.250% due 9/10/15	80,545
30,000	A-	5.875% due 6/15/17	34,817
770,000	A-	3.125% due 5/15/22	761,097
530,000	A-	3.300% due 1/15/23	527,156

		Total Health Care Providers & Services	4,602,124

Hotels, Restaurants & Leisure - 0.0%
90,000	NR	Boyd Gaming Corp., 9.000% due 7/1/20	97,650

Household Products - 0.0%
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes:
100,000	B+	7.125% due 4/15/19	107,000
200,000	B+	7.875% due 8/15/19	220,000

		Total Household Products	327,000

Industrial Conglomerates - 0.2%
		Eaton Corp., Company Guaranteed Notes:
140,000	A-	1.500% due 11/2/17 (c)	138,632
590,000	A-	2.750% due 11/2/22 (c)	573,957
160,000	A-	4.150% due 11/2/42 (c)	152,190
		General Electric Co., Senior Unsecured Notes:
170,000	AA+	0.850% due 10/9/15	170,493
525,000	AA+	2.700% due 10/9/22	517,083

		Total Industrial Conglomerates	1,552,355

Insurance - 1.1%
		American International Group Inc., Senior Unsecured Notes:
600,000	A-	0.385% due 7/19/13 (a)	779,017
400,000	A-	5.450% due 5/18/17	451,933
500,000	A-	5.850% due 1/16/18	576,886
2,300,000	A-	8.250% due 8/15/18	2,929,271
330,000	A-	4.875% due 6/1/22	364,869
50,000	BBB-	ING US Inc., Company Guaranteed Notes, 2.900% due 2/15/18 (c)	50,966
525,000	A	Manulife Financial Corp., Senior Unsecured Notes, 3.400% due 9/17/15	554,653
870,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	987,450
1,300,000	AA-	MetLife Institutional Funding II, Secured Notes, 1.625% due 4/2/15 (c)	1,318,794
350,000	AA-	Metropolitan Life Global Funding I, Secured Notes, 1.500% due 1/10/18 (c)	347,207
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 5.810% due 12/15/24 (a)(c)	873,375
625,000	AA+	New York Life Global Funding, Secured Notes, 0.800% due 2/12/16 (c)	622,815
390,000	A	Prudential Financial Inc., Notes, 7.375% due 6/15/19	497,501
230,000	AA-	Swiss Re Treasury US Corp., Company Guaranteed Notes, 2.875% due 12/6/22 (c)	224,748
390,000	AA-	Teachers Insurance & Annuity Association of America, Subordinated Notes, 6.850% due 12/16/39 (c)	515,011

		Total Insurance	11,094,496

Life Sciences Tools & Services - 0.0%

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
$120,000	BBB	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 3.600% due 8/15/21	$122,173

Machinery - 0.0%
405,000	BBB-	AGCO Corp., Senior Unsecured Notes, 5.875% due 12/1/21	433,367

Media - 0.9%
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
130,000	BB-	7.000% due 1/15/19	139,588
555,000	BB-	8.125% due 4/30/20	622,987
210,000	BB-	6.500% due 4/30/21	226,800
200,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	297,429
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	5.875% due 2/15/18	35,820
840,000	A-	5.700% due 5/15/18	1,000,842
250,000	A-	6.450% due 3/15/37	315,619
170,000	BBB	COX Communications Inc., Senior Unsecured Notes, 8.375% due 3/1/39 (c)	247,706
		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed Notes:
1,000,000	BBB	3.500% due 3/1/16	1,060,327
100,000	BBB	5.150% due 3/15/42	97,516
		DISH DBS Corp., Company Guaranteed Notes:
20,000	BB-	7.000% due 10/1/13	20,341
50,000	BB-	6.625% due 10/1/14	52,750
25,000	BB-	7.125% due 2/1/16	27,500
40,000	BB-	6.750% due 6/1/21	42,500
470,000	BB+	Interpublic Group of Cos., Inc. (The), Senior Unsecured Notes, 10.000% due 7/15/17	497,025
120,000	A-	NBCUniversal Enterprise Inc., Company Guaranteed Notes, 1.974% due 4/15/19 (c)	119,951
		NBCUniversal Media LLC, Company Guaranteed Notes:
79,000	A-	2.875% due 1/15/23	78,147
220,000	A-	4.450% due 1/15/43	219,308
125,000	BBB+	News America Holdings Inc., Company Guaranteed Notes, 8.500% due 2/23/25	166,802
		News America Inc., Company Guaranteed Notes:
30,000	BBB+	4.500% due 2/15/21	33,386
25,000	BBB+	6.200% due 12/15/34	29,004
44,000	BBB+	Omnicom Group Inc., Company Guaranteed Notes, 5.900% due 4/15/16	49,557
70,000	BBB+	Rogers Cable Inc., Company Guaranteed Notes, 6.750% due 3/15/15	77,238
598,000	A-	Scripps Networks Interactive Inc., Senior Unsecured Notes, 2.700% due 12/15/16	627,155
480,000	A-	TCI Communications Inc., Senior Unsecured Notes, 8.750% due 8/1/15	559,967
		Time Warner Cable Inc., Company Guaranteed Notes:
510,000	BBB	8.250% due 4/1/19	657,673
350,000	BBB	5.000% due 2/1/20	394,974
50,000	BBB	4.125% due 2/15/21	53,043
170,000	BBB	5.875% due 11/15/40	181,254
40,000	BBB	5.500% due 9/1/41	40,754
50,000	BBB	Time Warner Entertainment Co. LP, Company Guaranteed Notes, 8.375% due 7/15/33	68,040
		Time Warner Inc., Company Guaranteed Notes:
100,000	BBB	4.700% due 1/15/21	111,380
110,000	BBB	4.750% due 3/29/21	123,036
90,000	BBB	7.700% due 5/1/32	122,341
30,000	BBB	6.250% due 3/29/41	35,250
280,000	BBB	Turner Broadcasting System Inc., Company Guaranteed Notes, 8.375% due 7/1/13	281,549
130,000	B+	Univision Communications Inc., Senior Secured Notes, 5.125% due 5/15/23 (c)	128,050
110,000	BBB	WPP Finance UK, Company Guaranteed Notes, 8.000% due 9/15/14	119,520

		Total Media	8,962,129

Metals & Mining - 0.9%
1,000,000	BB-	ALROSA Finance SA, Company Guaranteed Notes, 7.750% due 11/3/20	1,147,750
790,000	BBB	Barrick Gold Corp., Unsecured Notes, 4.100% due 5/1/23 (c)	752,475
500,000	BBB	Barrick North America Finance LLC, Company Guaranteed Notes, 4.400% due 5/30/21	503,179
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
370,000	A+	6.500% due 4/1/19	461,505
230,000	A+	3.250% due 11/21/21	238,011
		Cliffs Natural Resources Inc., Senior Unsecured Notes:
370,000	BBB-	3.950% due 1/15/18	366,736
90,000	BBB-	4.800% due 10/1/20	86,842
40,000	BBB-	4.875% due 4/1/21	38,462

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes:
$100,000	A	4.750% due 10/15/14 (c)	$104,425
295,000	A	3.750% due 11/4/20 (c)	303,963
		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
120,000	B+	7.000% due 11/1/15 (c)	124,200
40,000	B+	6.375% due 2/1/16 (c)	40,850
130,000	B+	8.250% due 11/1/19 (c)	137,800
		Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes:
90,000	BBB	2.375% due 3/15/18 (c)	89,852
100,000	BBB	3.100% due 3/15/20 (c)	97,986
530,000	BBB	3.550% due 3/1/22	516,927
305,000	BBB	5.450% due 3/15/43 (c)	294,140
		Rio Tinto Finance USA Ltd., Company Guaranteed Notes:
500,000	A-	9.000% due 5/1/19	677,026
200,000	A-	3.500% due 11/2/20	206,931
560,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	488,224
		Vale Overseas Ltd., Company Guaranteed Notes:
1,342,000	A-	4.375% due 1/11/22	1,339,638
260,000	A-	6.875% due 11/21/36	280,350
		Xstrata Finance Canada Ltd., Company Guaranteed Notes:
320,000	BBB	2.050% due 10/23/15 (c)	322,801
60,000	BBB	5.800% due 11/15/16 (c)	67,590
280,000	BBB	2.700% due 10/25/17 (c)	283,239

		Total Metals & Mining	8,970,902

Multiline Retail - 0.1%
580,000	BBB-	Dollar General Corp., Senior Unsecured Notes, 3.250% due 4/15/23	563,960

Multi-Utilities - 0.0%
250,000	BBB-	CMS Energy Corp., Senior Unsecured Notes, 5.050% due 3/15/22	282,788

Oil, Gas & Consumable Fuels - 2.5%
240,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	317,278
		Anadarko Petroleum Corp., Senior Unsecured Notes:
150,000	BBB-	7.625% due 3/15/14	158,156
75,000	BBB-	5.750% due 6/15/14	78,677
308,000	BBB-	5.950% due 9/15/16	351,331
917,000	BBB-	6.375% due 9/15/17	1,082,274
		Apache Corp., Senior Unsecured Notes:
540,000	A-	5.625% due 1/15/17	617,778
70,000	A-	3.250% due 4/15/22	71,133
380,000	B-	Arch Coal Inc., Company Guaranteed Notes, 8.750% due 8/1/16	393,775
		BP Capital Markets PLC, Company Guaranteed Notes:
350,000	A	5.250% due 11/7/13	357,300
225,000	A	4.742% due 3/11/21	253,877
370,000	A	3.245% due 5/6/22	373,427
160,000	A	2.750% due 5/10/23	152,795
225,000	BBB+	Cameron International Corp., Senior Unsecured Notes, 7.000% due 7/15/38	292,858
300,000	BB-	Chesapeake Energy Corp., Company Guaranteed Notes, 6.875% due 11/15/20	339,000
130,000	BB-	Cie Générale de Géophysique - Veritas, Company Guaranteed Notes, 7.750% due 5/15/17	134,225
		Concho Resources Inc., Company Guaranteed Notes:
130,000	BB+	6.500% due 1/15/22	141,050
110,000	BB+	5.500% due 10/1/22	114,125
410,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	502,393
65,000	A	ConocoPhillips Holding Co., Senior Unsecured Notes, 6.950% due 4/15/29	86,361
210,000	BB	Consol Energy Inc., Company Guaranteed Notes, 6.375% due 3/1/21	220,500
205,000	BBB-	DCP Midstream Operating LP, Company Guaranteed Notes, 3.875% due 3/15/23	201,548
310,000	BBB+	Devon Energy Corp., Senior Unsecured Notes, 5.600% due 7/15/41	341,182
325,000	BB	El Paso Corp., Senior Secured Notes, 7.750% due 1/15/32	366,532
575,000	BBB-	El Paso Natural Gas Co., Senior Unsecured Notes, 8.625% due 1/15/22	781,993
460,000	BBB-	El Paso Pipeline Partners Operating Co. LLC, Company Guaranteed Notes, 6.500% due 4/1/20	554,338
		Energy Transfer Partners LP, Senior Unsecured Notes:
50,000	BBB-	5.200% due 2/1/22	55,166
158,000	BBB-	6.500% due 2/1/42	178,528
220,000	BBB+	Ensco PLC, Senior Unsecured Notes, 4.700% due 3/15/21	243,111

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
		Enterprise Products Operating LLC, Company Guaranteed Notes:
$325,000	BBB+	5.600% due 10/15/14	$346,050
340,000	BBB+	6.300% due 9/15/17	403,776
580,000	BBB+	3.350% due 3/15/23	574,964
150,000	BBB+	5.700% due 2/15/42	168,899
255,000	BBB+	4.850% due 3/15/44	254,618
		Hess Corp., Senior Unsecured Notes:
50,000	BBB	7.875% due 10/1/29	65,512
160,000	BBB	7.300% due 8/15/31	200,756
385,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	498,016
270,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	274,725
		Kinder Morgan Energy Partners LP, Senior Unsecured Notes:
30,000	BBB	6.000% due 2/1/17	34,390
170,000	BBB	6.850% due 2/15/20	210,758
167,000	BBB	5.000% due 8/15/42	165,745
580,000	BBB-	Newfield Exploration Co., Senior Unsecured Notes, 5.625% due 7/1/24	611,900
280,000	BBB	Noble Energy Inc., Senior Unsecured Notes, 4.150% due 12/15/21	303,775
		Occidental Petroleum Corp., Senior Unsecured Notes:
320,000	A	3.125% due 2/15/22	325,477
20,000	A	2.700% due 2/15/23	19,359
1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,247,257
190,000	BB+	Peabody Energy Corp., Company Guaranteed Notes, 7.875% due 11/1/26	204,250
29,000	BBB	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	33,350
1,000,000	BBB	Petrobras Global Finance BV, Company Guaranteed Notes, 1.894% due 5/20/16 (a)	1,005,000
1,810,000	BBB	Petrobras International Finance Co. - Pifco, Company Guaranteed Notes, 5.375% due 1/27/21	1,922,825
175,000	BBB+	Petrohawk Energy Corp., Company Guaranteed Notes, 7.250% due 8/15/18	194,906
950,000	Baa1(e)	Petroleos Mexicanos, Company Guaranteed Notes, 3.500% due 1/30/23 (c)	904,875
460,000	B	Plains Exploration & Production Co., Company Guaranteed Notes, 6.125% due 6/15/19	507,150
		QEP Resources Inc., Senior Unsecured Notes:
40,000	BB+	6.875% due 3/1/21	45,000
30,000	BB+	5.250% due 5/1/23	30,450
120,000	BB	Range Resources Corp., Company Guaranteed Notes, 5.000% due 3/15/23 (c)	121,800
360,000	BB	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/1/18	387,900
330,000	A+	Schlumberger Investment SA, Company Guaranteed Notes, 3.300% due 9/14/21 (c)	345,711
60,000	A+	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21 (c)	66,258
80,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	90,200
360,000	AA	Shell International Finance BV, Company Guaranteed Notes, 4.375% due 3/25/20	410,818
		Southern Natural Gas Co. LLC, Senior Unsecured Notes:
40,000	BBB-	5.900% due 4/1/17 (c)	46,494
58,000	BBB-	8.000% due 3/1/32	82,009
575,000	AA-	Statoil ASA, Company Guaranteed Notes, 1.200% due 1/17/18	569,592
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/1/39	1,654,671
		Transocean Inc., Company Guaranteed Notes:
333,000	BBB-	5.050% due 12/15/16	369,204
198,000	BBB-	6.000% due 3/15/18	227,277
300,000	BBB-	6.375% due 12/15/21	350,695
250,000	BBB-	3.800% due 10/15/22	246,406
		Williams Cos., Inc., Senior Unsecured Notes:
654,000	BBB-	7.875% due 9/1/21	823,250
87,000	BBB-	7.500% due 1/15/31	105,693
166,000	BBB-	8.750% due 3/15/32	222,269
20,000	BB+	WPX Energy Inc., Senior Unsecured Notes, 6.000% due 1/15/22	21,650

		Total Oil, Gas & Consumable Fuels	25,456,391

Paper & Forest Products - 0.0%
240,000	BBB-	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	246,461

Pharmaceuticals - 0.4%
		AbbVie Inc.:
880,000	A	Company Guaranteed Notes, 1.750% due 11/6/17 (c)	878,097
745,000	A	Senior Unsecured Notes, 2.900% due 11/6/22 (c)	726,046
445,000	BBB	Actavis Inc., Senior Unsecured Notes, 5.000% due 8/15/14	465,667
820,000	BBB+	Express Scripts Holding Co., Company Guaranteed Notes, 3.500% due 11/15/16	881,087

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
$780,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	$779,685
130,000	AA	Pfizer Inc., Senior Unsecured Notes, 7.200% due 3/15/39	184,006
350,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	430,203
60,000	BBB-	Zoetis Inc., Senior Unsecured Notes, 3.250% due 2/1/23 (c)	59,482

		Total Pharmaceuticals	4,404,273

Real Estate Investment Trusts (REITs) - 1.1%
700,000	BBB-	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	824,182
2,900,000	BBB	Goodman Funding Pty Ltd., Company Guaranteed Notes, 6.375% due 11/12/20 (c)	3,327,103
		HCP Inc., Senior Unsecured Notes:
750,000	BBB+	6.000% due 6/15/14	789,240
300,000	BBB+	2.625% due 2/1/20	287,027
		Health Care REIT Inc., Senior Unsecured Notes:
475,000	BBB	6.125% due 4/15/20	558,838
1,395,000	BBB	4.950% due 1/15/21	1,542,330
425,000	BBB	6.500% due 3/15/41	512,173
600,000	BBB-	Healthcare Realty Trust Inc., Senior Unsecured Notes, 6.500% due 1/17/17	684,018
400,000	BBB-	SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Part, Senior Unsecured Notes, 7.750% due 3/15/20	489,978
1,300,000	BBB	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 4.000% due 4/30/19	1,406,418
		WEA Finance LLC/WT Finance Aust Pty Ltd., Company Guaranteed Notes:
465,000	A-	7.500% due 6/2/14 (c)	494,573
250,000	A-	6.750% due 9/2/19 (c)	307,126

		Total Real Estate Investment Trusts (REITs)	11,223,006

Road & Rail - 0.1%
150,000	BBB+	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 4.375% due 9/1/42	146,505
520,000	BBB-	Penske Truck Leasing Co. LP/PTL Finance Corp., Unsecured Notes, 3.125% due 5/11/15 (c)	539,122
		Union Pacific Corp., Senior Unsecured Notes:
43,000	A-	5.375% due 5/1/14	44,848
84,000	A-	4.163% due 7/15/22	92,204

		Total Road & Rail	822,679

Software - 0.1%
		Oracle Corp., Senior Unsecured Notes:
390,000	A+	1.200% due 10/15/17	387,021
395,000	A+	2.500% due 10/15/22	379,447

		Total Software	766,468

Specialty Retail - 0.2%
		QVC Inc., Senior Secured Notes:
385,000	BBB-	7.500% due 10/1/19 (c)	424,045
554,000	BBB-	7.375% due 10/15/20 (c)	612,493
100,000	BBB-	5.950% due 3/15/43 (c)	102,840
		Wal-Mart Stores Inc., Senior Unsecured Notes:
700,000	AA	3.250% due 10/25/20	741,761
100,000	AA	2.550% due 4/11/23	96,309
50,000	AA	4.000% due 4/11/43	47,903

		Total Specialty Retail	2,025,351

Tobacco - 0.4%
		Altria Group Inc., Company Guaranteed Notes:
200,000	BBB	8.500% due 11/10/13	206,838
136,000	BBB	9.700% due 11/10/18	185,921
260,000	BBB	9.250% due 8/6/19	356,328
230,000	BBB	4.750% due 5/5/21	255,176
350,000	BBB	2.850% due 8/9/22	333,989
358,000	A-	BAT International Finance PLC, Company Guaranteed Notes, 3.250% due 6/7/22 (c)	365,443
390,000	BBB	Imperial Tobacco Finance PLC, Company Guaranteed Notes, 2.050% due 2/11/18 (c)	389,286
10,000	BBB-	Lorillard Tobacco Co., Company Guaranteed Notes, 8.125% due 6/23/19	12,663
		Philip Morris International Inc., Senior Unsecured Notes:
240,000	A	2.900% due 11/15/21	241,881
315,000	A	4.500% due 3/20/42	309,537
295,000	A	4.125% due 3/4/43	276,988
		Reynolds American Inc., Company Guaranteed Notes:
300,000	BBB-	6.750% due 6/15/17	355,378
120,000	BBB-	3.250% due 11/1/22	116,812

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
$320,000	BBB-	4.750% due 11/1/42	$301,210

		Total Tobacco	3,707,450

Wireless Telecommunication Services - 0.4%
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	364,796
		GTE Corp., Company Guaranteed Notes:
548,000	A-	6.840% due 4/15/18	665,698
50,000	A-	6.940% due 4/15/28	63,522
220,000	BBB	Softbank Corp., Senior Unsecured Notes, 4.500% due 4/15/20 (c)	223,291
470,000	B+	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	549,900
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	78,293
140,000	BBB	5.134% due 4/27/20	149,828
1,370,000	BBB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.500% due 1/15/18	1,448,775

		Total Wireless Telecommunication Services	3,544,103

		TOTAL CORPORATE BONDS & NOTES (Cost - $230,019,906)	247,424,396

MUNICIPAL BONDS - 1.7%
California - 0.3%
		State of California, GO:
400,000	A	5.000%, due 6/1/37	430,956
900,000	A	5.000%, due 11/1/37	975,672
100,000	A	5.000%, due 12/1/37	108,647
670,000	A	6.200%, due 10/1/19	810,620
275,000	A	6.650%, due 3/1/22	345,485
340,000	A	7.550%, due 4/1/39	486,645

		Total California	3,158,025

Delaware - 0.0%
300,000	AA+	Northstar Education Finance Inc., Student Loan Asset Backed Notes, GTDSTD-Insured, 0.676% due 1/29/46 (a)	274,184

Florida - 0.0%
500,000	AA+	Southwest Student Services Corp., Sub-Series B, GTDSTD-Insured, AMT, 0.403% due 12/1/36 (a)(i)	451,120

Illinois - 1.0%
5,900,000	AA	Chicago Transit Authority, 6.90% due 12/1/40	7,280,482
510,000	AA-	Chicago, IL, GO, Series A, FSA-Insures, 4.750% due 1/1/36	533,470
		State of Illinois, GO:
1,140,000	A-	5.100%, due 6/1/33	1,144,936
650,000	A-	5.665%, due 3/1/18	736,086

		Total Illinois	9,694,974

Minnesota - 0.1%
		Northstar Education Finance Inc. :
325,000	AA+	2007-1 Student Loan Asset Backed Notes, GTDSTD-Insured, 1.216% due 1/29/46(a)	297,059
825,000	AA+	Student Loan Asset Backed Notes, GTDSTD-Insured, 0.376% due 4/28/30(a)	795,506

		Total Minnesota	1,092,565

New York - 0.0%
190,000	AAA	New York City Municipal Water Finance Authority, Series 1289, 7.651% due 12/15/13 (a)(c)	213,163

Ohio - 0.1%
1,000,000	B-	Buckeye Ohio Tobacco Settlement, Series A-2, 5.750% due 6/1/34	902,070

Texas - 0.1%
675,000	AA	City of Houston TX, GO, 6.290% due 3/1/32	839,822

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
Virginia - 0.1%
$565,841	AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	$606,734

		TOTAL MUNICIPAL BONDS (Cost - $15,139,196)	17,232,657

SOVEREIGN BONDS - 4.0%
Australia - 0.3%
3,100,000 AUD	Aaa(e)	Australia Government Bond, Senior Unsecured Notes, 5.500% due 12/15/13	3,024,874

Brazil - 0.2%
2,500,000 BRL	BBB	Federative Republic of Brazil, Senior Unsecured Notes, 12.500% due 1/5/22	1,548,589

Canada - 0.4%
		Province of Ontario Canada:
410,000	AA-	Senior Unsecured Notes, 0.950% due 5/26/15	413,908
3,600,000 CAD	AA-	Unsecured Notes, 3.150% due 6/2/22	3,568,045

		Total Canada	3,981,953

Colombia - 0.0%
270,000	BBB	Colombia Government International Bond, Senior Unsecured Notes, 2.625% due 3/15/23	251,775

Germany - 2.3%
3,300,000 EUR	Aaa(e)	Bundesrepublik Deutschland, Bonds, 4.250% due 1/4/14	4,387,883
14,100,000 EUR	Aaa(e)	Bundesschatzanweisungen, Bonds, 0.750% due 9/13/13	18,337,492

		Total Germany	22,725,375

Hong Kong - 0.1%
1,000,000	AAA	Hong Kong Government Bond, Senior Unsecured Notes, 5.125% due 8/1/14 (c)(h)	1,049,580

Japan - 0.1%
800,000	AA-	Japan Bank for International Cooperation, Government Liquid Guaranteed Notes, 2.875% due 2/2/15	832,217

Mexico - 0.5%
		Mexican Bonos, Bonds
20,926,000 MXN	A-	8.000% due 6/11/20	1,927,072
32,637,000 MXN	A-	6.500% due 6/9/22	2,757,515
		Mexico Government International Bond, Senior Unsecured Notes
528,000	BBB	4.750% due 3/8/44	525,360
196,000	BBB	5.750% due 10/12/10	204,330
78,000	BBB	United Mexican States, Senior Unsecured Notes, 6.050% due 1/11/40	92,820

		Total Mexico	5,507,097

Norway - 0.1%
1,270,000	AAA	Kommunalbanken AS, Senior Unsecured Notes, 1.125% due 5/23/18 (c)	1,252,709

Russia - 0.0%
16,390	BBB	Russian Federation (Restricted), step bond to yield, Senior Unsecured Notes, 7.500% due 3/31/30	19,947

		TOTAL SOVEREIGN BONDS (Cost - $39,914,458)	40,194,116

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 30.7%
U.S. GOVERNMENT OBLIGATIONS - 29.6%
		U.S. Treasury Bonds:
3,600,000		8.125% due 5/15/21	5,328,281
113,000		8.125% due 8/15/21	168,317
1,900,000		7.625% due 11/15/22	2,830,109
200,000		7.125% due 2/15/23	290,265
2,000,000		7.500% due 11/15/24	3,054,062
2,155,000		6.125% due 8/15/29	3,098,823
1,755,000		4.500% due 2/15/36	2,163,587
1,900,000		4.750% due 2/15/37	2,425,470
1,200,000		4.375% due 5/15/40	1,456,500
1,214,000		4.375% due 5/15/41	1,474,062
235,000		3.750% due 8/15/41	257,105
3,010,000		3.125% due 2/15/42	2,924,404
13,195,000		2.750% due 8/15/42	11,828,077

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†	Rating††	Security	Value
$3,600,000		2.750% due 11/15/42	$3,223,127
4,488,000		3.125% due 2/15/43	4,345,645
2,650,000		2.875% due 5/15/43	2,435,517
		U.S. Treasury Notes:
328,000		0.250% due 11/30/13	328,282
300,000		1.500% due 12/31/13	302,437
1,700,000		1.000% due 1/15/14	1,709,562
4,900,000		0.250% due 1/31/14	4,904,978
500,000		1.750% due 1/31/14	505,469
7,342,000		1.250% due 2/15/14	7,401,081
3,400,000		0.250% due 2/28/14	3,403,587
3,958,000		1.250% due 3/15/14	3,992,941
15,538,000		0.250% due 3/31/14	15,554,393
3,300,000		0.250% due 4/30/14	3,303,482
500,000		1.875% due 4/30/14	507,890
3,300,000		0.375% due 11/15/14	3,307,478
29,280,000		0.250% due 5/15/16	29,064,968
600,000		0.875% due 2/28/17	603,281
8,535,000		0.750% due 6/30/17	8,508,994
6,145,000		0.750% due 10/31/17	6,100,836
1,075,000		0.750% due 12/31/17	1,064,754
1,155,000		3.500% due 2/15/18	1,290,081
8,680,000		0.750% due 3/31/18	8,570,146
3,470,000		0.625% due 4/30/18	3,402,498
14,635,000		1.000% due 5/31/18	14,600,696
14,200,000		1.250% due 2/29/20	13,979,233
3,890,000		1.125% due 3/31/20	3,793,053
16,985,000		1.125% due 4/30/20	16,532,520
3,460,000		1.375% due 5/31/20	3,419,995
1,100,000		3.125% due 5/15/21	1,211,633
5,700,000		2.125% due 8/15/21	5,828,250
15,500,000		2.000% due 11/15/21	15,639,268
4,400,000		2.000% due 2/15/22	4,422,343
6,400,000		1.625% due 8/15/22	6,174,003
10,340,000		1.625% due 11/15/22	9,927,207
3,355,000		1.750% due 5/15/23	3,232,858
		U.S. Treasury Inflation Indexed Bonds:
282,143		2.125% due 2/15/40	367,358
3,268,295		2.125% due 2/15/41	4,263,592
741,658		0.750% due 2/15/42	704,227
		U.S. Treasury Notes, Inflation Indexed Notes:
6,725,338		1.250% due 4/15/14	6,829,897
6,218,692		0.500% due 4/15/15	6,398,449
2,282,971		0.125% due 4/15/16	2,362,519
6,184,487		0.125% due 4/15/17	6,447,810
3,010,661		0.125% due 4/15/18	3,158,842
6,490,522		1.125% due 1/15/21	7,270,903
5,758,872		0.125% due 1/15/22	5,938,837
806,704		0.125% due 1/15/23	821,830
		U.S. Treasury STRIPS Principal, Zero coupon bond to yield:
940,000		2.623% due 11/15/27 (j)	615,193
1,635,000		3.240% due 2/15/43 (j)	573,450

		TOTAL U.S. GOVERNMENT OBLIGATIONS	295,644,455

U.S. GOVERNMENT AGENCIES - 1.1%
		Federal Home Loan Bank (FHLB):
200,000		1.350% due 04/29/2014	202,162
290,000		1.375% due 05/28/2014	293,459
1,400,000		0.500% due 11/27/2015	1,400,310
965,000		1.625% due 06/19/2018	963,837
2,800,000		2.375% due 01/13/2022	2,852,573
1,270,000		0.750% due 05/26/2028	1,266,175
2,000		5.625% due 11/23/2035 (k)	2,196

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†		Rating††	Security	Value
			Federal National Mortgage Association (FNMA):
$1,275,000			0.500% due 10/22/2015	$1,275,407
1,760,000			0.750% due 02/01/2016	1,761,902
650,000			10.356% due 10/09/2019	564,756

			TOTAL U.S. GOVERNMENT AGENCIES	10,582,777

			TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $308,349,510)	306,227,232

Shares
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
506			Motors Liquidation Co. GUC Trust* (Cost - $0)	15,939

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
30,275			GMAC Capital Trust I, 8.125% (a)* (Cost - $751,009)	805,921

CONVERTIBLE PREFERRED STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
20,000			General Motors Corp., 0.000% (d)(h)* (Cost - $0)	0

WARRANTS - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
177			SemGroup Corp., Class A Shares, expires 11/30/14 (h)* (Cost - $9,884)	5,272

Contracts
PURCHASED OPTIONS - 0.0%
United Kingdom - 0.0%
32	EUR		Eurodollar 2-Year Midcurve, Call @ 99.25, expires 6/17/13	18,689

United States - 0.0%
2,760,000			Swaption, 3-Month USD-LIBOR, Put @ 2.65, expires 3/31/14	79,955
1,600,000			Swaption, 3-Month USD-LIBOR, Put @ 3.45, expires 9/21/15	162,714
3,350,000			Swaption, 3-Month USD-LIBOR, Put @ 4.50, expires 3/15/18	241,821

			Total United States	484,490

			TOTAL PURCHASED OPTIONS (Cost - $446,424)	503,179

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,000,107,745)	1,019,777,194

Face Amount†
SHORT-TERM INVESTMENTS (l) — 8.6%
COMMERCIAL PAPER - 0.6%
$2,265,000			UBS Finance Delaware LLC, 0.230% due 6/21/13 (j)	2,264,739
2,450,000			RBS Holdings, 0.351% due 8/20/13 (j)	2,448,142

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Face Amount†		Rating††	Security	Value
$970,000			Lloyds TSB, 0.240% due 8/7/13 (j)	$969,580

			TOTAL COMMERCIAL PAPER (Cost - $5,682,461)	5,682,461

CORPORATE NOTE - 0.0%
515,000			Novus USA Trust 2013-1, 1.573% due 2/28/14 (Cost - $515,000) (c)	515,000

MONEY MARKET FUND- 0.0
550,472			Invesco STIT - Government & Agency Portfolio (Cost - $550,471) (m)	550,471

REPURCHASE AGREEMENTS - 4.2%
16,053,000			Barclays Capital Inc. repurchase agreement dated 5/31/13, 0.020% due 6/3/13, Proceeds at maturity - $16,053,027; (Fully collateralized by United States Treasury Notes, 0.625%, due 9/30/17; Market Valued - $16,414,007) (j)	16,053,000
25,647,000			Credit Suisse Securities (USA) LLC repurchase agreement dated 5/31/13, 0.010% due 6/3/13, Proceeds at maturity - 25,647,021; (Fully collateralized by United States Treasury Bonds, 4.375%, due 5/15/2041; Market Valued - $26,329,852) (j)	25,647,000

			TOTAL REPURCHASE AGREEMENTS (Cost - $41,700,000)	41,700,000

TIME DEPOSITS - 1.5%
1,317,974			Banco Santander SA - Germany, 0.030% due 6/3/13	1,317,974
57,277	CAD		Bank of America - London, 0.280% due 6/3/13	55,383
			BBH - Grand Cayman:
86,980	JPY		0.005% due 6/3/13	863
6,542	GBP		0.076% due 6/3/13	9,929
100,699	AUD		1.903% due 6/3/13	96,672
1,031,094			BNP Paribas - Grand Cayman, 0.030% due 6/3/13	1,031,094
21,766	EUR		Citibank - London, 0.001% due 6/3/13	28,249
7,256,841			Societe Generale - France, 0.030% due 6/3/13	7,256,841
4,803,674			Wells Fargo - Grand Cayman, 0.030% due 6/3/13	4,803,674

			TOTAL TIME DEPOSITS (Cost - $14,600,679)	14,600,679

U.S. GOVERNMENT AGENCIES - 1.9%
			Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
1,475,000			0.100% due 7/16/13 (j)	1,474,824
2,180,000			0.090% due 9/4/13 (j)	2,179,493
200,000			0.100% due 12/18/13 (j)(k)	199,890
2,300,000			0.160% due 1/14/14 (j)	2,297,700
1,300,000			0.160% due 2/4/14 (j)	1,298,579
2,000,000			0.150% due 2/24/14 (j)	1,997,783
			Federal National Mortgage Association (FNMA), Discount Notes:
1,560,000			0.110% due 7/17/13 (j)	1,559,790
6,290,000			0.130% due 8/1/13 (j)	6,288,660
1,500,000			0.105% due 8/7/13 (j)	1,499,716
380,000			0.120% due 2/24/14 (j)(k)	379,663

			TOTAL U.S. GOVERNMENT AGENCIES (Cost - $19,176,098)	19,176,098

U.S. GOVERNMENT OBLIGATIONS - 0.3%
3,182,000			U.S. Treasury Bills, 0.078% due 11/14/13 - 5/29/14 (j)	3,179,161

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $3,179,161)	3,179,161

			TOTAL SHORT-TERM INVESTMENTS (Cost - $85,403,870)	85,403,870

			TOTAL INVESTMENTS - 110.7% (Cost - $1,085,511,615#)	1,105,181,064

			Liabilities in Excess of Other Assets - 10.7%	(106,763,178)

			TOTAL NET ASSETS - 100.0%	$998,399,197

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
*	Non-income producing security.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2013.
(b)	This security is traded on a TBA basis (see Note 1).
(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Security is currently in default.
(e)	Rating by Moody’s Investors Service. All ratings are unaudited.
(f)	Rating by Fitch Ratings Service. All ratings are unaudited.
(g)	Principal only security.
(h)	Illiquid Security.
(i)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(j)	Rate shown represents yield-to-maturity.
(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(l)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 8.5%.
(m)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

AMT	—	Alternative Minimum Tax
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EUR	—	Euro
FSA	—	Financial Security Assurance
GBP	—	British Pound
GO	—	General Obligation
GTDSTD	—	Guaranteed Student Loans
IO	—	Interest Only
LIBOR	—	London Interbank Offered Rate
JPY	—	Japanese Yen
MASTR	—	Mortgage Asset Securitization Transactions Inc
MXN	—	Mexican Peso
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trusts
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principals

See pages 118 and 119 for definition of ratings.

Summary of Investments by Security Type^
U.S. Government & Agency Obligations	27.7%
Mortgage-Backed Securities	23.9
Corporate Bonds & Notes	22.4
Collateralized Mortgage Obligations	11.9
Sovereign Bonds	3.6
Municipal Bonds	1.6
Asset-Backed Securities	1.1
Preferred Stock	0.1
Purchased Options	0.0	**
Common Stock	0.0	**
Warrant	0.0	**
Short-Term Investments	7.7

	100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Schedule of Options Contracts Written

Contracts		Security Name	Expiration Date	Strike Price	Value
United Kingdom
32	EUR	Eurodollar 2 Year Midcurve, Call	6/17/13	$99.50	$3,374

		Total United Kingdom			3,374

United States
2,500,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	6/3/13	1.50	0
1,400,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/13	1.15	22
7,700,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/13	1.15	120
1,200,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/13	1.70	73
1,400,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/13	1.70	85
3,600,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/13	1.70	218
600,000		Swaption, 3-Month USD-LIBOR, Call	7/29/13	1.80	237
1,200,000		Swaption, 3-Month USD-LIBOR, Call	7/29/13	1.80	474
1,300,000		Swaption, 3-Month USD-LIBOR, Call	7/29/13	1.80	513
3,300,000		Swaption, 3-Month USD-LIBOR, Call	7/29/13	1.80	1,303
600,000		Swaption, 3-Month USD-LIBOR, Put	7/29/13	2.65	2,995
1,200,000		Swaption, 3-Month USD-LIBOR, Put	7/29/13	2.65	5,990
1,300,000		Swaption, 3-Month USD-LIBOR, Put	7/29/13	2.65	6,489
3,300,000		Swaption, 3-Month USD-LIBOR, Put	7/29/13	2.65	16,472
1,000,000		Swaption, 3-Month USD-LIBOR, Put	9/3/13	1.25	9,324
1,300,000		Swaption, 3-Month USD-LIBOR, Put	9/3/13	1.25	12,121
28,900,000		Swaption, 3-Month USD-LIBOR, Put	10/28/13	1.50	226,718
6,700,000		Swaption, 3-Month USD-LIBOR, Put	9/21/15	2.50	169,814
39		U.S. Treasury Bond Futures, Put	6/21/13	129.00	24,984
39		U.S. Treasury Bond Futures, Call	6/21/13	131.50	3,656
27		U.S. Treasury Bond Futures, Put	6/21/13	140.00	37,125

		Total United States			518,733

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $374,432)			$522,107

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Investments

Schedule of Forward Sale Commitments

Face Amount	Security	Value
	Federal Home Loan Mortgage Corp. (FHLMC)
1,000,000	4.500% due 6/1/43 (a)	$1,060,859
2,000,000	5.500% due 6/1/43 (a)	2,150,938
	Federal National Mortgage Association (FNMA)
3,500,000	3.500% due 6/1/28 (a)	3,682,656
3,000,000	3.500% due 6/1/43 (a)	3,107,461
6,000,000	4.000% due 6/1/43 (a)	6,329,532
7,500,000	5.500% due 6/1/43 (a)	8,125,783
3,000,000	6.000% due 6/1/43 (a)	3,265,313
5,000,000	3.500% due 7/1/43 (a)	5,165,820
	Government National Mortgage Association (GNMA)
3,000,000	6.000% due 6/1/41 (a)	3,352,970

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $36,574,297)	$36,241,332

(a)	This security is traded on a TBA basis (see Note 1).

For details of other financial instruments held by this Fund, refer to Note 3.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 93.0%
Aerospace & Defense - 1.6%
$808,000	CCC	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/1/15(a)	$818,100
90,000	B-	Ducommun Inc., Company Guaranteed Notes, 9.750% due 7/15/18	100,350
250,000	B	Erickson Air-Crane Inc., Secured Notes, 8.250% due 5/1/20(a)	258,438
185,000	B	Kratos Defense & Security Solutions Inc., Senior Secured Notes, 10.000% due 6/1/17	202,575
180,000	BB-	Triumph Group Inc., Senior Notes, 4.875% due 4/1/21(a)	184,050
330,000	B-	Wyle Services Corp., Senior Subordinated Notes, 10.500% due 4/1/18(a)	344,850

		Total Aerospace & Defense	1,908,363

Airlines - 1.1%
320,000	B+	American Airlines 2013-1 Class B Pass Through Trust, Equipment Trust, 5.625% due 1/15/21(a)	328,000
40,000	NR	American Airlines 2013-1 Class C Pass Through Trust, Senior Secured Notes, 6.125% due 7/15/18(a)	40,200
130,745	BB	Continental Airlines 2007-1 Class B Pass Thru Trusts, Pass Thru Certificates, 6.903% due 4/19/22	140,721
30,000	BBB-	Continental Airlines 2012-2 Class B Pass Thru Trusts, Pass Thru Certificates, 5.500% due 10/29/20	31,650
260,000	B+	Continental Airlines 2012-3 Class C Pass Thru Certificates, Pass Thru Certificates, 6.125% due 4/29/18	273,000
64,468	BB+	Delta Air Lines 2007-1 Class B Pass Through Trust, Pass Thru Certificates, 8.021% due 8/10/22	71,399
108,866	B+	Delta Air Lines 2007-1 Class C Pass Through Trust, Pass Thru Certificates, 8.954% due 8/10/14	114,374
51,383	BBB	Delta Air Lines 2009-1 Series B Pass Through Trust, Pass Thru Certificates, 9.750% due 12/17/16	58,576
30,000	BBB-	Delta Air Lines 2010-1 Class B Pass Through Trust, Pass Thru Certificates, 6.375% due 1/2/16	31,350
190,000	B+	US Airways 2013-1 Class B Pass Through Trust, Pass Thru Certificates, 5.375% due 11/15/21	192,850

		Total Airlines	1,282,120

Auto Components - 0.8%
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
50,000	B	7.750% due 11/15/19	57,250
110,000	B	6.625% due 10/15/22(b)	118,937
		Chrysler Group LLC/CG Co-Issuer Inc., Secured Notes:
190,000	B	8.000% due 6/15/19	211,375
200,000	B	8.250% due 6/15/21	227,000
220,000	BB	Continental Rubber of America Corp., Senior Secured Notes, 4.500% due 9/15/19(a)	229,350
80,000	B	Cooper-Standard Holding Inc., Senior Unsecured Notes, 7.375% due 4/1/18(a)(c)	80,800
39,000	B+	Tower Automotive Holdings USA LLC/TA Holdings Finance Inc., Senior Secured Notes, 10.625% due 9/1/17(a)	43,485

		Total Auto Components	968,197

Building Products - 0.5%
60,000	B-	Builders FirstSource Inc., Senior Secured Notes, 7.625% due 6/1/21(a)	60,450
		Building Materials Corp. of America:
20,000	BB+	Company Guaranteed Notes, 7.500% due 3/15/20(a)	21,600
150,000	BB+	Senior Notes, 6.875% due 8/15/18(a)	160,875
310,000	B-	Texas Industries Inc., Company Guaranteed Notes, 9.250% due 8/15/20	344,875

		Total Building Products	587,800

Chemicals - 1.7%
220,000	BB	Axiall Corp., Company Guaranteed Notes, 4.875% due 5/15/23(a)	221,925
200,000	BBB-	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	236,839
130,000	BB-	Nufarm Australia Ltd., Company Guaranteed Notes, 6.375% due 10/15/19(a)	133,900
280,000	BB-	Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes, 8.250% due 1/15/21(a)	301,000
395,000	B	Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., Secured Notes, 6.500% due 4/15/21(a)	401,419
440,000	B	TPC Group Inc., Senior Secured Notes, 8.750% due 12/15/20(a)	466,400
300,000	BB-	Tronox Finance LLC, Company Guaranteed Notes, 6.375% due 8/15/20(a)	296,250

		Total Chemicals	2,057,733

Commercial Banks - 3.1%
		Ally Financial Inc., Company Guaranteed Notes:
60,000	B+	7.500% due 12/31/13	62,100
80,000	B+	4.625% due 6/26/15	83,623

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount†	Rating††	Security	Value
Commercial Banks - 3.1% - (continued)
$105,000	B+	5.500% due 2/15/17	$112,820
95,000	B+	8.000% due 3/15/20	113,525
140,000	B1(d)	Bank of America Corp., Junior Subordinated Notes, 5.200% due 12/29/49(e)	139,300
200,000	BBB-	Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	201,500
200,000	BBB-	BBVA US Senior SAU, Bank Guaranteed Notes, 4.664% due 10/9/15	208,141
210,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.375% due 10/29/49(a)(e)	235,463
170,000	BBB	M&T Bank Corp., Junior Subordinated Notes, 6.875% due 12/29/49(a)	177,862
		Provident Funding Associates LP/PFG Finance Corp.:
285,000	B+	Company Guaranteed Notes, 6.750% due 6/15/21(a)	292,125
260,000	B+	Senior Notes, 10.125% due 2/15/19(a)	292,500
50,000	BB+	Royal Bank of Scotland Group PLC, Subordinated Notes, 5.000% due 10/1/14	51,755
100,000	BBB-	Santander Issuances SAU, Bank Guaranteed Notes, 5.911% due 6/20/16(a)	107,325
		Synovus Financial Corp.:
360,000	B+	Senior Unsecured Notes, 7.875% due 2/15/19	409,500
540,000	B	Subordinated Notes, 5.125% due 6/15/17	545,400
620,000	NR	Western Alliance Bancorp, Senior Unsecured Notes, 10.000% due 9/1/15	691,300

		Total Commercial Banks	3,724,239

Commercial Services & Supplies - 4.3%
335,000	B	ACE Cash Express Inc., Senior Secured Notes, 11.000% due 2/1/19(a)	335,000
185,000	NR	Ahern Rentals Inc., Secured Notes, 9.500% due 6/15/18(a)	185,000
145,000	B+	ARC Document Solutions Inc., Company Guaranteed Notes, 10.500% due 12/15/16	149,712
260,000	B	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes, 8.250% due 1/15/19	284,375
117,000	BB-	Bankrate Inc., Senior Secured Notes, 11.750% due 7/15/15	125,336
275,000	B-	Cenveo Corp., Secured Notes, 8.875% due 2/1/18	276,375
190,000	B-	Emergency Medical Services Corp., Company Guaranteed Notes, 8.125% due 6/1/19	208,050
115,000	B+	Geo Group Inc. (The), Company Guaranteed Notes, 7.750% due 10/15/17	121,612
215,000	B+	H&E Equipment Services Inc., Company Guaranteed Notes, 7.000% due 9/1/22	233,275
		Hertz Corp. (The), Company Guaranteed Notes:
250,000	B	6.750% due 4/15/19	272,813
80,000	B	6.250% due 10/15/22	87,300
60,000	B-	Jaguar Holding Co. II/Jaguar Merger Sub Inc., Senior Unsecured Notes, 9.500% due 12/1/19(a)	68,775
100,000	BB	JM Huber Corp., Senior Notes, 9.875% due 11/1/19(a)	115,750
270,000	CCC+	Laureate Education Inc., Company Guaranteed Notes, 9.250% due 9/1/19(a)	303,750
320,000	CCC+	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20	347,200
170,000	CCC+	NES Rentals Holdings Inc., Senior Secured Notes, 7.875% due 5/1/18(a)	175,525
315,000	CCC+	Park-Ohio Industries Inc., Company Guaranteed Notes, 8.125% due 4/1/21	352,800
400,000	B3(d)	Safway Group Holding LLC/Safway Finance Corp., Secured Notes, 7.000% due 5/15/18(a)	403,000
240,000	B-	ServiceMaster Co., Company Guaranteed Notes, 8.000% due 2/15/20	248,100
135,000	BB	Sotheby’s, Company Guaranteed Notes, 5.250% due 10/1/22(a)	136,688
125,000	BB-	Stewart Enterprises Inc., Company Guaranteed Notes, 6.500% due 4/15/19	135,000
110,000	B-	StoneMor Partners LP/Cornerstone Family Services of WV, Company Guaranteed Notes, 7.875% due 6/1/21(a)	109,450
160,000	B-	TransUnion Holding Co., Inc., Senior Unsecured Notes, 9.625% due 6/15/18	173,200
		United Rentals North America Inc., Company Guaranteed Notes:
200,000	B+	7.375% due 5/15/20	220,500
100,000	B+	7.625% due 4/15/22	111,250

		Total Commercial Services & Supplies	5,179,836

Consumer Finance - 0.3%
70,000	BB-	CST Brands Inc., Company Guaranteed Notes, 5.000% due 5/1/23(a)	71,050
200,000	BB+	Dufry Finance SCA, Company Guaranteed Notes, 5.500% due 10/15/20(a)	211,500

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount†	Rating††	Security	Value
Consumer Finance - 0.3% - (continued)
$50,000	BBB-	SLM Corp., Senior Unsecured Notes, 8.450% due 6/15/18	$55,750

		Total Consumer Finance	338,300

Containers & Packaging - 1.5%
200,000	CCC+	ARD Finance SA, Senior Secured Notes, 11.125% due 6/1/18(a)(c)	220,000
400,000	CCC+	Ardagh Packaging Finance PLC, Company Guaranteed Notes, 9.125% due 10/15/20(a)	442,000
		Ball Corp., Company Guaranteed Notes:
140,000	BB+	5.000% due 3/15/22	145,600
40,000	BB+	4.000% due 11/15/23	38,400
230,000	BB+	Graphic Packaging International Inc., Company Guaranteed Notes, 4.750% due 4/15/21	233,162
710,000	CCC+	Pactiv Corp., Company Guaranteed Notes, 7.950% due 12/15/25	678,050
30,000	CCC+	Pactiv LLC, Company Guaranteed Notes, 8.375% due 4/15/27	28,800

		Total Containers & Packaging	1,786,012

Diversified Consumer Services - 0.1%
130,000	BB-	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/1/27	146,900

Diversified Financial Services - 3.3%
		CIT Group Inc., Senior Unsecured Notes:
90,000	BB-	4.250% due 8/15/17	93,037
100,000	BB-	5.375% due 5/15/20	108,250
40,000	CCC+	Compiler Finance Sub Inc., Senior Unsecured Notes, 7.000% due 5/1/21(a)	39,800
		E*Trade Financial Corp., Senior Unsecured Notes:
115,000	B-	6.750% due 6/1/16	123,625
220,000	B-	6.000% due 11/15/17	230,450
375,000	B-	6.375% due 11/15/19	395,625
210,000	B	Globe Luxembourg SCA, Senior Secured Notes, 9.625% due 5/1/18(a)	214,988
		International Lease Finance Corp., Senior Unsecured Notes:
100,000	BBB-	8.875% due 9/1/17	120,750
155,000	BBB-	8.625% due 1/15/22	194,138
276,000	NR	Jack Cooper Holdings Corp., Senior Secured Notes, 13.750% due 12/15/15(a)	294,630
190,000	B+	Nationstar Mortgage LLC/Nationstar Capital Corp., Company Guaranteed Notes, 6.500% due 7/1/21(a)	194,750
		Nuveen Investments Inc., Senior Unsecured Notes:
330,000	CCC	5.500% due 9/15/15	333,300
530,000	CCC	9.125% due 10/15/17(a)	559,150
260,000	CCC	9.500% due 10/15/20(a)	280,150
45,000	B	Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Senior Secured Notes, 9.500% due 6/15/19(a)	49,725
160,000	B	SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	168,400
500,000	A	ZFS Finance USA Trust II, Junior Subordinated Notes, 6.450% due 12/15/65(a)(e)	547,500

		Total Diversified Financial Services	3,948,268

Diversified Telecommunication Services - 5.0%
665,000	CCC+	Cincinnati Bell Inc., Company Guaranteed Notes, 8.750% due 3/15/18	684,950
35,000	BB-	Cincinnati Bell Telephone Co. LLC, Company Guaranteed Notes, 6.300% due 12/1/28	33,950
		Intelsat Jackson Holdings SA, Company Guaranteed Notes:
365,000	B	7.250% due 10/15/20	397,394
530,000	B	5.500% due 8/1/23(a)	520,725
		Intelsat Luxembourg SA, Company Guaranteed Notes:
85,000	CCC+	6.750% due 6/1/18(a)	89,037
695,000	CCC+	7.750% due 6/1/21(a)	733,225
270,000	CCC+	8.125% due 6/1/23(a)	289,913
		Level 3 Financing Inc., Company Guaranteed Notes:
265,000	CCC	9.375% due 4/1/19	293,487
250,000	CCC	8.625% due 7/15/20	275,938
510,000	B	Lynx II Corp., Senior Unsecured Notes, 6.375% due 4/15/23(a)	534,225

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount†	Rating††	Security	Value
Diversified Telecommunication Services - 5.0% - (continued)
		tw telecom holdings inc., Company Guaranteed Notes:
$130,000	BB-	8.000% due 3/1/18	$140,400
90,000	BB-	5.375% due 10/1/22	93,600
340,000	BB-	UPCB Finance V Ltd., Senior Secured Notes, 7.250% due 11/15/21(a)	376,550
902,685	B-	Wind Acquisition Holdings Finance SA, Senior Secured Notes, 12.250% due 7/15/17(a)(c)	955,717
		Windstream Corp., Company Guaranteed Notes:
310,000	B	7.500% due 6/1/22	330,150
150,000	B	7.500% due 4/1/23	158,250
60,000	B1(d)	6.375% due 8/1/23	59,550

		Total Diversified Telecommunication Services	5,967,061

Electric Utilities - 1.8%
160,000	BB-	Atlantic Power Corp., Company Guaranteed Notes, 9.000% due 11/15/18	168,000
		Calpine Corp., Senior Secured Notes:
85,000	BB-	7.250% due 10/15/17(a)	89,250
85,000	BB-	7.500% due 2/15/21(a)	92,650
160,000	BB	DPL Inc., Senior Unsecured Notes, 7.250% due 10/15/21	173,600
		Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.:
185,000	CCC-	Secured Notes, 11.750% due 3/1/22(a)	211,594
145,000	B-	Senior Secured Notes, 10.000% due 12/1/20	165,843
33,620	B	FPL Energy National Wind Portfolio LLC, Senior Secured Notes, 6.125% due 3/25/19(a)	26,170
100,000	BB-	GenOn Americas Generation LLC, Senior Unsecured Notes, 9.125% due 5/1/31	113,500
		GenOn REMA LLC, Pass Thru Certificates:
70,014	B+	9.237% due 7/2/17	77,016
340,000	B+	9.681% due 7/2/26	370,600
246,095	NR	Midwest Generation LLC, Pass Thru Certificates, 8.560% due 1/2/16(f)	239,328
311,774	BB-	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	361,658

		Total Electric Utilities	2,089,209

Electronic Equipment, Instruments & Components - 1.2%
100,000	B	APX Group Inc., Senior Secured Notes, 6.375% due 12/1/19(a)	100,250
95,000	B	International Wire Group Holdings Inc., Senior Secured Notes, 8.500% due 10/15/17(a)	98,325
175,000	B+	NXP BV/NXP Funding LLC, Senior Secured Notes, 9.750% due 8/1/18(a)	198,625
250,000	B-	Radio Systems Corp., Secured Notes, 8.375% due 11/1/19(a)	275,312
225,000	B	Sanmina Corp., Company Guaranteed Notes, 7.000% due 5/15/19(a)	241,875
430,000	BB-	Viasystems Inc., Senior Secured Notes, 7.875% due 5/1/19(a)	462,250

		Total Electronic Equipment, Instruments & Components	1,376,637

Energy Equipment & Services - 1.8%
		Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Company Guaranteed Notes:
130,000	B+	6.625% due 10/1/20(a)	138,775
50,000	B+	4.750% due 11/15/21(a)	48,812
110,000	B+	5.875% due 8/1/23(a)	112,750
270,000	BB-	Chesapeake Midstream Partners LP/CHKM Finance Corp., Company Guaranteed Notes, 6.125% due 7/15/22	290,250
130,000	NR	Dynegy Roseton LLC/Dynegy Danskammer LLC Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/8/16(f)	2,438
500,000	B+	First Wind Capital LLC, Senior Secured Notes, 10.250% due 6/1/18(a)	536,250
320,000	B	Forbes Energy Services Ltd., Company Guaranteed Notes, 9.000% due 6/15/19	315,200
200,000	BB	Petroleum Geo-Services ASA, Company Guaranteed Notes, 7.375% due 12/15/18(a)	223,000
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
140,000	BB	6.375% due 8/1/22	152,600
40,000	BB	4.250% due 11/15/23(a)	38,300
120,000	BB-	Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Unsecured Notes, 5.875% due 10/1/20(a)	125,700
290,000	Caa3(d)	Xinergy Corp., Senior Secured Notes, 9.250% due 5/15/19(a)	216,050

		Total Energy Equipment & Services	2,200,125

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount†	Rating††	Security	Value
Food Products - 2.0%
$250,000	B-	ARAMARK Corp., Company Guaranteed Notes, 5.750% due 3/15/20(a)	$260,000
155,000	B	Chiquita Brands International Inc./Chiquita Brands LLC, Senior Secured Notes, 7.875% due 2/1/21(a)	167,013
325,000	CCC+	Del Monte Corp., Company Guaranteed Notes, 7.625% due 2/15/19	338,406
100,000	B-	Harmony Foods Corp., Senior Secured Notes, 10.000% due 5/1/16(a)	107,000
360,000	BB-	Hawk Acquisition Sub Inc., Secured Notes, 4.250% due 10/15/20(a)	358,200
290,000	CCC-	Simmons Foods Inc., Secured Notes, 10.500% due 11/1/17(a)	311,750
680,000	B	Viskase Cos., Inc., Secured Notes, 9.875% due 1/15/18(a)	729,300
150,000	B+	Wells Enterprises Inc., Senior Secured Notes, 6.750% due 2/1/20(a)	161,250

		Total Food Products	2,432,919

Gas Utilities - 0.8%
885,000	BB+	Sabine Pass LNG LP, Senior Secured Notes, 7.500% due 11/30/16	991,200

Health Care Equipment & Supplies - 1.1%
460,000	CCC+	Alere Inc., Company Guaranteed Notes, 6.500% due 6/15/20(a)	464,025
		Biomet Inc., Company Guaranteed Notes:
225,000	B-	6.500% due 8/1/20(a)	237,656
260,000	B-	6.500% due 10/1/20(a)	264,550
		DJO Finance LLC/DJO Finance Corp., Company Guaranteed Notes:
80,000	CCC	9.750% due 10/15/17	84,400
210,000	CCC+	9.875% due 4/15/18	231,525

		Total Health Care Equipment & Supplies	1,282,156

Health Care Providers & Services - 3.7%
		Acadia Healthcare Co., Inc., Company Guaranteed Notes:
617,000	CCC+	12.875% due 11/1/18	771,250
80,000	CCC+	6.125% due 3/15/21(a)	83,800
		CHS/Community Health Systems Inc., Company Guaranteed Notes:
105,000	B	8.000% due 11/15/19	116,025
295,000	B	7.125% due 7/15/20	324,131
465,000	CCC+	CRC Health Corp., Company Guaranteed Notes, 10.750% due 2/1/16	475,172
225,000	B	DaVita HealthCare Partners Inc., Company Guaranteed Notes, 5.750% due 8/15/22	240,750
125,000	BB+	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 6.875% due 7/15/17	143,125
205,000	B	Hanger Inc., Company Guaranteed Notes, 7.125% due 11/15/18	223,194
		HCA Inc.:
		Senior Secured Notes:
60,000	BB	7.250% due 9/15/20	66,150
185,000	BB	5.875% due 3/15/22	203,500
60,000	B-	Senior Unsecured Notes, 7.690% due 6/15/25	65,100
110,000	BB	Hologic Inc., Company Guaranteed Notes, 6.250% due 8/1/20	118,112
170,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.375% due 5/15/19	178,500
140,000	D	Physiotherapy Associates Holdings Inc., Senior Unsecured Notes, 11.875% due 5/1/19(a)	106,400
690,000	CCC+	Radnet Management Inc., Company Guaranteed Notes, 10.375% due 4/1/18	744,338
		Tenet Healthcare Corp.:
60,000	B+	Senior Secured Notes, 6.250% due 11/1/18	66,675
		Senior Unsecured Notes:
160,000	CCC+	8.000% due 8/1/20	176,000
295,000	CCC+	6.875% due 11/15/31	280,250

		Total Health Care Providers & Services	4,382,472

Hotels, Restaurants & Leisure - 5.3%
320,000	CCC+	AMC Entertainment Inc., Company Guaranteed Notes, 9.750% due 12/1/20	371,200
155,694	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% due 2/9/18(a)(c)(g)	152,102
460,000	CCC+	Boyd Gaming Corp., Company Guaranteed Notes, 9.125% due 12/1/18	501,400
		Caesars Entertainment Operating Co., Inc.:
100,000	CCC-	Secured Notes, 10.000% due 12/15/15	88,250

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount†	Rating††	Security	Value
Hotels, Restaurants & Leisure - 5.3% - (continued)
		Senior Secured Notes:
$118,000	B-	11.250% due 6/1/17	$123,605
60,000	B-	8.500% due 2/15/20	57,337
245,000	B-	9.000% due 2/15/20(a)	237,038
140,000	B-	Caesars Operating Escrow LLC/Caesars Escrow Corp., Senior Secured Notes, 9.000% due 2/15/20(a)	135,450
230,000	B-	Carrols Restaurant Group Inc., Secured Notes, 11.250% due 5/15/18	260,762
135,000	CCC+	CCM Merger Inc., Company Guaranteed Notes, 9.125% due 5/1/19(a)	148,500
230,000	Caa2(d)	El Pollo Loco Inc., Secured Notes, 17.000% due 1/1/18(a)(c)	246,390
65,000	NR	Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes, 10.250% due 6/15/15(a)(f)	122
450,000	B-	HOA Restaurant Group LLC/HOA Finance Corp., Secured Notes, 11.250% due 4/1/17(a)	441,000
		Isle of Capri Casinos Inc., Company Guaranteed Notes:
320,000	B	7.750% due 3/15/19	347,200
205,000	CCC+	8.875% due 6/15/20	224,987
470,000	CCC+	Landry’s Holdings II Inc., Senior Unsecured Notes, 10.250% due 1/1/18(a)	500,550
155,000	CCC+	Landry’s Inc., Senior Notes, 9.375% due 5/1/20(a)	169,338
280,000	BB-	MCE Finance Ltd., Company Guaranteed Notes, 5.000% due 2/15/21(a)	280,700
		MGM Resorts International, Company Guaranteed Notes:
195,000	B+	8.625% due 2/1/19	231,563
275,000	B+	6.625% due 12/15/21	298,375
		Mohegan Tribal Gaming Authority, Secured Notes:
195,000	CCC	10.500% due 12/15/16(a)	194,513
130,000	CCC	11.500% due 11/1/17(a)	148,850
		NCL Corp. Ltd.:
255,000	BB-	Company Guaranteed Notes, 5.000% due 2/15/18(a)	261,375
104,000	BB-	Senior Unsecured Notes, 9.500% due 11/15/18	117,780
300,000	CCC+	Seven Seas Cruises S de RL LLC, Secured Notes, 9.125% due 5/15/19	329,250
120,000	B	Snoqualmie Entertainment Authority, Senior Secured Notes, 4.223% due 2/1/14(a)(e)	118,650
60,000	BB-	Speedway Motorsports Inc., Company Guaranteed Notes, 6.750% due 2/1/19	64,200
245,000	CCC+	Wok Acquisition Corp., Company Guaranteed Notes, 10.250% due 6/30/20(a)	275,625

		Total Hotels, Restaurants & Leisure	6,326,112

Household Durables - 1.6%
205,000	B-	K Hovnanian Enterprises Inc., Senior Secured Notes, 7.250% due 10/15/20(a)	228,062
260,000	NR	PH Holdings LLC (Restricted), Senior Secured Notes, 9.750% due 12/31/17(g)	274,829
210,000	BB-	Ryland Group Inc. (The), Company Guaranteed Notes, 5.375% due 10/1/22	217,875
275,000	CCC+	Serta Simmons Holdings LLC, Senior Unsecured Notes, 8.125% due 10/1/20(a)	292,188
		Taylor Morrison Communities Inc./Monarch Communities Inc., Company Guaranteed Notes:
350,000	BB-	7.750% due 4/15/20(a)	392,000
315,000	BB-	5.250% due 4/15/21(a)	319,725
125,000	B-	William Lyon Homes Inc., Company Guaranteed Notes, 8.500% due 11/15/20(a)	139,844

		Total Household Durables	1,864,523

Household Products - 1.9%
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Company Guaranteed Notes:
150,000	CCC+	8.500% due 5/15/18	158,250
390,000	CCC+	9.000% due 4/15/19	411,450
1,030,000	CCC+	9.875% due 8/15/19	1,126,562
100,000	CCC+	8.250% due 2/15/21	102,375
		Spectrum Brands Escrow Corp., Company Guaranteed Notes:
110,000	B-	6.375% due 11/15/20(a)	118,388
280,000	B-	6.625% due 11/15/22(a)	303,100

		Total Household Products	2,220,125

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount†	Rating††	Security	Value
Independent Power Producers & Energy Traders - 1.0%
		NRG Energy Inc., Company Guaranteed Notes:
$440,000	BB-	7.625% due 1/15/18	$498,300
110,000	BB-	8.250% due 9/1/20	123,887
155,000	BB-	7.875% due 5/15/21	173,600
370,000	B+	Red Oak Power LLC, Senior Secured Notes, 9.200% due 11/30/29	410,700

		Total Independent Power Producers & Energy Traders	1,206,487

Industrial Conglomerates - 1.4%
120,000	B	American Builders & Contractors Supply Co., Inc., Senior Unsecured Notes, 5.625% due 4/15/21(a)	121,800
		HD Supply Inc.:
		Company Guaranteed Notes:
390,000	CCC+	11.500% due 7/15/20	459,225
280,000	CCC+	10.500% due 1/15/21	291,550
310,000	CCC+	Senior Unsecured Notes, 7.500% due 7/15/20(a)	329,375
260,000	BB-	LKQ Corp., Company Guaranteed Notes, 4.750% due 5/15/23(a)	260,000
140,000	B-	SunGard Data Systems Inc., Company Guaranteed Notes, 6.625% due 11/1/19(a)	148,050

		Total Industrial Conglomerates	1,610,000

Insurance - 0.8%
100,000	B+	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 6.375% due 4/1/21(a)	103,500
635,000	CCC+	Hub International Ltd., Company Guaranteed Notes, 8.125% due 10/15/18(a)	685,800
80,000	BBB-	ING Capital Funding Trust III, Bank Guaranteed Notes, 3.884% due 12/29/49(e)	78,800
40,000	BB	ING US Inc., Company Guaranteed Notes, 5.650% due 5/15/53(a)(e)	40,300

		Total Insurance	908,400

Internet Software & Services - 1.2%
135,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 8.375% due 2/15/18(a)	151,200
305,000	B+	CyrusOne LP/CyrusOne Finance Corp., Company Guaranteed Notes, 6.375% due 11/15/22(a)	327,113
		EarthLink Inc.:
535,000	CCC+	Company Guaranteed Notes, 8.875% due 5/15/19	540,350
280,000	B+	Senior Secured Notes, 7.375% due 6/1/20(a)	277,200
120,000	B	Zayo Group LLC/Zayo Capital Inc., Senior Secured Notes, 8.125% due 1/1/20	133,800

		Total Internet Software & Services	1,429,663

Leisure Equipment & Products - 0.2%
240,000	B	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 10.500% due 7/1/19(a)	267,600

Machinery - 1.8%
80,000	B-	BC Mountain LLC/BC Mountain Finance Inc., Company Guaranteed Notes, 7.000% due 2/1/21(a)	85,000
670,000	CCC+	DH Services Luxembourg Sarl, Company Guaranteed Notes, 7.750% due 12/15/20(a)	725,275
295,000	B+	Manitowoc Co., Inc. (The), Company Guaranteed Notes, 8.500% due 11/1/20	337,037
175,000	B	Mcron Finance Sub LLC/Mcron Finance Corp., Senior Secured Notes, 8.375% due 5/15/19(a)	189,875
135,000	B-	Milacron LLC/Mcron Finance Corp., Company Guaranteed Notes, 7.750% due 2/15/21(a)	142,425
410,000	CCC+	Mueller Water Products Inc., Company Guaranteed Notes, 7.375% due 6/1/17	422,300
220,000	BB-	Terex Corp., Company Guaranteed Notes, 6.000% due 5/15/21	233,750

		Total Machinery	2,135,662

Media - 7.2%
300,000	B	Carmike Cinemas Inc., Secured Notes, 7.375% due 5/15/19	332,250
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
180,000	BB-	8.125% due 4/30/20	202,050
260,000	BB-	6.500% due 4/30/21	280,800
230,000	BB-	5.250% due 9/30/22	231,150
90,000	BB-	5.750% due 1/15/24	91,125
1,080,000	CCC+	Clear Channel Communications Inc., Senior Secured Notes, 9.000% due 3/1/21	1,077,300
		Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes:
315,000	B	7.625% due 3/15/20	335,862
190,000	B	6.500% due 11/15/22(a)	200,800

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount†	Rating††	Security	Value
Media - 7.2% - (continued)
$265,000	B+	Crown Media Holdings Inc., Company Guaranteed Notes, 10.500% due 7/15/19	$303,425
160,000	BB+	CSC Holdings LLC, Senior Unsecured Notes, 6.750% due 11/15/21	180,000
665,000	CCC+	Cumulus Media Holdings Inc., Company Guaranteed Notes, 7.750% due 5/1/19(b)	684,950
		DISH DBS Corp.:
		Company Guaranteed Notes:
100,000	BB-	7.125% due 2/1/16	110,000
80,000	BB-	5.125% due 5/1/20(a)	78,400
310,000	BB-	6.750% due 6/1/21	329,375
80,000	BB-	Senior Notes, 4.250% due 4/1/18(a)	78,400
370,000	B-	Entercom Radio LLC, Company Guaranteed Notes, 10.500% due 12/1/19	433,825
365,000	CCC+	Gray Television Inc., Company Guaranteed Notes, 7.500% due 10/1/20	392,375
160,000	B-	Harron Communications LP/Harron Finance Corp., Senior Unsecured Notes, 9.125% due 4/1/20(a)	178,800
80,000	B2(d)	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Senior Secured Notes, 9.750% due 4/1/21(a)	83,500
200,000	B+	Nara Cable Funding Ltd., Senior Secured Notes, 8.875% due 12/1/18(a)	212,000
190,000	B-	Nexstar Broadcasting Inc., Company Guaranteed Notes, 6.875% due 11/15/20(a)	203,300
285,000	B	Nexstar Broadcasting Inc./Mission Broadcasting Inc., Secured Notes, 8.875% due 4/15/17	311,363
145,000	BB-	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 4.500% due 10/1/20(a)	146,088
150,000	B-	Ono Finance II PLC, Company Guaranteed Notes, 10.875% due 7/15/19(a)	159,375
200,000	B-	Regal Entertainment Group, Senior Unsecured Notes, 5.750% due 6/15/23	201,250
210,000	B	Sinclair Television Group Inc., Company Guaranteed Notes, 5.375% due 4/1/21(a)	210,000
300,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 5.250% due 8/15/22(a)	309,750
275,000	Ba2(d)	Starz LLC/Starz Finance Corp., Company Guaranteed Notes, 5.000% due 9/15/19	280,500
280,000	B+	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Notes, 5.500% due 1/15/23(a)	287,000
		Univision Communications Inc.:
180,000	CCC+	Company Guaranteed Notes, 8.500% due 5/15/21(a)	195,750
		Senior Secured Notes:
310,000	B+	6.875% due 5/15/19(a)	330,925
150,000	B+	5.125% due 5/15/23(a)	147,750

		Total Media	8,599,438

Metals & Mining - 4.0%
300,000	CCC	American Rock Salt Co. LLC/American Rock Capital Corp., Secured Notes, 8.250% due 5/1/18(a)	295,500
		ArcelorMittal, Senior Unsecured Notes:
240,000	BB+	10.350% due 6/1/19	298,200
150,000	BB+	5.750% due 8/5/20	155,250
460,000	BB+	6.000% due 3/1/21(b)	479,550
140,000	B-	Barminco Finance Pty Ltd., Senior Unsecured Notes, 9.000% due 6/1/18(a)	137,900
195,000	BB-	Coeur Mining Inc., Company Guaranteed Notes, 7.875% due 2/1/21(a)	207,187
		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
20,000	B+	6.375% due 2/1/16(a)	20,425
265,000	B+	6.000% due 4/1/17(a)	269,638
340,000	B+	6.875% due 2/1/18(a)	347,225
100,000	B+	8.250% due 11/1/19(a)	106,000
130,000	B	Global Brass & Copper Inc., Senior Secured Notes, 9.500% due 6/1/19(a)	146,900
440,000	B-	Horsehead Holding Corp., Senior Secured Notes, 10.500% due 6/1/17(a)	477,400
320,000	CCC	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)	216,000
90,000	B-	Mirabela Nickel Ltd., Company Guaranteed Notes, 8.750% due 4/15/18(a)	75,600
135,000	CCC+	Molycorp Inc., Senior Secured Notes, 10.000% due 6/1/20	135,675
130,000	CCC+	Noranda Aluminum Acquisition Corp., Company Guaranteed Notes, 11.000% due 6/1/19(a)	128,375
210,000	B	Prince Mineral Holding Corp., Senior Secured Notes, 11.500% due 12/15/19(a)	232,575
520,000	CCC+	Ryerson Inc./Joseph T Ryerson & Son Inc., Senior Secured Notes, 9.000% due 10/15/17(a)	563,550
100,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 7.625% due 3/15/20	110,750

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount†	Rating††	Security	Value
Metals & Mining - 4.0% - (continued)
		Thompson Creek Metals Co., Inc.:
$100,000	CCC-	Company Guaranteed Notes, 12.500% due 5/1/19	$104,250
200,000	B	Senior Secured Notes, 9.750% due 12/1/17	219,250

		Total Metals & Mining	4,727,200

Office Electronics - 0.2%
250,000	B-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 8.500% due 4/1/19	277,813

Oil, Gas & Consumable Fuels - 18.2%
		Arch Coal Inc., Company Guaranteed Notes:
675,000	B-	8.750% due 8/1/16(b)	699,469
545,000	B-	7.000% due 6/15/19	493,225
220,000	B-	9.875% due 6/15/19(a)	227,700
100,000	BB	Atwood Oceanics Inc., Senior Unsecured Notes, 6.500% due 2/1/20	107,625
		Basic Energy Services Inc., Company Guaranteed Notes:
105,000	B+	7.750% due 2/15/19	110,512
270,000	B+	7.750% due 10/15/22	285,525
90,000	BB-	Berry Petroleum Co., Senior Unsecured Notes, 6.375% due 9/15/22	93,825
280,000	B	Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes, 9.375% due 5/1/19	312,900
		Chaparral Energy Inc., Company Guaranteed Notes:
160,000	B-	9.875% due 10/1/20	184,000
470,000	B-	7.625% due 11/15/22	509,950
		Chesapeake Energy Corp., Company Guaranteed Notes:
80,000	BB-	7.250% due 12/15/18	92,600
30,000	BB-	6.625% due 8/15/20	33,525
150,000	BB-	6.875% due 11/15/20	169,500
725,000	BB-	6.125% due 2/15/21	793,875
50,000	BB-	5.750% due 3/15/23	52,125
		Comstock Resources Inc., Company Guaranteed Notes:
305,000	B-	7.750% due 4/1/19	324,062
140,000	B-	9.500% due 6/15/20	156,100
		Concho Resources Inc., Company Guaranteed Notes:
100,000	BB+	7.000% due 1/15/21	109,250
40,000	BB+	5.500% due 10/1/22	41,500
100,000	BB+	5.500% due 4/1/23	102,750
200,000	BB	CONSOL Energy Inc., Company Guaranteed Notes, 8.250% due 4/1/20	222,000
		Continental Resources Inc., Company Guaranteed Notes:
150,000	BB+	5.000% due 9/15/22	156,000
150,000	BB+	4.500% due 4/15/23(a)	151,687
		Crosstex Energy LP/Crosstex Energy Finance Corp., Company Guaranteed Notes:
390,000	B+	8.875% due 2/15/18	421,200
70,000	B+	7.125% due 6/1/22	75,250
270,000	B+	CVR Refining LLC/Coffeyville Finance Inc., Secured Notes, 6.500% due 11/1/22(a)	280,800
455,000	B	Drill Rigs Holdings Inc., Senior Secured Notes, 6.500% due 10/1/17(a)	466,375
10,000	BB	El Paso Corp., Senior Secured Notes, 7.800% due 8/1/31	11,201
715,000	B-	EPL Oil & Gas Inc., Company Guaranteed Notes, 8.250% due 2/15/18(a)	770,412
210,000	B-	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19	216,825
515,000	CCC+	EXCO Resources Inc., Company Guaranteed Notes, 7.500% due 9/15/18	515,000
130,000	B+	FTS International Services LLC/FTS International Bonds Inc., Company Guaranteed Notes, 8.125% due 11/15/18(a)	139,100
370,000	CCC+	Halcon Resources Corp., Company Guaranteed Notes, 8.875% due 5/15/21(a)	378,325
		Hercules Offshore Inc.:
885,000	B	Company Guaranteed Notes, 10.250% due 4/1/19(a)	1,008,900
100,000	BB-	Senior Secured Notes, 7.125% due 4/1/17(a)	108,000

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount†	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 18.2% - (continued)
$650,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	$661,375
530,000	B-	Kodiak Oil & Gas Corp., Company Guaranteed Notes, 8.125% due 12/1/19	598,900
		Linn Energy LLC/Linn Energy Finance Corp., Company Guaranteed Notes:
174,000	B	6.250% due 11/1/19(a)	176,175
140,000	B	8.625% due 4/15/20	154,000
1,015,000	CCC	Magnum Hunter Resources Corp., Company Guaranteed Notes, 9.750% due 5/15/20(a)	1,055,600
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
324,000	BB	6.500% due 8/15/21	352,350
94,000	BB	6.250% due 6/15/22	101,990
90,000	BB	4.500% due 7/15/23	87,975
100,000	BB	MEG Energy Corp., Company Guaranteed Notes, 6.375% due 1/30/23(a)	103,000
210,000	CC	Milagro Oil & Gas Inc., Secured Notes, 10.500% due 5/15/16	173,250
30,000	BBB-	Newfield Exploration Co., Senior Unsecured Notes, 5.625% due 7/1/24	31,650
205,000	B-	Offshore Group Investment Ltd., Senior Secured Notes, 7.500% due 11/1/19	222,425
		Oil States International Inc., Company Guaranteed Notes:
100,000	BB+	6.500% due 6/1/19	108,250
130,000	BB+	5.125% due 1/15/23(a)	140,400
510,000	B+	Pacific Drilling SA, Senior Secured Notes, 5.375% due 6/1/20(a)	506,175
200,000	B+	Pacific Drilling V Ltd., Senior Secured Notes, 7.250% due 12/1/17(a)	214,500
210,000	B+	Parker Drilling Co., Company Guaranteed Notes, 9.125% due 4/1/18	228,900
		Peabody Energy Corp., Company Guaranteed Notes:
70,000	BB+	6.000% due 11/15/18	75,162
515,000	BB+	6.250% due 11/15/21	540,750
110,000	BB+	7.875% due 11/1/26	118,250
50,000	B-	Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Company Guaranteed Notes, 6.500% due 5/15/21(a)	50,313
200,000	BBB	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	194,716
230,000	B+	PetroQuest Energy Inc., Company Guaranteed Notes, 10.000% due 9/1/17	247,250
190,000	B+	Pioneer Energy Services Corp., Company Guaranteed Notes, 9.875% due 3/15/18	208,050
		Plains Exploration & Production Co., Company Guaranteed Notes:
50,000	B	6.125% due 6/15/19	55,125
300,000	B	8.625% due 10/15/19	339,750
170,000	B	6.500% due 11/15/20	189,125
40,000	B	6.750% due 2/1/22	44,900
		QEP Resources Inc., Senior Unsecured Notes:
90,000	BB+	5.375% due 10/1/22	92,700
40,000	BB+	5.250% due 5/1/23	40,600
		Quicksilver Resources Inc., Company Guaranteed Notes:
100,000	CCC	8.250% due 8/1/15	102,500
150,000	CCC	11.750% due 1/1/16	159,750
130,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.000% due 5/15/19	142,350
250,000	BB	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/1/18	269,375
400,000	B-	Resolute Energy Corp., Company Guaranteed Notes, 8.500% due 5/1/20	430,000
65,000	B-	Rex Energy Corp., Company Guaranteed Notes, 8.875% due 12/1/20(a)	69,713
275,000	BB	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.850% due 7/15/18(a)	286,000
140,000	B+	Rosetta Resources Inc., Company Guaranteed Notes, 5.625% due 5/1/21	140,525
275,000	BB+	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 2/1/21(a)	276,719
390,000	B-	Samson Investment Co., Senior Unsecured Notes, 9.750% due 2/15/20(a)	408,525
		SandRidge Energy Inc., Company Guaranteed Notes:
490,000	B-	7.500% due 3/15/21	507,150
400,000	B-	7.500% due 2/15/23	414,000
250,000	BBB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21	281,875

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount†	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 18.2% - (continued)
$240,000	B	Shelf Drilling Holdings Ltd., Senior Secured Notes, 8.625% due 11/1/18(a)	$254,400
150,000	B-	Sidewinder Drilling Inc., Senior Unsecured Notes, 9.750% due 11/15/19(a)	156,750
230,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 7.375% due 3/15/20	247,250
140,000	BB-	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.375% due 2/1/20(a)	149,100
365,000	B	W&T Offshore Inc., Company Guaranteed Notes, 8.500% due 6/15/19	398,763

		Total Oil, Gas & Consumable Fuels	21,629,444

Paper & Forest Products - 0.8%
310,000	CCC+	Appleton Papers Inc., Secured Notes, 11.250% due 12/15/15	357,275
160,000	BB	Clearwater Paper Corp., Company Guaranteed Notes, 4.500% due 2/1/23(a)	158,800
170,000	BB-	Resolute Forest Products Inc., Company Guaranteed Notes, 5.875% due 5/15/23(a)	165,112
		Verso Paper Holdings LLC/Verso Paper Inc.:
36,000	CCC	Company Guaranteed Notes, 11.375% due 8/1/16	19,980
59,000	CCC+	Secured Notes, 11.750% due 1/15/19	43,955
140,000	B+	Senior Secured Notes, 11.750% due 1/15/19	148,750

		Total Paper & Forest Products	893,872

Personal Products - 0.8%
90,000	BB-	First Quality Finance Co., Inc., Senior Unsecured Notes, 4.625% due 5/15/21(a)	88,200
835,000	B	Revlon Consumer Products Corp., Company Guaranteed Notes, 5.750% due 2/15/21(a)	852,744

		Total Personal Products	940,944

Pharmaceuticals - 0.6%
220,000	B	Lantheus Medical Imaging Inc., Company Guaranteed Notes, 9.750% due 5/15/17	210,925
		Valeant Pharmaceuticals International, Company Guaranteed Notes:
260,000	BB-	6.375% due 10/15/20(a)	274,300
215,000	BB-	6.750% due 8/15/21(a)	230,050

		Total Pharmaceuticals	715,275

Professional Services - 0.1%
115,000	B-	Good Sam Enterprises LLC, Senior Secured Notes, 11.500% due 12/1/16	124,488

Real Estate Investment Trusts (REITs) - 1.4%
240,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes, 6.875% due 2/15/21(a)	249,300
320,000	B	CNL Lifestyle Properties Inc., Company Guaranteed Notes, 7.250% due 4/15/19	328,800
		Corrections Corp. of America, Company Guaranteed Notes:
50,000	BB+	4.125% due 4/1/20(a)	50,312
40,000	BB+	4.625% due 5/1/23(a)	40,700
220,000	B-	Felcor Lodging LP, Senior Secured Notes, 5.625% due 3/1/23	224,400
315,000	B+	iStar Financial Inc., Senior Unsecured Notes, 9.000% due 6/1/17	366,975
		Realogy Group LLC, Senior Secured Notes:
115,000	B-	7.875% due 2/15/19(a)	126,787
145,000	B-	9.000% due 1/15/20(a)	169,288
110,000	BB-	Starwood Property Trust Inc., Senior Unsecured Notes, 4.550% due 3/1/18	118,319

		Total Real Estate Investment Trusts (REITs)	1,674,881

Semiconductors & Semiconductor Equipment - 0.4%
65,000	B	Advanced Micro Devices Inc., Senior Unsecured Notes, 8.125% due 12/15/17	67,600
325,000	B	Freescale Semiconductor Inc., Senior Secured Notes, 10.125% due 3/15/18(a)	364,812

		Total Semiconductors & Semiconductor Equipment	432,412

Software - 0.6%
		First Data Corp.:
165,000	B-	Company Guaranteed Notes, 12.625% due 1/15/21	181,088
165,000	B+	Senior Secured Notes, 6.750% due 11/1/20(a)	173,250

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount†	Rating††	Security	Value
Software - 0.6% - (continued)
$290,000	B-	Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes, 9.250% due 1/15/18(a)	$304,500

		Total Software	658,838

Speciality Retail - 1.1%
450,000	B-	Bon-Ton Department Stores Inc. (The), Secured Notes, 8.000% due 6/15/21(a)	464,063
380,000	B	Edcon Proprietary Ltd., Senior Secured Notes, 9.500% due 3/1/18(a)	393,300
80,000	CCC+	Spencer Spirit Holdings Inc., Senior Unsecured Notes, 9.000% due 5/1/18(a)(c)	80,200
300,000	B	Spencer Spirit Holdings Inc./Spencer Gifts LLC/Spirit Halloween Superstores, Senior Secured Notes, 11.000% due 5/1/17(a)	328,500

		Total Speciality Retail	1,266,063

Textiles, Apparel & Luxury Goods - 0.7%
485,000	CCC	Burlington Coat Factory Warehouse Corp., Company Guaranteed Notes, 10.000% due 2/15/19	543,807
130,000	B	Empire Today LLC, Senior Secured Notes, 11.375% due 2/1/17(a)	119,600
195,000	CCC	Gymboree Corp., Company Guaranteed Notes, 9.125% due 12/1/18	189,881

		Total Textiles, Apparel & Luxury Goods	853,288

Tobacco - 0.2%
225,000	B-	Alliance One International Inc., Senior Unsecured Notes, 10.000% due 7/15/16	237,656

Transportation Infrastructure - 3.9%
270,000	BB+	Aircastle Ltd., Senior Unsecured Notes, 6.250% due 12/1/19	293,625
360,000	CCC	CMA CGM SA, Senior Unsecured Notes, 8.500% due 4/15/17(a)	302,400
67,758	CCC	Florida East Coast Holdings Corp., Senior Unsecured Notes, 10.500% due 8/1/17(c)	70,807
560,000	B-	Florida East Coast Railway Corp., Senior Secured Notes, 8.125% due 2/1/17	599,200
125,000	BB-	Gulfmark Offshore Inc., Senior Unsecured Notes, 6.375% due 3/15/22	130,625
406,955	B3(d)	Horizon Lines LLC, Senior Secured Notes, 11.000% due 10/15/16	407,972
280,000	B	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.625% due 11/1/17	291,200
370,000	CCC+	Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes, 10.000% due 2/15/18(a)(c)	370,000
		Overseas Shipholding Group Inc., Senior Unsecured Notes:
20,000	NR	8.750% due 12/1/13(f)	16,950
285,000	NR	8.125% due 3/30/18(f)	237,975
415,000	B-	Quality Distribution LLC/QD Capital Corp., Secured Notes, 9.875% due 11/1/18	465,837
245,000	B+	Swift Services Holdings Inc., Secured Notes, 10.000% due 11/15/18	281,138
285,000	B	syncreon Global Ireland Ltd./syncreon Global Finance US Inc., Company Guaranteed Notes, 9.500% due 5/1/18(a)	310,650
110,000	B-	Ultrapetrol Bahamas Ltd., Senior Secured Notes, 8.875% due 6/15/21(a)	112,475
430,000	CCC+	Watco Cos LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	454,725
265,000	B-	WaveDivision Escrow LLC/WaveDivision Escrow Corp., Senior Unsecured Notes, 8.125% due 9/1/20(a)	282,225

		Total Transportation Infrastructure	4,627,804

Wireless Telecommunication Services - 1.9%
130,000	BB	MetroPCS Wireless Inc., Company Guaranteed Notes, 7.875% due 9/1/18	142,350
		Sprint Capital Corp., Company Guaranteed Notes:
320,000	B+	6.875% due 11/15/28	321,600
665,000	B+	8.750% due 3/15/32	778,050
		Sprint Nextel Corp.:
200,000	BB-	Company Guaranteed Notes, 9.000% due 11/15/18(a)	243,000
390,000	B+	Senior Unsecured Notes, 11.500% due 11/15/21	540,150
215,000	B-	Syniverse Holdings Inc., Company Guaranteed Notes, 9.125% due 1/15/19	235,963

		Total Wireless Telecommunication Services	2,261,113

		TOTAL CORPORATE BONDS & NOTES (Cost - $104,545,194)	110,538,648

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Face Amount†	Rating††	Security	Value
SENIOR LOANS - 0.2%
$50,000	NR	Frac Tech Services (Restricted), 0.085% due 5/6/16	$49,264
150,000	NR	Gymboree Corp. (Restricted), 0.050% due 2/23/18	147,352

		Total	196,616

		TOTAL SENIOR LOANS (Cost - $189,024)	196,616

Shares
COMMON STOCKS - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
9,953		Bossier Casino Venture Holdco Inc. (Restricted)(a)(g)*	19,906

ENERGY - 0.4%
Energy Equipment & Services - 0.4%
18,163		DeepOcean Group Holdings AS (Restricted)(g)*	418,112

FINANCIALS - 0.2%
Real Estate Management & Development - 0.2%
5,481		Realogy Holdings Corp.*	283,039

INDUSTRIALS - 0.2%
Building Products - 0.0%
161		Nortek Inc.*	11,564

Transportation Infrastructure - 0.2%
135,004		Horizon Lines Inc. (Restricted), Class A shares*	195,756

		TOTAL INDUSTRIALS	207,320

		TOTAL COMMON STOCKS (Cost - $1,184,633)	928,377

PREFERRED STOCKS - 1.6%
FINANCIALS - 1.6%
Commercial Banks - 1.5%
165		Ally Financial Inc., 7.000%(a)	161,772
43,836		GMAC Capital Trust I, 8.125%(e)	1,166,914
21,000		Zions Bancorporation, Series C, 9.500%	535,080

		Total Commercial Banks	1,863,766

Diversified Financial Services - 0.1%
814		Jack Cooper Holdings Corp.(a)(e)	83,028

		TOTAL FINANCIALS	1,946,794

		TOTAL PREFERRED STOCKS (Cost - $1,787,586)	1,946,794

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Shares	Security	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Commercial Banks - 0.5%
$345	Bank of America Corp., Series L, 7.250%	$409,860
205	Wells Fargo & Co., Series L, 7.500%	257,275

	Total Commercial Banks	667,135

	TOTAL FINANCIALS	667,135

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $534,283)	667,135

WARRANTS - 0.1%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
1,280	SemGroup Corp., Class A Shares, expires 11/30/14*	38,125

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
	Jack Cooper Holdings Corp.:
376	expires 12/15/17 (a)*	40,420
183	expires 5/16/18 (a)*	19,672

	Total Diversified Financial Services	60,092

	TOTAL FINANCIALS	60,092

	TOTAL WARRANTS
	(Cost - $90,757)	98,217

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $108,331,477)	114,375,787

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS (h) — 4.9%
MONEY MARKET FUND - 1.2%
1,438,214	Invesco STIT - Government & Agency Portfolio(i) (Cost - $1,438,214)	1,438,214

TIME DEPOSITS - 3.7%
2,210,447	BNP Paribas - Grand Cayman, 0.030% due 6/3/13	2,210,447
2,123,810	Skandinaviska Enskilda Banken AB - Sweden, 0.030% due 6/3/13	2,123,810

	TOTAL TIME DEPOSITS (Cost - $4,334,257)	4,334,257

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,772,471)	5,772,471

	TOTAL INVESTMENTS - 101.1% (Cost - $114,103,948 #)	120,148,258

	Liabilities in Excess of Other Assets - (1.1%)	(1,331,991)

	TOTAL NET ASSETS - 100.0%	$118,816,267

Schedules of Investments

(unaudited) (continued)

High Yield Investments

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Payment in-kind security for which part of the income earned maybe paid as additional principal.
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2013.
(f)	Security is currently in default.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.7%.
(i)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PLC	—	Public Limited Company

See pages 118 and 119 for definition of ratings.

Summary of Investments by Security Type^
Corporate Bonds & Notes	92.0%
Preferred Stock	1.6
Common Stock	0.8
Convertible Preferred Stock	0.5
Senior Loans	0.2
Warrant	0.1
Short-Term Investments	4.8

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

High Yield Investments

Schedule of Forward Sale Commitments

Face Amount	Security	Value
$290,000	Gardner Denve Inc. 0.000% due 12/31/13	$22
280,000	HJ Heinz Co. 0.000% due 10/13/13	14
250,000	Sanchez Energy Corp. 0.000% due 6/30/13	19
	TOTAL FORWARD SALE COMMITMENTS

	(Proceeds — $5,450)	$55

For details of other financial instruments held by this Fund, refer to Note 3.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
SOVEREIGN BONDS - 58.0%
Australia - 1.0%
$3,300,000	AUD	Australia Government Bond, 4.750% due 6/15/16	$3,366,316

Belgium - 2.4%
		Belgium Government Bond:
2,800,000	EUR	3.500% due 3/28/15	3,850,191
3,000,000	EUR	3.250% due 9/28/16	4,245,309

		Total Belgium	8,095,500

Brazil - 1.8%
		Brazil Notas do Tesouro Nacional Serie F:
12,578,000	BRL	10.000% due 1/1/17 - 1/1/23	6,149,753

Canada - 2.4%
		Province of Ontario Canada:
2,000,000	CAD	4.200% due 3/8/18	2,128,312
4,100,000	CAD	3.150% due 6/2/22	4,063,606
900,000	CAD	4.600% due 6/2/39	1,003,080
900,000	CAD	Province of Quebec Canada, 5.000% due 12/1/38	1,041,448

		Total Canada	8,236,446

Colombia - 0.2%
317,000,000	COP	Colombia Government International Bond, 9.850% due 6/28/27	239,406
		Colombian TES:
157,000,000	COP	5.000% due 11/21/18	81,511
427,900,000	COP	7.000% due 5/4/22	240,972
180,000,000	COP	7.500% due 8/26/26	104,306
4,000,000	COP	6.000% due 4/28/28	2,035

		Total Colombia	668,230

Germany - 3.5%
4,100,000	EUR	Bundesobligation, 2.250% due 4/10/15	5,535,565
		Bundesrepublik Deutschland:
700,000	EUR	3.750% due 1/4/15	961,593
1,300,000	EUR	3.250% due 7/4/15	1,798,692
1,300,000	EUR	4.000% due 7/4/16	1,884,178
800,000	EUR	6.250% due 1/4/30	1,633,837

		Total Germany	11,813,865

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
Indonesia - 0.8%
		Indonesia Treasury Bond:
$12,150,000,000	IDR	7.000% due 5/15/22 - 5/15/27	$1,312,982
2,500,000,000	IDR	8.375% due 9/15/26	299,508
4,700,000,000	IDR	9.500% due 7/15/31	618,544
4,330,000,000	IDR	8.250% due 6/15/32	509,058
672,000,000	IDR	6.375% due 4/15/42	63,958

		Total Indonesia	2,804,050

Italy - 3.5%
		Italy Buoni Poliennali Del Tesoro:
2,500,000	EUR	4.250% due 7/1/14	3,359,222
2,100,000	EUR	3.000% due 4/15/15	2,801,951
4,500,000	EUR	Italy Certificati di Credito del Tesoro, 0.000% due 1/31/14	5,821,157

		Total Italy	11,982,330

Japan - 14.8%
		Japan Government Ten Year Bond:
520,000,000	JPY	1.500% due 12/20/17	5,431,818
1,020,000,000	JPY	1.200% due 6/20/21	10,469,279
		Japan Government Thirty Year Bond:
600,000,000	JPY	2.500% due 9/20/35 - 6/20/36	6,886,584
		Japan Treasury Discount Bills:
790,000,000	JPY	0.096% due 6/4/13	7,833,784
1,180,000,000	JPY	0.042% due 6/24/13	11,700,844
790,000,000	JPY	0.080% due 8/19/13	7,832,496

		Total Japan	50,154,805

Malaysia - 1.0%
		Malaysia Government Bond:
2,200,000	MYR	4.012% due 9/15/17	729,558
680,000	MYR	3.260% due 3/1/18	219,011
1,300,000	MYR	5.734% due 7/30/19	472,704
2,600,000	MYR	4.378% due 11/29/19	886,357
682,000	MYR	3.492% due 3/31/20	221,544
1,990,000	MYR	4.160% due 7/15/21	677,807
250,000	MYR	3.480% due 3/15/23	81,181

		Total Malaysia	3,288,162

Mexico - 1.1%
		Mexican Bonos:
7,100,000	MXN	5.000% due 6/15/17	563,637
21,470,000	MXN	7.750% due 12/14/17 - 5/29/31	1,901,267
10,000,000	MXN	6.500% due 6/10/21	848,691
170,000	MXN	8.500% due 5/31/29	16,757
3,600,000	MXN	10.000% due 11/20/36	403,514

		Total Mexico	3,733,866

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
Netherlands - 7.9%
		Netherlands Government Bond:
$7,500,000	EUR	4.250% due 7/15/13 (a)	$9,779,196
3,100,000	EUR	0.750% due 4/15/15 (a)	4,069,241
200,000	EUR	3.250% due 7/15/15 (a)	276,372
2,700,000	EUR	1.250% due 1/15/18 (a)	3,587,175
5,100,000	EUR	4.000% due 7/15/19 (a)	7,776,843
900,000	EUR	3.500% due 7/15/20 (a)(b)	1,346,467

		Total Netherlands	26,835,294

Nigeria - 0.2%
		Nigeria Government Bond:
2,000,000	NGN	4.000% due 4/23/15	10,990
13,100,000	NGN	15.100% due 4/27/17	90,599
26,800,000	NGN	16.000% due 6/29/19	194,868
4,800,000	NGN	7.000% due 10/23/19	24,033
34,800,000	NGN	16.390% due 1/27/22	274,110

		Total Nigeria	594,600

Norway - 0.7%
12,300,000	NOK	Norway Government Bond, 5.000% due 5/15/15	2,253,494

Peru - 0.2%
		Peruvian Government International Bond:
1,190,000	PEN	7.840% due 8/12/20 (a)(b)	517,688
100,000	PEN	8.200% due 8/12/26 (b)	47,359
710,000	PEN	6.950% due 8/12/31 (a)(b)	295,775

		Total Peru	860,822

Poland - 0.6%
		Poland Government Bond:
510,000	PLN	5.250% due 10/25/17	168,984
3,000,000	PLN	5.500% due 10/25/19	1,028,820
2,500,000	PLN	5.750% due 10/25/21 - 9/23/22	891,272

		Total Poland	2,089,076

Qatar - 1.4%
		Qatar Government International Bond:
3,575,000		5.250% due 1/20/20 (a)	4,129,125
550,000		6.400% due 1/20/40 (a)	698,500

		Total Qatar	4,827,625

Romania - 0.1%
		Romania Government Bond:
100,000	RON	5.800% due 10/26/15	30,409

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
$200,000	RON	5.750% due 1/27/16	$60,908
400,000	RON	5.900% due 7/26/17	123,141

		Total Romania	214,458

Russia - 0.2%
11,700,000	RUB	Russian Federal Bond - OFZ, 7.050% due 1/19/28	354,118
10,000,000	RUB	Russian Foreign Bond - Eurobond, 7.850% due 3/10/18	330,799

		Total Russia	684,917

South Africa - 1.6%
		South Africa Government Bond:
23,500,000	ZAR	8.250% due 9/15/17	2,500,090
20,900,000	ZAR	7.250% due 1/15/20	2,132,335
100,000	ZAR	7.750% due 2/28/23	10,314
3,800,000	ZAR	10.500% due 12/21/26	468,887
2,500,000	ZAR	7.000% due 2/28/31	221,619

		Total South Africa	5,333,245

Spain - 1.7%
		Autonomous Community of Madrid Spain:
700,000	EUR	4.305% due 3/6/14	926,483
100,000	EUR	4.200% due 9/24/14	133,679
		Junta de Castilla y Leon:
100,000	EUR	6.270% due 2/19/18	140,302
200,000	EUR	6.505% due 3/1/19	283,294
		Spain Government Bond:
1,300,000	EUR	2.500% due 10/31/13	1,702,069
300,000	EUR	4.850% due 10/31/20	411,724
		Xunta de Galicia:
400,000	EUR	5.763% due 4/3/17	552,669
1,250,000	EUR	6.964% due 12/28/17	1,810,085

		Total Spain	5,960,305

Thailand - 0.1%
		Thailand Government Bond:
1,500,000	THB	3.650% due 12/17/21	50,433
11,000,000	THB	3.580% due 12/17/27	351,596

		Total Thailand	402,029

Turkey - 0.5%
		Turkey Government Bond:
2,565,795	TRY	3.000% due 1/6/21 - 2/23/22	1,555,499

		Total Turkey	1,555,499

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
United Kingdom - 10.3%
		United Kingdom Gilt Inflation Linked:
$9,797,355	GBP	1.875% due 11/22/22	$19,299,593
7,182,910	GBP	0.125% due 3/22/24	12,028,380
1,794,506	GBP	1.250% due 11/22/27	3,472,752

		Total United Kingdom	34,800,725

		TOTAL SOVEREIGN BONDS (Cost - $200,317,374)	196,705,412

ASSET-BACKED SECURITIES - 0.2%
Student Loan - 0.2%
336,858		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.226% due 4/25/38 (c)	340,291
180,998		South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.825% due 3/1/18 (c)	181,465

		Total Student Loan	521,756

		TOTAL ASSET-BACKED SECURITIES (Cost - $517,856)	521,756

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9%
		Banc of America Large Loan Inc.:
448,558		Series 2010-HLTN, Class HLTN, 2.499% due 11/15/15 (a)(c)	449,814
300,000		Series 2010-UB5, Class A4A, 5.634% due 2/17/51 (a)(c)(d)	337,788
102,961		Banc of America Mortgage Trust, Series 2003-F, Class 3A1, 3.123% due 7/25/33 (c)	105,676
13,514		BCAP LLC Trust, Series 2010-RR1, Class 1A1, 2.915% due 3/26/37 (a)(c)	13,613
		Bear Stearns Adjustable Rate Mortgage Trust:
18,823		Series 2003-5, Class 1A2, 2.625% due 8/25/33 (c)	18,628
22,863		Series 2003-7, Class 6A, 2.780% due 10/25/33 (c)	23,296
78,479		Series 2004-2, Class 22A, 2.925% due 5/25/34 (c)	76,258
18,429		Series 2004-2, Class 23A, 2.907% due 5/25/34 (c)	18,065
48,603		Series 2005-2, Class A2, 2.793% due 3/25/35 (c)	49,359
217,488		Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 2.650% due 1/26/36 (c)	171,087
		Countrywide Alternative Loan Trust:
20,991		Series 2005-21CB, Class A3, 5.250% due 6/25/35	19,669
119,917		Series 2007-11T1, Class A12, 0.543% due 5/25/37 (c)(e)	71,999
54,993		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37 (e)	45,562
67,756		Series 2007-7T2, Class A9, 6.000% due 4/25/37 (e)	53,509
		Countrywide Home Loan Mortgage Pass Through Trust:
10,632		Series 2004-12, Class 11A1, 3.049% due 8/25/34 (c)	9,734
53,876		Series 2005-11, Class 3A1, 2.663% due 4/25/35 (c)	44,282
236,523		Series 2005-2, Class 1A1, 0.513% due 3/25/35 (c)	175,514
28,119		Series 2005-3, Class 2A1, 0.483% due 4/25/35 (c)	22,918
187,427		Series 2005-9, Class 1A3, 0.423% due 5/25/35 (c)	160,956
105,592		Series 2005-HYB9, Class 3A2A, 2.459% due 2/20/36 (c)	95,758

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value
$36,136	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.570% due 8/25/33 (c)	$36,496
91,554	Crusade Global Trust, Series 2004-2, Class A2, 0.342% due 11/19/37 (c)	118,664
267,798	CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	201,439
62,554	CSMC Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	42,237
	Federal Home Loan Mortgage Corp. (FHLMC):
71,676	Structured Pass Through Securities, Series T-35, Class A, 0.473% due 9/25/31 (c)	66,539
101,225	Structured Pass Through Securities, Series T-62, Class 1A1, 1.378% due 10/25/44 (c)	99,489
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
124,903	Series 2391, Class FJ, 0.699% due 4/15/28 (c)	126,098
258,425	Series 2614, Class SJ, 19.115% due 5/15/33 (b)(c)	345,502
50,867	Series 3037, Class BC, 4.500% due 2/15/20	52,000
178,337	Series 3174, Class FM, 0.439% due 5/15/36 (c)	178,371
17,353	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	20,148
	Federal National Mortgage Association (FNMA), REMICS:
13,695	Series 2003-34, Class A1, 6.000% due 4/25/43	15,959
13,172	Series 2005-120, Class NF, 0.293% due 1/25/21 (c)	13,173
118,326	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	137,759
844,124	Government National Mortgage Association (GNMA), Series 2004-68, Class ZC, 6.000% due 8/20/34	976,128
12,276	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 1.940% due 3/25/33 (c)	12,296
	Harborview Mortgage Loan Trust:
34,826	Series 2003-1, Class A, 2.584% due 5/19/33 (c)	35,274
49,224	Series 2005-2, Class 2A1A, 0.418% due 5/19/35 (c)	42,231
128,958	Series 2005-3, Class 2A1A, 0.438% due 6/19/35 (c)	112,690
169,859	Series 2006-SB1, Class A1A, 1.023% due 12/19/36 (c)(e)	131,834
4,449	JPMorgan Alternative Loan Trust, Series 2006-A5, Class 2A1, 5.550% due 10/25/36 (c)	4,434
674,980	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2008-C2, Class A3, 6.288% due 2/12/51	699,026
	JPMorgan Mortgage Trust:
18,743	Series 2003-A2, Class 3A1, 2.115% due 11/25/33 (c)	19,072
9,515	Series 2005-A1, Class 6T1, 4.659% due 2/25/35 (c)	9,761
246,597	JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.834% due 7/27/37 (a)(c)	256,108
	Merrill Lynch Floating Trust:
544,728	Series 2008-LAQA, Class A1, 0.737% due 7/9/21 (a)(c)	543,567
1,000,000	Series 2008-LAQA, Class A2, 0.737% due 7/9/21 (a)(c)	990,424
17,437	Merrill Lynch Mortgage Investors Inc., Series 2003-A2, Class 1A1, 2.394% due 2/25/33 (c)	16,818
103,869	Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 1A, 1.760% due 10/25/35 (c)	104,077
422,819	Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB, 5.850% due 6/12/50 (c)	453,152
68,272	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.453% due 7/25/35 (b)(c)	68,252

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value
	Puma Finance Pty Ltd.:
$150,237	Series G5, Class A1, 0.414% due 2/21/38 (a)(c)	$148,565
53,208	Series P10, Class BA, 3.338% due 7/12/36 (b)(c)	50,367
201,936	Series P11, Class BA, 3.239% due 8/22/37 (c)	192,387
105,447	RALI Trust, Series 2007-QO2, Class A1, 0.343% due 2/25/47 (c)	68,020
	Residential Asset Securitization Trust:
42,234	Series 2005-A15, Class 5A1, 5.750% due 2/25/36 (e)	36,081
85,930	Series 2006-R1, Class A2, 0.593% due 1/25/46 (c)(e)	42,219
	Structured Adjustable Rate Mortgage Loan Trust:
24,701	Series 2004-1, Class 4A1, 2.583% due 2/25/34 (c)	25,119
88,722	Series 2004-19, Class 2A1, 1.569% due 1/25/35 (c)	71,241
118,400	Series 2004-4, Class 3A2, 2.599% due 4/25/34 (c)	119,752
	Structured Asset Mortgage Investments Inc.:
117,451	Series 2005-AR2, Class 2A1, 0.423% due 5/25/45 (c)	100,356
125,685	Series 2005-AR8, Class A1A, 0.473% due 2/25/36 (c)	100,941
83,801	Series 2006-AR5, Class 1A1, 0.403% due 5/25/46 (c)	55,130
200,000	Series 2007-AR4, Class A3, 0.413% due 9/25/47 (c)	135,047
203,391	Series 2007-AR6, Class A1, 1.673% due 8/25/47 (c)	169,231
396,407	Structured Asset Securities Corp., Series 2005-10, Class 4A1, 5.500% due 12/25/34	400,557
	Swan Trust:
181,323	Series 2006-1E, Class A1, 0.435% due 5/12/37 (c)	180,249
233,130	Series 2006-1E, Class A2, 3.090% due 5/12/37 (c)	223,714
234,793	Torrens Trust, Series 2007-1, Class A, 3.223% due 10/19/38 (c)	224,213
	Wachovia Bank Commercial Mortgage Trust:
808,889	Series 2003-C9, Class A4, 5.012% due 12/15/35 (c)	818,012
900,000	Series 2006-C23, Class A5, 5.416% due 1/15/45 (c)	996,984
500,000	Series 2006-C28, Class A4, 5.572% due 10/15/48	560,330
	WaMu Mortgage Pass Through Certificates:
2,986	Series 2001-7, Class A, 1.374% due 5/25/41 (c)	2,922
30,541	Series 2002-AR9, Class 1A, 1.573% due 8/25/42 (c)	29,197
12,808	Series 2003-AR5, Class A7, 2.449% due 6/25/33 (c)	12,940
107,874	Series 2005-AR13, Class A1A1, 0.483% due 10/25/45 (c)	101,726
173,671	Series 2006-AR13, Class 2A, 2.467% due 10/25/46 (c)	162,127
108,304	Series 2006-AR4, Class 2A1A, 2.467% due 5/25/46 (c)	97,588
47,189	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 1.113% due 7/25/46 (c)(e)	26,255
271,545	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-AR3, Class 1A7, 2.365% due 12/25/32 (c)	267,821

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,816,517)	13,311,594

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
CORPORATE BONDS & NOTES - 16.7%
Australia - 1.2%
$2,100,000	AUD	Investec Bank Australia Ltd., Government Liquid Guaranteed Notes, 5.000% due 2/27/14	$2,045,125
1,400,000	GBP	Suncorp-Metway Ltd., Government Liquid Guaranteed Notes, 4.000% due 1/16/14	2,171,455

		Total Australia	4,216,580

Bermuda - 0.3%
900,000		Qtel International Finance Ltd., Company Guaranteed Notes, 4.750% due 2/16/21	983,250

Cayman Islands - 0.6%
900,000		IPIC GMTN Ltd., Company Guaranteed Notes, 5.500% due 3/1/22 (a)(b)	1,041,750
1,000,000		QNB FINANCE Ltd., Bank Guaranteed Notes, 3.375% due 2/22/17	1,045,000

		Total Cayman Islands	2,086,750

Colombia - 0.1%
324,000,000	COP	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 8.375% due 2/1/21	196,866

France - 0.3%
1,000,000		BPCE SA, Senior Unsecured Notes, 2.023% due 2/7/14 (a)(c)	1,009,346

Germany - 3.5%
7,900,000	EUR	KFW, Government Guaranteed Notes, 3.625% due 1/20/20	11,879,000

Ireland - 0.2%
11,200,000	RUB	Novatek OAO via Novatek Finance Ltd., Senior Unsecured Notes, 7.750% due 2/21/17 (a)(b)	354,608
9,500,000	RUB	Russian Railways via RZD Capital PLC, Senior Unsecured Notes, 8.300% due 4/2/19	311,281

		Total Ireland	665,889

Japan - 0.0%
100,000	EUR	Tokyo Electric Power Co., Inc. (The), General Reference Mortgage Notes, 4.500% due 3/24/14	132,316

Jersey Channel Islands - 0.1%
200,000	GBP	HBOS Capital Funding LP, Bank Guaranteed Notes, 9.540% due 3/29/49 (c)	318,748

Luxembourg - 0.4%
400,000	EUR	Fiat Finance & Trade SA, Company Guaranteed Notes, 7.625% due 9/15/14	549,507
350,000		Gazprom OAO Via Gaz Capital SA, Senior Unsecured Notes, 8.125% due 7/31/14	376,740
7,000,000	RUB	Russian Agricultural Bank OJSC Via RSHB Capital SA, Senior Unsecured Notes, 8.700% due 3/17/16	227,719
10,000,000	RUB	Sberbank of Russia Via SB Capital SA, Senior Unsecured Notes, 7.000% due 1/31/16	315,047

		Total Luxembourg	1,469,013

Netherlands - 0.7%
1,000,000		Deutsche Telekom International Finance BV, Company Guaranteed Notes, 6.750% due 8/20/18	1,229,292
100,000	EUR	NIBC Bank NV, Government Liquid Guaranteed Notes, 3.500% due 4/7/14	133,443
335,742	EUR	NXP BV/NXP Funding LLC, Senior Secured Notes, 2.961% due 10/15/13 (c)	437,921
500,000		SABIC Capital I BV, Company Guaranteed Notes, 3.000% due 11/2/15	520,667

		Total Netherlands	2,321,323

New Zealand - 0.1%
200,000		ANZ New Zealand International Ltd., Bank Guaranteed Notes, 6.200% due 7/19/13 (a)	201,653

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
Norway - 0.6%
		Eksportfinans ASA, Senior Unsecured Notes:
$900,000		2.375% due 5/25/16	$871,875
100,000	CHF	2.875% due 11/16/16	104,711
500,000		5.500% due 6/26/17	525,000
		Statoil ASA, Company Guaranteed Notes:
300,000		3.125% due 8/17/17	321,401
300,000		5.100% due 8/17/40	334,170

		Total Norway	2,157,157

Qatar - 0.3%
850,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19	1,061,438

South Korea - 1.6%
		Export-Import Bank of Korea, Senior Unsecured Notes:
1,900,000		1.226% due 7/26/13 (a)(c)	1,900,444
2,200,000		5.000% due 4/11/22	2,440,801
850,000		Korea Development Bank (The), Senior Unsecured Notes, 4.000% due 9/9/16	913,004

		Total South Korea	5,254,249

Spain - 0.5%
900,000	EUR	Bankia SA, Senior Unsecured Notes, 0.383% due 4/23/14 (c)	1,133,681
400,000	EUR	Santander International Debt SAU, Bank Guaranteed Notes, 4.500% due 5/18/15	543,785

		Total Spain	1,677,466

United Kingdom - 1.7%
900,000	GBP	Barclays Bank PLC, Junior Subordinated Notes, 14.000% due 11/29/49 (c)	1,850,854
600,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18 (a)	676,399
		LBG Capital No.1 PLC, Bank Guaranteed Notes:
300,000	GBP	7.869% due 8/25/20	495,654
200,000		8.500% due 12/29/49 (a)(c)	211,842
		LBG Capital No.2 PLC, Bank Guaranteed Notes:
100,000	GBP	7.625% due 12/9/19	162,087
300,000	GBP	15.000% due 12/21/19	665,866
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/1/14 (a)	1,034,930
600,000		Standard Chartered PLC, Senior Unsecured Notes, 5.500% due 11/18/14 (a)	638,476
100,000		Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14 (a)(b)	104,929

		Total United Kingdom	5,841,037

United States - 4.5%
		Ally Financial Inc.:
200,000		Company Guaranteed Notes, 6.750% due 12/1/14	215,000
500,000		Senior Unsecured Notes, 0.000% due 6/15/15	471,350
		American International Group Inc.:
600,000	EUR	Junior Subordinated Notes, 8.000% due 5/22/38 (c)	926,665
		Senior Unsecured Notes:
441,000	GBP	6.765% due 11/15/17	801,600

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†		Security	Value
$712,000	EUR	6.797% due 11/15/17	$1,115,962
800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/5/17	1,162,576
900,000	EUR	Bank of America Corp., Subordinated Notes, 0.882% due 5/23/17 (c)	1,117,838
1,000,000		Boston Scientific Corp., Senior Unsecured Notes, 4.500% due 1/15/15	1,056,203
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
600,000		8.000% due 6/1/14	639,278
400,000		8.700% due 10/1/14	439,606
500,000	AUD	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 3.568% due 4/12/16 (c)	469,457
1,300,000		HSBC Finance Corp., Subordinated Notes, 6.676% due 1/15/21	1,543,619
500,000		L Brands, Inc., Senior Unsecured Notes, 6.900% due 7/15/17	576,250
300,000		Lazard Group LLC, Senior Unsecured Notes, 7.125% due 5/15/15	328,721
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 12/30/16 (e)	325,000
650,000		Macy’s Retail Holdings Inc., Company Guaranteed Notes, 5.750% due 7/15/14	684,954
1,100,000		Reynolds American Inc., Company Guaranteed Notes, 6.750% due 6/15/17	1,303,051
100,000		SLM Corp., Senior Unsecured Notes, 5.000% due 10/1/13	101,125
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,214,087
500,000		UST LLC, Senior Unsecured Notes, 5.750% due 3/1/18	580,889

		Total United States	15,073,231

		TOTAL CORPORATE BONDS & NOTES (Cost - $52,644,611)	56,545,312

MORTGAGE-BACKED SECURITIES - 2.3%

FNMA - 2.3%
		Federal National Mortgage Association (FNMA):
968,624		5.700% due 8/1/18 (c)	1,036,664
97,713		3.000% due 1/1/22	101,999
948,950		2.500% due 10/1/27	969,421
168,109		2.492% due 11/1/34 (c)	180,909
299,553		6.500% due 8/1/37	320,612
3,000,000		4.500% due 6/1/43 (f)	3,206,250
2,000,000		3.500% due 7/1/43 (f)	2,066,328
14,087		7.000% due 10/1/48	15,718

		TOTAL FNMA	7,897,901

GNMA - 0.0%
52,751		Government National Mortgage Association II (GNMA), 6.000% due 9/20/38	56,886

		TOTAL GNMA	56,886

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $7,924,128)	7,954,787

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value
MUNICIPAL BONDS - 1.9%

United States - 1.9%
$200,000	Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Revenue Bonds, Series A-2, 5.875% due 6/1/47	$180,198
100,000	Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Refunding Bonds, Series p-1, 5.000% due 2/1/28	116,385
1,500,000	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, 6.890% due 1/1/42	1,864,845
200,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Build America Bonds, 5.508% due 8/1/37	243,982
300,000	Philadelphia School District, Build America General Obligation Bonds, 6.765% due 6/1/40	334,320
750,000	Port Authority of New York & New Jersey, Consolidated Bonds, One Hundred Sixty-Eighth Series, 4.926% due 10/1/51	818,273
100,000	Puerto Rico Sales Tax Financing Corp., Revenue Bonds, Series A, AMBAC-Insured, –% due 8/1/54	8,707
2,600,000	Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Bonds, Series 2012, 5.000% due 12/15/24	2,900,248
100,000	Tobacco Settlement Financing Corp., New Jersey, Tobacco Settlement Revenue Bonds, Series 1A, 5.000% due 6/1/41	88,487

	Total United States	6,555,445

	TOTAL MUNICIPAL BONDS (Cost - $6,058,709)	6,555,445

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 17.0%
U.S. GOVERNMENT OBLIGATIONS - 17.0%
	U.S. Treasury Bonds:
900,000	3.750% due 8/15/41	984,657
1,650,000	3.000% due 5/15/42	1,561,313
2,300,000	3.125% due 2/15/43	2,227,046
	U.S. Treasury Notes:
400,000	0.250% due 11/30/13	400,344
200,000	1.000% due 1/15/14	201,125
3,800,000	0.250% due 1/31/14	3,803,861
6,543,000	1.250% due 2/15/14	6,595,652
2,700,000	0.250% due 2/28/14	2,702,848
2,257,000	1.250% due 3/15/14	2,276,925
8,397,000	0.250% due 3/31/14	8,405,859
500,000	1.750% due 3/31/14	506,699
3,700,000	0.250% due 4/30/14	3,703,903
500,000	1.875% due 4/30/14	507,890
100,000	1.000% due 5/15/14	100,812
4,300,000	0.250% due 5/31/14	4,304,537
3,200,000	0.750% due 3/31/18	3,159,501
5,500,000	2.000% due 2/15/23	5,442,421
	U.S. Treasury Inflation Indexed Bonds:
3,511,214	0.625% due 7/15/21	3,807,473

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount		Security	Value
$ 6,787,242		0.125% due 1/15/22	$6,999,343

		TOTAL U.S. GOVERNMENT OBLIGATIONS	57,692,209

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $58,241,266)	57,692,209

Contracts
PURCHASED OPTIONS - 0.0%
United States - 0.0%
3,600,000		Swaption, 3-Month USD-LIBOR, Put @ 3.88, expires 4/14/14	86,180

		TOTAL PURCHASED OPTIONS (Cost - $181,440)	86,180

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $338,701,901)	339,372,695

Face Amount †		Security	Value
SHORT-TERM INVESTMENTS — 3.4%
COMMERCIAL PAPER - 0.3%
$1,100,000		Standard Chartered Bank, 0.959% due 10/1/13 (a)(g)
		(Cost - $1,096,517)	1,096,517

TIME DEPOSITS- 2.3%
6,694,438		Banco Santander SA - Germany, 0.03% due 06/03/2013	6,694,438

		BBH - Grand Cayman:
63	DKK	-0.10% due 06/03/2013	11
1,438	EUR	0.00% due 06/03/2013	1,867
83	CHF	0.00% due 06/03/2013	86
22,522	JPY	0.01% due 06/03/2013	1,636
170,999	GBP	0.08% due 06/03/2013	259,551
1,987	CAD	0.28% due 06/03/2013	1,921
58,436	AUD	1.90% due 06/03/2013	56,098
8,161	ZAR	4.15% due 06/03/2013	810
123	NZD	1.67% due 06/04/2013	98

		Citibank - London:
24,406	EUR	0.00% due 06/03/2013	31,675
15,546,635	JPY	0.01% due 06/03/2013	154,165

234,174		Skandinaviska Enskilda Banken AB - Sweden, 0.03% due 06/03/2013	234,174

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Face Amount†	Security	Value
$149,846	Societe Generale - France, 0.03% due 06/03/2013	$149,846

	TOTAL TIME DEPOSITS (Cost - 7,586,376)	7,586,376

U.S. GOVERNMENT AGENCIES - 0.2%
700,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 0.150% due 2/24/14 (g)	699,224

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $699,224)	699,224

U.S. GOVERNMENT OBLIGATIONS - 0.6%
	U.S. Treasury Bills:
534,000	0.126% due 12/12/13 (g)	533,641
1,556,000	0.090% due 2/6/14 (g)	1,555,040
30,000	0.150% due 3/6/14 (g)	29,965

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $2,118,646)	2,118,646

	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,500,763)	11,500,763

	TOTAL INVESTMENTS - 103.4% (Cost - $350,202,664 #)	350,873,458

	Liabilities in Excess of Other Assets - (3.4%)	(11,635,708)

	TOTAL NET ASSETS - 100.0%	$339,237,750

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Illiquid Security.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2013.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Security is currently in default.
(f)	This security is traded on a TBA basis (see Note 1).
(g)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC	—	American Bond Assurance Corporation
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
COP	—	Columbian Peso
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
GMTN	—	Global Medium Term Note
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgitt
NGN	—	Nigerian Naira
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo
PLC	—	Public Limited Company
PLN	—	Polish Zloty
REMICS	—	Real Estate Mortgage Investment Conduits
RON	—	Romanian Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Summary of Investments by Security Type^
Sovereign Bonds	56.1%
U.S. Government & Agency Obligations	16.4
Corporate Bonds & Notes	16.1
Collateralized Mortgage Obligations	3.8
Mortgage-Backed Securities	2.3
Municipal Bonds	1.9
Asset-Backed Securities	0.1
Purchased Options	0.0 **
Short-Term Investments	3.3

100.0%

^	As a percentage of total investments.
**	Position represents less than 0.1%

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Schedule of Options Contracts Written

Contracts		Security Name	Expiration Date	Strike Price	Value
United States
100,000		OTC U.S. dollar versus South African Rand, Call	7/22/13	$9.90	$4,199
1,100,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	6/3/13	1.50	0
1,100,000		Swaption, 3-Month USD-LIBOR, Call	7/11/13	1.20	15,436
1,100,000		Swaption, 3-Month USD-LIBOR, Put	7/11/13	1.20	5
1,600,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/13	1.15	25
2,600,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/13	1.15	41
5,900,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/13	1.15	92
1,000,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/13	1.70	61
2,200,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/13	1.70	133
3,500,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/24/13	1.70	212
1,500,000		Swaption, 3-Month USD-LIBOR, Call	7/29/13	1.80	592
2,000,000		Swaption, 3-Month USD-LIBOR, Call	7/29/13	1.80	789
2,700,000		Swaption, 3-Month USD-LIBOR, Call	7/29/13	1.80	1,066
3,400,000		Swaption, 3-Month USD-LIBOR, Call	7/29/13	1.80	1,342
3,800,000		Swaption, 3-Month USD-LIBOR, Call	7/29/13	1.80	1,500
4,000,000		Swaption, 3-Month USD-LIBOR, Call	7/29/13	1.80	1,579
1,500,000		Swaption, 3-Month USD-LIBOR, Put	7/29/13	2.65	7,487
2,000,000		Swaption, 3-Month USD-LIBOR, Put	7/29/13	2.65	9,983
2,700,000		Swaption, 3-Month USD-LIBOR, Put	7/29/13	2.65	13,477
3,400,000		Swaption, 3-Month USD-LIBOR, Put	7/29/13	2.65	16,972
3,800,000		Swaption, 3-Month USD-LIBOR, Put	7/29/13	2.65	18,968
4,000,000		Swaption, 3-Month USD-LIBOR, Put	7/29/13	2.65	19,966
1,200,000		Swaption, 3-Month USD-LIBOR, Call	9/3/13	0.75	182
3,300,000		Swaption, 3-Month USD-LIBOR, Call	9/3/13	0.75	500
1,200,000		Swaption, 3-Month USD-LIBOR, Put	9/3/13	1.25	11,189
3,300,000		Swaption, 3-Month USD-LIBOR, Put	9/3/13	1.25	30,770
900,000		Swaption, 3-Month USD-LIBOR, Put	10/28/13	1.50	7,061
15,100,000		Swaption, 3-Month USD-LIBOR, Put	4/14/14	2.85	47,385
3,000,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/1/14	10.00	0

		Total United States			211,012

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $471,896)			$211,012

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Schedule of Forward Sale Commitments

Face Amount	Security	Value
	Deutsche Bank Securities Inc.
$1,095,875	0.100% due 6/4/13	$1,095,875
	Federal National Mortgage Association (FNMA)
1,000,000	3.000% due 6/1/43 (a)	1,004,688

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $2,133,688)	$2,100,563

(a)	This security is traded on a TBA basis (see Note 1).

For details of other financial instruments held by this Fund, refer to Note 3.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Investments

Schedule of Reverse Repurchase Agreements (See note 1)

Face Amount	Broker	Interest Rate	Currency	Maturity	Value
$1,095,875	Deutsche Bank Securities, Inc.	-0.10%	USD	6/4/2013	$1,095,875

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 95.2%
Alaska - 2.3%
$1,750,000	AA-	North Slope Borough Alaska, GO, Series A, NPFG-Insured, 5.000% due 6/30/16	$1,972,985

California - 11.2%
1,000,000	AA+	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	1,288,140
1,050,000	AA-	California Statewide Communities Development Authority, Sutter Health Project, Series A, 5.500% due 8/15/26	1,235,777
1,000,000	AA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, Prerefunded 7/1/14 @ 100, NPFG-Insured, 5.250% due 7/1/19(a)	1,053,730
1,500,000	A+	San Diego County Regional Airport Authority, Series A, 5.000% due 7/1/43	1,636,305
1,500,000	A+	San Francisco, CA, City & County Airports Commission, Series C-2, 5.000% due 5/1/21	1,773,285
1,000,000	AA-	San Francisco, CA, Public Utilities Commission Water Revenue, Sub-Series D, 5.000% due 11/1/19	1,210,270
1,230,000	Aa1(b)	Santa Monica-Malibu, CA, Unified School District, Election of 2006 Project, Series A, Prerefunded 8/01/17 @ 100, FGIC & NPFG-Insured, 5.000% due 8/1/26(a)	1,444,032

		Total California	9,641,539

Colorado - 11.7%
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,281,240
2,000,000	AA-	Denver City & County School District No 1, Series C, 5.000% due 12/1/22	2,457,980
1,500,000	AA-	Jefferson County School District R-1, GO, Broomfield Counties, CO, Refunding Bonds, Series 2012, 5.000% due 12/15/26	1,833,420
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,487,347
2,000,000	A+	University of Colorado Hospital Authority, Revenue Bonds, Series 2012A, 4.000% due 11/15/36	1,949,400

		Total Colorado	10,009,387

Connecticut - 1.4%
1,000,000	AA	State of Connecticut, GO, Series C, 5.000% due 6/1/17	1,162,850

District of Colombia - 3.4%
2,500,000	AAA	District of Columbia, Income Tax Revenue Bonds, Series A, 5.000% due 12/1/28	2,902,750

Florida - 2.6%
1,000,000	A	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville Project, 5.000% due 10/1/21	1,129,680
1,000,000	A+	Miami-Dade County, FL, Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,146,380

		Total Florida	2,276,060

Georgia - 5.2%
2,000,000	AA-	Augusta, GA, Water and Sewer Revenue, AGM-Insured, 5.000% due 10/1/21	2,297,880
1,800,000	A	Municipal Electric Authority of Georgia, Series B, 5.000% due 1/1/20	2,149,344

		Total Georgia	4,447,224

Illinois - 2.8%
		Illinois Finance Authority Revenue :
1,095,000	A2(b)	DePaul University, Series A, 5.375% due 10/1/19	1,325,727
1,000,000	A	Bradley University, Series A, XLCA-Insured, 5.000% due 8/1/34	1,040,220

		Total Illinois	2,365,947

Kansas - 1.3%
1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,158,422

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
Massachusetts - 4.6%
$1,400,000	AA+	Commonwealth of Massachusetts, GO, Series A, NPFG-Insured, 5.250% due 8/1/16	$1,602,230
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,240,510
1,000,000	A2(b)	Massachusetts HEFA Revenue, Northeastern University, Series R, 5.000% due 10/1/28	1,115,380

		Total Massachusetts	3,958,120

Michigan - 2.2%
1,750,000	AA-	Kalamazoo, MI, Hospital Finance Authority, Hospital Facilities Revenue, Bronson Hospital A RMK 4/30/08, AGM-Insured, 5.000% due 5/15/26	1,880,533

Minnesota - 0.3%
218,795	AA+	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	225,713

New Jersey - 3.9%
1,340,000	Aa3(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,718,912
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Centre, 5.000% due 7/1/27	1,629,750

		Total New Jersey	3,348,662

New York - 3.4%
1,450,000	AAA	New York City, NY, Municipal Water Finance Authority, Water and Sewer System Revenue, Series E, Prerefunded 6/15/13 @ 100, 5.000% due 6/15/38(a)	1,451,943
385,000	AA-	New York State, Urban Development Corp., Refunding Correctional Capital Facilities, Series A, AGM-Insured, 5.250% due 1/1/14	396,022
470,000	Aa2(b)	New York, GO, Series D, Prerefunded 11/1/14 @ 100, 5.000% due 11/1/27(a)	501,443
530,000	AA(c)	New York, GO, Series D, Unrefunded Portion, 5.000% due 11/1/27	556,304

		Total New York	2,905,712

North Carolina - 2.6%
2,000,000	A-	North Carolina Eastern Municipal Power Agency, Series B, 5.000% due 1/1/26	2,227,700

Oregon - 4.4%
1,000,000	AA	Oregon State Department of Administrative Services, COP, Series A, Prerefunded 5/1/15 @ 100, AGM-Insured, 5.000% due 5/1/24(a)	1,088,630
1,000,000	AA-	Port of Portland Airport Revenue, Portland International Project, Sub-Series, Twenty C, AMT, 5.000% due 7/1/16(d)	1,128,830
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23, GO, NPFG-Insured, 5.000% due 6/15/22	1,597,210

		Total Oregon	3,814,670

Pennsylvania - 2.7%
2,000,000	AA	Commonwealth of Pennsylvania, GO, 5.000% due 7/1/17	2,334,140

Tennessee - 1.2%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	1,050,720

Texas - 15.4%
2,000,000	AAA	Keller, TX, Independent School District, PSF-GTD-Insured, 4.750% due 8/15/32	2,216,760
2,500,000	AAA	North East, TX, Independent School District, Refunding, PSF-GTD-Insured, 5.250% due 2/1/30	3,187,500
2,000,000	AA	Round Rock, TX, Independent School District, GO, 5.000% due 8/1/33	2,277,760
		Texas State, Transportation Commission:
1,000,000	AAA	5.000% due 4/1/27	1,137,910
2,575,000	AAA	5.250% due 4/1/26	3,311,656

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Face Amount	Rating††	Security	Value
Texas - 15.4% - (continued)
$1,000,000	AA-	Waxahachie, TX, GO, Series A, AGM-Insured, 5.000% due 8/1/25	$1,080,800

		Total Texas	13,212,386

Washington - 7.4%
2,000,000	AA+	King County, WA School District No. 210 Federal Way, FGIC & NPFG-Insured, 5.000% due 12/1/23	2,299,020
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,324,700
1,500,000	A+	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,760,520

		Total Washington	6,384,240

Wisconsin - 5.2%
2,500,000	AA+	State of Wisconsin, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	3,032,675
1,340,000	BBB	Wisconsin State, HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,403,181

		Total Wisconsin	4,435,856

		TOTAL MUNICIPAL BONDS (Cost - $75,321,914)	81,715,616

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $75,321,914)	81,715,616

SHORT-TERM INVESTMENTS — 3.5%
TIME DEPOSITS- 3.5%
		Banco Santander SA - Germany:
529,734		0.030% due 6/3/13	529,734
		BNP Paribas - Grand Cayman:
2,509,214		0.030% due 6/3/13	2,509,214

		TOTAL TIME DEPOSITS (Cost - $3,038,948)	3,038,948

		TOTAL SHORT-TERM INVESTMENTS (Cost - $3,038,948)	3,038,948

		TOTAL INVESTMENTS - 98.7% (Cost - $78,360,862 #)	84,754,564

		Other Assets in Excess of Liabilities - 1.3%	1,159,526

		TOTAL NET ASSETS - 100.0%	$85,914,090

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service. All ratings are unaudited.
(c)	Rating by Fitch Ratings Service. All ratings are unaudited.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Investments

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	Ambac Assurance Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guarantee Insurance Company
FNMA	—	Federal National Mortgage Association
GNMA	—	Government national Mortgage Association
GO	—	General Obligation
HEFA	—	Health & Education Facility Authority
PSF-GTD	—	Permanent School Fund Guranteed
NPFG	—	National Public Finance Guarantee Corp.
XLCA	—	XL Capital Assurance Inc.

See pages 118 and 119 for definition of ratings.

Summary of Investments by Industry^
Education	25.4%
General Obligation	21.2
Health Care Providers & Services	12.6
Transportation	10.3
Utilities	7.1
Airport	5.3
Power	5.1
Development	4.4
Water and Sewer	2.9
Public Facilities	1.8
Housing	0.3
Short-Term Investments	3.6

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Money Market Investments

Face Amount	Security	Value
SHORT-TERM INVESTMENTS — 100.1%
CERTIFICATES OF DEPOSIT — 22.9%
$20,000,000	Bank of Montreal, 0.190% due 7/12/13	$20,000,000
20,000,000	Branch Banking & Trust, 0.180% due 8/1/13	20,000,000
7,000,000	Deutsche Bank AG, 0.430% due 8/21/13	7,000,000
15,000,000	JPMorgan Chase & Co., 0.200% due 7/26/13	15,000,000
2,900,000	National Bank of Canada, 0.550% due 7/11/13	2,900,000
	Norinchukin Bank:
8,000,000	0.380% due 7/2/13	8,000,771
12,000,000	0.240% due 7/2/13	12,000,000
10,000,000	Sumitomo Mitsui Banking Corporation, 0.230% due 6/11/13	10,000,000
10,000,000	UBS AG, 0.270% due 6/17/13	10,000,194

	TOTAL CERTIFICATES OF DEPOSIT (Cost — $104,900,965)	104,900,965

COMMERCIAL PAPER — 58.2%
10,000,000	ASB Finance Ltd., 0.230% due 8/28/13(a)(b)	9,994,506
10,000,000	Atlantic Asset Securitization Corp., 0.080% due 6/3/13(a)(b)	10,000,000
20,000,000	Autobahn Funding Co. LLC, 0.090% due 6/3/13(a)(b)	20,000,000
20,000,000	Bank of Nova Scotia, 0.050% due 6/3/13(a)	20,000,000
	Barclays U.S. Funding Corp.:
6,000,000	0.070% due 6/3/13(a)	6,000,000
7,000,000	0.190% due 8/22/13(a)	6,997,044
15,000,000	Barton Capital LLC, 0.090% due 6/3/13(a)(b)	15,000,000
	BNP Paribas Finance Inc.:
10,000,000	0.080% due 6/3/13(a)	10,000,000
9,000,000	0.160% due 6/28/13(a)	8,999,000
7,000,000	Coca-Cola Company, 0.200% due 8/20/13(a)	6,996,967
3,000,000	Collateralized Commercial Paper Program Co. LLC, 0.381% due 8/1/13(a)	2,998,132
20,000,000	DNB Bank ASA, 0.215% due 8/23/13(a)	19,990,325
20,000,000	Lloyds Bank PLC, 0.070% due 6/3/13(a)(b)	20,000,000
	Market Street Funding LLC:
10,000,000	0.180% due 6/17/13(a)(b)	9,999,300
10,000,000	0.180% due 7/10/13(a)(b)	9,998,150
5,000,000	Mizuho Funding LLC, 0.235% due 7/2/13(a)(b)	4,999,053
20,000,000	National Funding Australia Delaware, Inc., 0.035% due 6/3/13(a)	20,000,000
20,000,000	Novartis Securities Investment Ltd., 0.060% due 6/3/13(a)(b)	20,000,000
20,000,000	Skandinaviska Enskilda Banken AB, 0.205% due 8/21/13(a)(b)	19,991,003
4,000,000	Swedbank AB, 0.200% due 6/27/13(a)	3,999,467
20,000,000	Unilever Capital Corp., 0.020% due 6/3/13(a)(b)	20,000,000

	TOTAL COMMERCIAL PAPER (Cost — $265,962,947)	265,962,947

TIME DEPOSITS — 0.6%
632,936	Banco Santander SA - Germany, 0.030% due 6/3/13	632,936
1,983,992	Societe Generale - France, 0.030% due 6/3/13	1,983,992

	TOTAL TIME DEPOSITS (Cost — $2,616,928)	2,616,928

U.S. GOVERNMENT AGENCIES — 17.6%
	Federal Home Loan Bank (FHLB), Discount Notes:
20,000,000	0.060% due 6/19/13(a)	19,999,466
2,700,000	0.170% due 7/1/13(a)	2,699,643
15,000,000	0.070% due 7/17/13(a)	14,998,717

Schedules of Investments

(unaudited) (continued)

Money Market Investments

Face Amount	Security	Value
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
$15,000,000	0.170% due 6/18/13(a)	$14,998,938
3,000,000	0.170% due 8/30/13(a)	2,998,753
25,000,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.075% due 8/19/13(a)	24,995,990

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $80,691,507)	80,691,507

U.S. GOVERNMENT OBLIGATIONS — 0.8%
3,700,000	U.S. Treasury Bills, 0.156% due 7/25/13(a) (Cost — $3,699,166)	3,699,166

	TOTAL SHORT-TERM INVESTMENTS (Cost — $457,871,513)	457,871,513

	TOTAL INVESTMENTS — 100.1% (Cost — $457,871,513 #)	457,871,513

	Liabilities in Excess of Other Assets — (0.1)%	(542,375)

	TOTAL NET ASSETS — 100.0%	$457,329,138

(a)	Rate shown represents yield-to-maturity.
(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
#	Aggregate cost for federal income tax purposes is substantially the same.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments, (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of the Consulting Group Capital Markets Funds (the “Trust”) except for International Fixed Income Investments, which is non-diversified. The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Each Fund calculates its net asset value (“NAV”) once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally at 4:00 p.m. Eastern time) on each day the NYSE is open. If the NYSE closes early, the Funds may accelerate calculation of NAV. Portfolio securities of Money Market Investments will be valued at amortized cost. Portfolio securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the London Stock Exchange.

Exchange-traded options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved broker-dealers are valued using those automated broker-dealer quotations. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap agreement. Foreign currency contracts are valued using the official closing price for such contracts on the London Stock Exchange.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sale price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved pricing service; such valuations are determined by the pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services LLC (“CGAS” or the “Manager”).

The Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager (the “Valuation Committee”) in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV.

Each business day, Emerging Markets Equity Investments and International Equity Investments use a pricing service to assist with the valuation of certain foreign equity securities. This process is designed to value such foreign equity securities at fair value as of the close of business on the NYSE, which follows the close of the local markets.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1– unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy. To the extent these securities are actively traded and valuation adjustments are not applied, common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

The valuation techniques used by the Funds to measure fair value during the period ended May 31, 2013, maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:

	Total Fair Value at May 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$274,568,918	$274,568,918	$—	$—
Consumer Staples	101,366,226	101,366,226	—	—
Energy	111,552,640	111,552,640	—	—
Financials	102,439,854	102,439,854	—	—
Health Care	224,225,891	224,225,891	—	—
Industrials	149,517,378	149,517,378	—	—
Information Technology	449,558,986	449,558,986	—	—
Materials	70,803,706	70,803,706	—	—
Telecommunication Services	36,483,630	36,483,630	—	—
Warrants:
Energy	1,066,812	1,066,812	—	—
Short-term Investments:
Money Market Fund	36,697,401	36,697,401	—	—
Time Deposits	23,491,306	—	23,491,306	—
U.S. Government Agencies	10,689,991	—	10,689,991	—

Total - Investments, at value	$1,592,462,739	$1,558,281,442	$34,181,297	$—

Large Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$89,794,842	$89,794,842	$—	$—
Consumer Staples	63,750,472	63,750,472	—	—
Energy	184,774,964	184,774,964	—	—
Financials	227,917,494	227,917,494	—	—
Health Care	134,349,312	134,349,312	—	—
Industrials	109,979,436	109,979,436	—	—
Information Technology	143,857,450	143,857,450	—	—
Materials	65,885,464	65,885,464	—	—
Telecommunication Services	21,781,583	21,781,583	—	—
Utilities	27,899,041	27,899,041	—	—
Short-term Investments:
Money Market Fund	24,833,674	24,833,674	—	—
Time Deposits	40,433,405	—	40,433,405	—

Total - Investments, at value	$1,135,257,137	$1,094,823,732	$40,433,405	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$44,429,198	$44,429,198	$—	$—
Consumer Staples	7,485,751	7,485,751	—	—
Energy	23,405,916	23,405,916	—	—
Financials	19,881,054	19,881,054	—	—
Health Care	60,795,676	60,795,676	—	—
Industrials	69,750,247	69,750,247	—	—
Information Technology	51,982,983	51,982,983	—	—
Materials	4,577,112	4,577,112	—	—
Telecommunication Services	1,481,711	1,481,711	—	—
Short-term Investments:
Money Market Fund	25,875,789	25,875,789	—	—
Time Deposits	9,771,569	—	9,771,569	—

Total - Investments, at value	$319,437,006	$309,665,437	$9,771,569	$—

Small Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$36,029,025	$36,029,025	$—	$—
Consumer Staples	8,360,504	8,360,504	—	—
Energy	11,552,106	11,552,106	—	—
Financials	45,849,577	45,849,577	—	—
Health Care	10,290,892	10,290,892	—	—
Industrials	51,370,285	51,370,285	—	—
Information Technology	16,061,487	16,061,487	—	—
Materials	24,123,234	24,123,234	—	—
Telecommunication Services	597,680	597,680	—	—
Utilities	4,972,894	4,972,894	—	—
Short-term Investments:
Commercial Paper	1,474,985	—	1,474,985	—
Money Market Fund	8,224,845	8,224,845	—	—
Time Deposits	9,551,477	—	9,551,477	—

Total - Investments, at value	$228,458,991	$217,432,529	$11,026,462	$—

	Total Fair Value at May 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Investments
Investments, at value
Common Stocks:
United Kingdom	$146,339,833	$—	$146,327,959	$11,874
Japan	112,859,616	—	112,859,616	—
Switzerland	74,317,634	—	74,317,634	—
Germany	68,644,904	695,780	67,949,124	—
France	66,541,077	—	66,541,077	—
Netherlands	37,837,747	4,554,922	33,282,825	—
Canada	31,395,175	31,395,175	—	—
Hong Kong	23,435,964	—	23,435,964	—
Australia	14,860,144	—	14,860,144	—
Other Countries	140,667,100	54,404,117	86,262,983	—
Preferred Stocks:
Germany	7,845	—	7,845	—
Italy	1,053	—	1,053	—
Warrants:
Luxembourg	1,522,860	1,522,860	—	—
Short-term Investments:
Money Market Fund	31,402,799	31,402,799	—	—
Time Deposits	42,880,942	—	42,880,942	—

Total - Investments, at value	$792,714,693	$123,975,653	$668,727,166	$11,874

Other Financial Instruments
Forward Foreign Currency Contracts	673,619	—	673,619	—

Total - Other Financial Instruments	$673,619	$—	$673,619	$—

Emerging Markets Equity Investments
Investments, at value
Common Stocks:
India	$67,337,773	$6,734,989	$60,602,784	$—
Brazil	55,840,962	55,840,962	—	—
China	34,026,016	7,068,538	26,957,478	—
Mexico	33,570,113	33,570,113	—	—
South Korea	31,698,427	7,084,757	24,613,670	—
Russia	29,042,952	6,944,905	22,098,047	—
United Kingdom	28,846,266	—	28,846,266	—
Hong Kong	23,160,858	4,078,522	19,082,336	—
South Africa	22,221,342	9,053,115	13,168,227	—
Turkey	2,185,600	—	—	2,185,600
Other Countries	120,289,789	47,156,638	73,133,151	—
Short-term Investments:
Money Market Fund	14,590,093	14,590,093	—	—
Time Deposits	15,392,300	—	15,392,300	—

Total - Investments, at value	$478,202,491	$192,122,632	$283,894,259	$2,185,600

Other Financial Instruments:
Forward Foreign Currency Contracts	(78,493)	—	(78,493)	—

Total - Other Financial Instruments	$(78,493)	$—	$(78,493)	$—

Core Fixed Income Investments
Investments, at value
Mortgage-Backed Securities	$263,741,448	$—	$263,741,448	$—
Asset-Backed Securities	12,160,523	—	12,160,523	—
Collateralized Mortgage Obligations	131,466,511	—	131,466,511	—
Corporate Bonds & Notes	247,424,396	—	247,424,396	—
Municipal Bonds	17,232,657	—	17,232,657	—
Sovereign Bonds	40,194,116	—	40,194,116	—
U.S. Government & Agency Obligations	306,227,232	—	306,227,232	—
Common Stocks:
Consumer Discretionary	15,939	15,939	—	—
Preferred Stocks:
Financials	805,921	805,921	—	—
Convertible Preferred Stocks:
Consumer Discretionary	—	—	—	—
Warrants:
Energy	5,272	5,272	—	—
Purchased Options	503,179	—	503,179	—
Short-term Investments:
Commercial Paper	5,682,461	—	5,682,461	—
Corporate Note	515,000	—	515,000	—
Money Market Fund	550,471	550,471	—	—
Repurchase Agreements	41,700,000	—	41,700,000	—
Time Deposits	14,600,679	—	14,600,679	—
U.S. Government Agencies	19,176,098	—	19,176,098	—
U.S. Government Obligations	3,179,161	—	3,179,161	—

Total - Investments, at value	$1,105,181,064	$1,377,603	$1,103,803,461	$—

Other Financial Instruments:
Options Written	$(522,107)	$(69,139)	$(452,968)	$—
Forward Sale Commitments	(36,241,332)	—	(36,241,332)	—
Futures Contracts	454,723	454,723	—	—
Forward Foreign Currency Contracts	489,048	—	489,048	—
Centrally Cleared Swaps	(1,375,327)	—	(1,375,327)	—
OTC Credit Default Swaps	334,779	—	169,932	164,847
OTC Interest Rate Swaps	679,296	—	679,296	—

Total - Other Financial Instruments	$(36,180,920)	$385,584	$(36,731,351)	$164,847

	Total Fair Value at May 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Investments
Investments, at value
Corporate Bonds & Notes	$110,538,648	$—	$110,111,717	$426,931
Senior Loans	196,616	—	196,616	—
Common Stocks:
Consumer Discretionary	19,906	—	—	19,906
Energy	418,112	—	—	418,112
Financials	283,039	283,039	—	—
Industrials	207,320	207,320	—	—
Preferred Stocks:
Financials	1,946,794	1,863,766	83,028	—
Convertible Preferred Stocks:
Financials	667,135	667,135	—	—
Warrants:
Energy	38,125	38,125	—	—
Financials	60,092	60,092	—	—
Short-term Investments:
Money Market Fund	1,438,214	1,438,214	—	—
Time Deposits	4,334,257	—	4,334,257	—

Total - Investments, at value	$120,148,258	$4,557,691	$114,725,618	$864,949

Other Financial Instruments:
Forward Sale Commitments	(55)	—	(55)	—

Total - Other Financial Instruments	$(55)	$—	$(55)	$—

International Fixed Income Investments
Investments, at value
Sovereign Bonds:
Japan	$50,154,805	$—	$50,154,805	$—
United Kingdom	34,800,725	—	34,800,725	—
Netherlands	26,835,294	—	26,835,294	—
Italy	11,982,330	—	11,982,330	—
Germany	11,813,865	—	11,813,865	—
Canada	8,236,446	—	8,236,446	—
Belgium	8,095,500	—	8,095,500	—
Brazil	6,149,753	—	6,149,753	—
Spain	5,960,305	—	5,960,305	—
Other Countries	32,676,389	81,511	32,594,878	—
Asset-Backed Securities	521,756	—	521,756	—
Collateralized Mortgage Obligations	13,311,594	—	12,973,806	337,788
Corporate Bonds & Notes:
United States	15,073,231	—	15,073,231	—
Germany	11,879,000	—	11,879,000	—
United Kingdom	5,841,037	—	5,841,037	—
South Korea	5,254,249	—	5,254,249	—
Australia	4,216,580	—	4,216,580	—
Netherlands	2,321,323	—	2,321,323	—
Norway	2,157,157	—	2,157,157	—
Cayman Islands	2,086,750	—	2,086,750	—
Spain	1,677,466	—	1,677,466	—
Other Countries	6,038,519	—	6,038,519	—
Mortgage-Backed Securities	7,954,787	—	7,954,787	—
Municipal Bonds	6,555,445	—	6,555,445	—
U.S. Government & Agency Obligations	57,692,209	—	57,692,209	—
Purchased Options	86,180	—	86,180	—
Short-Term Investments:
Commercial Paper	1,096,517	—	1,096,517	—
Time Deposits	7,586,376	—	7,586,376	—
U.S. Government Agencies	699,224	—	699,224	—
U.S. Government Obligations	2,118,646	—	2,118,646	—

Total - Investments, at value	$350,873,458	$81,511	$350,454,159	$337,788

Other Financial Instruments:
Options Written	$(211,012)	$—	$(211,012)	$—
Forward Sale Commitments	(2,100,563)	—	(2,100,563)	—
Reverse Repurchase Agreements	(1,095,875)	—	(1,095,875)	—
Futures Contracts	(351,698)	(351,698)	—	—
Forward Currency Contracts	2,180,805	—	2,180,805	—
Centrally Cleared Swaps	(62,230)	—	(62,230)	—
OTC Credit Default Swaps	(417,220)	—	(417,220)	—
OTC Interest Rate Swaps	689,365	—	689,365	—

Total - Other Financial Instruments	$(1,368,428)	$(351,698)	$(1,016,730)	$—

Municipal Bond Investments
Investments, at value
Municipal Bonds:
Government	$81,715,616	$—	$81,715,616	$—
Short-term Investments:
Time Deposits	3,038,948	—	3,038,948	—

Total - Investments, at value	$84,754,564	$—	$84,754,564	$—

Money Market Investments
Investments, at value
Short-term Investments:
Certificates of Deposit	$104,900,965	$—	$104,900,965	$—
Commercial Paper	265,962,947	—	265,962,947	—
Time Deposits	2,616,928	—	2,616,928	—
U.S. Government Agencies	80,691,507	—	80,691,507	—
U.S. Government Obligations	3,699,166	—	3,699,166	—

Total - Investments, at value	$457,871,513	$—	$457,871,513	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ policy is to recognize transfers between levels as of the end of the reporting period. Both Emerging Markets Equity Investments and International Equity Investments had transfers from Level 1 to Level 2. The transfers that were made into Level 2 were primarily due to valuation adjustments applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2012, through May 31, 2013:

	Total	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Warrants	Credit Default Swaps	Preferred Stocks
International Equity Investments
Balance as of August 31, 2012	$8,337	$—	$8,337	$—	$—	$—	$—
Total realized gain (loss)	—	—	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(1,216)	—	(1,216)	—	—	—	—
Purchases	12,710	—	12,710	—	—	—	—
(Sales)	(7,957)	—	(7,957)	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of May 31, 2013	$11,874	$—	$11,874	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2013	$(380)	$—	$(380)	$—	$—	$—	$—

Emerging Markets Equity Investments
Balance as of August 31, 2012	$—	$—	$—	$—	$—	$—	$—
Total realized gain (loss)	3,393	—	3,393	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	65,707	—	65,707	—	—	—	—
Purchases	2,210,277		2,210,277	—	—		—
(Sales)	(93,777)	—	(93,777)	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of May 31, 2013	$2,185,600	$—	$2,185,600	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2013	$—	$—	$—	$—	$—	$—	$—

Core Fixed Income Investments
Balance as of August 31, 2012	$—	$—	$—	$—	$—	$—	$—
Accrued discounts/premiums	—	—	—	—	—	—	—
Total realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—
(Sales)	—	—	—	—	—	—	—
Transfers into Level 3	164,847	—	—	—	—	164,847	—
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of May 31, 2013	$164,847	$—	$—	$—	$—	$164,847	$—
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2013	$—	$—	$—	$—	$—	$—	$—

High Yield Investments
Balance as of August 31, 2012	$466,507	$—	$341,845	$124,662	$—	$—	$—
Total realized gain (loss)	—	—	—	—	—	—	—
Accrued discounts/premiums	2,281	—	—	2,281	—	—	—
Change in unrealized appreciation (depreciation)	130,841	—	96,173	34,668	—	—	—
Purchases	265,320	—	—	265,320	—	—	—
(Sales)	—
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of May 31, 2013	$864,949	$—	$438,018	$426,931	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2013	$111,423	$—	$96,173	$15,250	$—	$—	$—

International Fixed Income Investments
Balance as of August 31, 2012	$—	$—	$—	$—	$—	$—	$—
Total realized gain (loss)	—	—	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—
(Sales)	—
Transfers into Level 3	337,788	337,788	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—
Balance as of May 31, 2013	$337,788	$337,788	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2013	$—	$—	$—	$—	$—	$—	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2013:

	Fair Value at May 31, 2013	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)
International Equity Investments
Common Stocks	$11,874	Conservative Pricing	Loss Severity	Near or at 100%
Emerging Markets Equity Investments
Common Stocks	2,185,600	Market Comparable	N/A	N/A
Core Fixed Income Investments
Convertible Preferred Stocks	—	Other Value Techniques	N/A	N/A
Credit Default Swaps	164,847	Other Value Techniques	N/A	N/A
High Yield Investments
Common Stocks	418,112	Market Comparable	TEV/EBITDA multiple	4.30-932 (6.84)
	19,906	Cost	N/A	$2.00
Corporate Bonds and Notes	152,102	Yield Analysis	Spread over yield	7.56%
	274,829	Yield Analysis	Spread over yield	7.75%
International Fixed Income Investments
CMOs	337,788	Benchmark Pricing	Base Price	$113.61

A significant increase (decrease) in the TEV/EBITDA multiple or the spread over yield would result in a significantly higher (lower) fair value measurement.

(b) Accounting for Derivative Instruments. Relevant authoritative accounting guidance establishes disclosure requirements for derivative instruments and hedging activities. It requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. It also requires enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at period-end for each Fund are disclosed in Note 3.

The Trust, on behalf of the Funds, has filed a notice with the National Futures Association claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”), as amended, and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to the Funds’ operation. Accordingly, none of the Funds or CGAS is subject to registration or regulation as a CPO. However, the CFTC has adopted certain rule amendments that significantly affect the continued availability of this exclusion, and may subject advisers to funds to regulation by the CFTC. Although CGAS has initially concluded based on its communications with and oversight of the Funds’ sub-advisers that the Funds should be able to operate within the exclusions from CFTC regulation, there is no certainty that a Fund or CGAS will be able to continue to rely on an exclusion from CFTC regulation in the future. A Fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. In addition, the sub-advisers of a Fund that registers with the CFTC as a commodity pool may have to register with the CFTC as commodity trading advisers, unless an exemption from such registration applies. If a Fund or CGAS operates subject to CFTC regulation, it may incur additional expenses.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When financial futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(ii) Options Contracts Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(v) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(vii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve documentation risk, which is the risk that the swap agreements fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain/(loss) from swap contracts on the Statement of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact the Fund.

(ix) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to a the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Reverse Repurchase Agreements. When entering into reverse repurchase agreements, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the futute purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowing by the Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(e) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities, which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(f) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.

(g) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for securities on loan on the Finds’ Statement of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. The Funds have the right under the securities lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due.

At May 31, 2013, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:

Loaned Securities

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Capitalization Growth Investments	$35,962,899	$36,697,401
Large Capitalization Value Equity Investments	24,321,359	24,833,674
Small Capitalization Growth Investments	25,286,259	25,875,789
Small Capitalization Value Equity Investments	8,052,367	8,224,845
International Equity Investments	29,920,766	31,402,799
Emerging Markets Equity Investments	13,982,180	14,590,093
Core Fixed Income Investments	539,517	550,471
High Yield Investments	1,410,571	1,438,214

(h) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities. These transactions are marked to market on a daily basis and are subject to market fluctuations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The Proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities.

(i) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifiers the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(j) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(k) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(l) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(m) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(n) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the Fund’s ability to realize interest accrued up to the date of default.

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis. Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2013 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(s) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the investment manager and/or Sub-adviser pursuant to procedures approved by the Board of Trustees. The value of restricted securities is determined as described in Note 1(a).

(t) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

2. Investments

At May 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Unrealized Appreciation (Depreciation)

Fund	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Capitalization Growth Investments	$512,371,170	$(5,353,134)	$507,018,036
Large Capitalization Value Equity Investments	227,938,648	(6,532,673)	221,405,975
Small Capitalization Growth Investments	80,142,844	(2,408,050)	77,734,794
Small Capitalization Value Equity Investments	71,069,654	(1,666,999)	69,402,655
International Equity Investments	99,223,326	(11,556,662)	87,666,664
Emerging Markets Equity Investments	57,475,874	(19,066,652)	38,409,222
Core Fixed Income Investments	36,301,664	(16,632,215)	19,669,449
High Yield Investments	7,401,907	(1,357,597)	6,044,310
International Fixed Income Investments	8,795,543	(8,124,749)	670,794
Municipal Bond Investments	6,533,301	(139,599)	6,393,702

At May 31, 2013, Core Fixed Income Investments and International Fixed Income Investments had open futures contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

Core Fixed Income Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
90-Day Eurodollar December Futures	35	12/14	$8,693,563	$(17,062)
U.S. Treasury 5-Year Note June Futures	2	6/13	245,969	(1,687)
U.S. Treasury 5-Year Note September Futures	41	9/13	5,018,976	(35,930)
U.S. Treasury Long Bond September Futures	45	9/13	6,301,406	(20,813)

				$(75,492)

Contracts to Sell:
90-Day Eurodollar December Futures	35	12/15	8,644,562	35,250
Euro-Oat Futures	8	6/13	1,424,313	(33,225)
U.S. Treasury 10-Year Note June Futures	81	6/13	10,550,250	117,578
U.S. Treasury 10-Year Note September Futures	329	9/13	42,512,969	320,032
U.S. Treasury 2-Year Note September Futures	74	9/13	16,290,406	3,375
U.S. Treasury 30-Year Bond June Futures	23	6/13	2,066,406	61,094
U.S. Treasury 5-Year Note September Futures	113	9/13	13,832,789	19,174
U.S. Treasury Long Bond June Futures	1	6/13	141,062	6,937

				$530,215

Net Unrealized Gain on Open Futures Contracts				$454,723

International Fixed Income Investments	Number of Contracts	Expiration Date	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
10-Year JGB Futures	16	6/13	$22,580,396	$(422,827)
3-Month Euro-LIBOR September Futures	50	9/15	16,111,997	73,004
RUIX Index Futures	15	6/13	2,797,710	(844)
U.S. Treasury 10-Year Note June Futures	1	6/13	130,250	(1,031)

				$(351,698)

At May 31, 2013, International Fixed Income Investments had deposited $8,000 with a broker as margin collateral.

At May 31, 2013, Core Fixed Income Investments and International Fixed Income Investments held purchased options with a total cost of the following:

	Calls	Puts
Core Fixed Income Investments	$12,186	$434,238

International Fixed Income Investments	—	$181,400

During the period ended May 31, 2013, written option transactions for the Core Fixed Income Investments and International Fixed Income Investments were as follows:

Core Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding at August 31, 2012	32,800,383	$644,647
Options written	90,000,390	546,652
Options closed	(4,700,284)	(156,504)
Options expired	(49,600,352)	(660,363)

Options written, outstanding at May 31, 2013	68,500,137	$374,432

International Fixed Income Investments	Number of Contracts	Premiums Received
Options written, outstanding at August 31, 2012	81,900,000	$653,469
Options written	171,160,000	599,049
Options closed	(53,700,000)	(223,555)
Options expired	(116,360,000)	(557,067)

Options written, outstanding at May 31, 2013	83,000,000	$471,896

At May 31, 2013, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealised Gain (Loss)
Contracts to Buy:
Japanese Yen	20,091,200	BBH	$199,235	6/14/2013	$8
Japanese Yen	51,307,800	SSB	508,851	7/8/2013	(70,575)

					(70,567)

Contracts to Sell:
Euro	13,141,000	SSB	17,071,998	10/29/2013	37,189
Japanese Yen	2,150,329,600	SSB	21,326,153	7/8/2013	706,997

					744,186

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$673,619

Emerging Markets Equity Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealised Gain (Loss)
Contracts to Buy:
Chilean Peso	1,743,120,000	BCLY	$3,475,584	6/18/2013	$(154,026)
Hong Kong Dollar	31,843,589	BNP	4,102,392	6/18/2013	(972)
Hong Kong Dollar	17,000,000	SCB	2,190,101	6/18/2013	(2,565)
Hungarian Forint	462,421,260	GSC	2,026,588	6/18/2013	6,841
Indian Rupee	225,288,000	DUB	3,976,657	6/18/2013	(114,334)
Indonesian Rupiah	40,383,000,000	DUB	4,115,919	6/18/2013	(26,777)
Mexican Peso	15,429,879	BNP	1,205,731	6/18/2013	(35,411)
Mexican Peso	8,300,000	SCB	648,584	6/18/2013	(7,828)
New Taiwan Dollar	132,046,800	BCLY	4,411,508	6/18/2013	(32,002)
Russian Ruble	66,297,000	JPM	2,073,098	6/18/2013	(54,875)
South African Rand	22,853,948	BNP	2,264,577	6/18/2013	(199,844)
South African Rand	12,200,000	SCB	1,208,887	6/18/2013	(110,888)

					(732,681)

Contracts to Sell:
Chilean Peso	1,743,120,000	BCLY	3,475,584	6/18/2013	171,993
Hong Kong Dollar	48,843,589	SOG	6,292,493	6/18/2013	6,492
Hungarian Forint	300,621,260	BNP	1,317,490	6/18/2013	(55,418)
Hungarian Forint	161,800,000	SCB	709,098	6/18/2013	(19,560)
Indian Rupee	225,288,000	DUB	3,976,657	6/18/2013	91,420
Indonesian Rupiah	40,383,000,000	DUB	4,115,919	6/18/2013	(9,196)
Mexican Peso	23,729,879	SOG	1,854,315	6/18/2013	(30,553)
New Taiwan Dollar	132,046,800	BCLY	4,411,508	6/18/2013	44,264
Russian Ruble	66,297,000	JPM	2,073,098	6/18/2013	36,355
South African Rand	35,053,948	GSC	3,473,465	6/18/2013	418,391

					654,188

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(78,493)

Core Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealised Gain (Loss)
Contracts to Buy:
Brazilian Real	1,668,632	BOA	$786,015	6/4/2013	$3,318
Brazilian Real	289,483	HSBC	136,362	6/4/2013	576
Brazilian Real	158,691	JPM	74,752	6/4/2013	(3,248)
Brazilian Real	4,212,639	UBS	1,984,380	6/4/2013	(107,298)
Brazilian Real	2,720,000	JPM	1,263,782	8/15/2013	(73,616)
Euro	9,719,000	JPM	12,613,805	6/4/2013	32,560
Euro	1,061,000	BCLY	1,377,107	6/17/2013	11,980
Euro	2,500,000	CSFB	3,245,577	7/25/2013	(848)
Euro	216,000	JPM	280,575	10/11/2013	(549)
Japanese Yen	228,000,000	JPM	2,261,414	7/25/2013	(5,213)
Mexican Peso	313,000	BNP	24,437	6/27/2013	(1,278)
Mexican Peso	7,093,235	JPM	553,796	6/27/2013	(24,417)
Mexican Peso	34,894,577	UBS	2,724,354	6/27/2013	13,359
Norwegian Krone	7,469,000	UBS	1,269,724	8/15/2013	(25,111)
Philippine Peso	48,700,000	CSFB	1,148,958	8/8/2013	(44,963)
Yuan Renminbi	1,000,000	DUB	162,300	8/5/2013	2,658
Yuan Renminbi	1,161,380	UBS	188,492	8/5/2013	4,584

					(217,506)

Contracts to Sell:
Australian Dollar	7,531,000	UBS	7,225,034	6/13/2013	559,760
Brazilian Real	1,668,632	BOA	786,015	6/4/2013	43,985
Brazilian Real	289,483	HSBC	136,362	6/4/2013	7,638
Brazilian Real	158,691	JPM	74,752	6/4/2013	(316)
Brazilian Real	4,212,639	UBS	1,984,380	6/4/2013	61,198
Brazilian Real	4,212,639	UBS	1,961,870	8/2/2013	111,483
Canadian Dollar	3,718,000	RBS	3,593,698	6/20/2013	17,396
Euro	9,719,000	BNP	12,613,805	6/4/2013	18,776
Euro	64,000	HSBC	83,068	6/17/2013	279
Euro	20,000	RBS	25,959	6/17/2013	91
Euro	30,000	UBS	38,938	6/17/2013	(66)
Euro	9,719,000	JPM	12,615,672	7/2/2013	(32,366)
Euro	5,149,729	CSFB	6,685,537	7/25/2013	41,348
Euro	2,050,000	JPM	2,661,373	7/25/2013	17,669
Euro	3,700,000	BCLY	4,805,120	9/13/2013	45,821
Euro	7,100,000	JPM	9,220,635	9/13/2013	(416,495)
Euro	3,300,000	UBS	4,285,647	9/13/2013	(6,373)
Euro	216,000	JPM	280,575	10/11/2013	(18,584)
Euro	3,399,000	UBS	4,418,469	1/6/2014	(52,691)
Japanese Yen	214,616,000	UBS	2,128,589	7/18/2013	45,240
Japanese Yen	132,400,000	BCLY	1,313,207	7/25/2013	22,487
Japanese Yen	293,920,000	JPM	2,915,240	7/25/2013	42,981
Mexican Peso	42,300,812	UBS	3,302,587	6/27/2013	168,413
Mexican Peso	7,093,235	JPM	549,915	9/18/2013	24,576
Pound Sterling	930,000	DUB	1,411,514	6/12/2013	6,728
Pound Sterling	1,578,000	RBS	2,395,021	6/12/2013	(9,116)
Pound Sterling	1,855,000	CSFB	2,814,623	7/25/2013	11,831
Yuan Renminbi	1,734,251	BCLY	281,469	8/5/2013	(5,139)

					706,554

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$489,048

International Fixed Income Investments

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealised Gain (Loss)
Contracts to Buy:
Brazilian Real	393,661	BCLY	$185,435	6/4/2013	$(10,565)
Brazilian Real	2,795,178	BOA	1,316,679	6/4/2013	5,558
Brazilian Real	40,634	DUB	19,141	6/4/2013	(859)
Brazilian Real	4,153,466	UBS	1,956,506	6/4/2013	(105,791)
Brazilian Real	59,682	BCLY	27,795	8/2/2013	(205)
Brazilian Real	240,028	BOA	111,783	8/2/2013	(6,434)
Canadian Dollar	4,253,000	UBS	4,110,811	6/20/2013	(24,659)
Chilean Peso	26,004,000	BCLY	51,965	6/5/2013	(3,035)
Chilean Peso	40,660,000	UBS	81,253	6/5/2013	(3,069)
Chilean Peso	52,331,000	UBS	103,142	9/12/2013	(1,920)
Colombian Peso	394,126,500	JPM	204,097	10/24/2013	(6,778)
Euro	911,000	HSBC	1,182,341	6/4/2013	3,386
Euro	65,026,000	JPM	84,394,002	6/4/2013	214,646
Euro	62,000	HSBC	80,472	6/17/2013	61
Euro	528,000	JPM	685,308	6/17/2013	(3,031)
Euro	120,000	UBS	155,752	6/17/2013	(1,095)
Hungarian Forint	2,314,457	BCLY	10,085	8/13/2013	85
Hungarian Forint	6,937,137	DUB	30,229	8/13/2013	229
Hungarian Forint	78,288,859	JPM	341,149	8/13/2013	385
Indian Rupee	3,334,260	HSBC	58,553	7/15/2013	(2,447)
Indian Rupee	24,796,570	JPM	435,451	7/15/2013	(14,292)
Indian Rupee	1,683,610	UBS	29,566	7/15/2013	(1,434)
Indonesian Rupiah	1,174,040,000	BCLY	119,209	7/15/2013	(791)
Indonesian Rupiah	195,520,000	DUB	19,853	7/15/2013	(147)
Indonesian Rupiah	195,580,000	HSBC	19,859	7/15/2013	(141)
Indonesian Rupiah	1,907,680,869	JPM	193,701	7/15/2013	(564)
Israeli New Shekel	74,889	HSBC	20,265	7/9/2013	(354)
Japanese Yen	17,275,000	DUB	171,310	6/17/2013	(12,446)
Japanese Yen	37,600,000	HSBC	372,922	7/18/2013	(5,696)
Malaysian Ringgit	3,476,501	UBS	1,118,481	7/15/2013	13,989
Mexican Peso	1,201,465	BCLY	93,803	6/27/2013	(4,233)
Mexican Peso	907,000	BNP	70,813	6/27/2013	(3,704)
Mexican Peso	904,619	DUB	70,627	6/27/2013	(2,126)
Mexican Peso	13,494,706	UBS	1,053,584	6/27/2013	5,166
Mexican Peso	520,057	BNP	40,318	9/18/2013	(2,131)
Mexican Peso	761,581	UBS	59,043	9/18/2013	(2,261)
Norwegian Krone	615,000	GSC	104,550	8/15/2013	(1,134)
Philippine Peso	11,643,760	JPM	275,022	7/15/2013	(12,053)
Polish Zloty	2,376,276	DUB	718,657	8/13/2013	(7,439)
Polish Zloty	2,599,130	UBS	786,054	8/13/2013	(26,733)
Pound Sterling	28,188,000	RBS	42,785,132	6/4/2013	221,252
Romanian New Leu	100,085	DUB	29,353	8/13/2013	(647)
Romanian New Leu	99,915	HSBC	29,303	8/13/2013	(697)
Romanian New Leu	161,502	JPM	47,366	8/13/2013	(1,454)
Russian Ruble	80,181,864	BOA	2,460,141	10/7/2013	(2,447)
Russian Ruble	1,272,900	DUB	39,055	10/7/2013	(945)
Singapore Dollar	756,995	GSC	598,563	6/19/2013	(11,437)
Singapore Dollar	371,586	HSBC	293,819	7/15/2013	(6,181)
Singapore Dollar	756,995	JPM	598,613	9/17/2013	(9,141)
South African Rand	234,888	BCLY	23,152	7/24/2013	(1,848)
South African Rand	738,621	BCLY	72,740	7/30/2013	(8,260)
South African Rand	7,110,000	DUB	700,201	7/30/2013	(65,163)
Swiss Franc	634,000	BNP	661,948	8/15/2013	(16,897)
Thai Baht	4,352,260	JPM	142,743	7/15/2013	(3,257)
Thai Baht	59,184,813	UBS	1,941,111	7/15/2013	(73,348)
Turkish Lira	7,305	HSBC	3,843	10/9/2013	(157)
Turkish Lira	3,571,580	JPM	1,878,760	10/9/2013	(76,234)
Turkish Lira	1,793	UBS	943	10/9/2013	(40)
Yuan Renminbi	3,000,000	DUB	486,901	8/5/2013	7,974
Yuan Renminbi	13,275,122	UBS	2,154,556	8/5/2013	49,317
Yuan Renminbi	14,100,000	JPM	2,222,319	9/8/2015	(74,098)

					(97,770)

Contracts to Sell:
Australian Dollar	7,377,000	UBS	7,077,291	6/13/2013	548,314
Brazilian Real	393,661	BCLY	185,436	6/4/2013	8,738
Brazilian Real	2,795,178	BOA	1,316,679	6/4/2013	90,186
Brazilian Real	40,634	DUB	19,141	6/4/2013	(81)
Brazilian Real	4,153,466	UBS	1,956,506	6/4/2013	36,361
Brazilian Real	4,153,466	UBS	1,934,313	8/2/2013	109,917
Canadian Dollar	2,220,000	RBC	2,145,780	6/20/2013	41,854
Canadian Dollar	10,525,000	RBS	10,173,122	6/20/2013	49,245
Chilean Peso	9,525,000	BCLY	19,034	6/5/2013	966
Chilean Peso	4,808,000	JPM	9,608	6/5/2013	392
Chilean Peso	52,331,000	UBS	104,576	6/5/2013	1,896
Euro	2,817,000	BCLY	3,656,044	6/4/2013	(37,410)
Euro	63,120,000	BNP	81,920,299	6/4/2013	121,941
Euro	926,000	DUB	1,201,886	6/17/2013	2,664
Euro	64,796,000	JPM	84,107,940	7/2/2013	(215,781)
Indonesian Rupiah	395,400,000	BCLY	40,148	7/15/2013	(148)
Indonesian Rupiah	1,184,120,000	DUB	120,233	7/15/2013	(233)
Israeli New Shekel	76,385	BCLY	20,670	7/9/2013	330
Japanese Yen	790,000,000	UBS	7,833,804	6/4/2013	146,800
Japanese Yen	1,180,000,000	JPM	11,702,023	6/24/2013	603,551
Japanese Yen	21,500,000	DUB	213,240	7/18/2013	6,094
Japanese Yen	164,800,000	HSBC	1,634,507	7/18/2013	50,112
Japanese Yen	49,400,000	JPM	489,955	7/18/2013	(5,704)
Japanese Yen	2,315,790,000	RBS	22,968,299	7/18/2013	430,255
Japanese Yen	31,750,000	UBS	314,900	7/18/2013	6,550
Japanese Yen	20,400,000	WBK	202,330	7/18/2013	(3,255)
Japanese Yen	790,000,000	BCLY	7,836,686	8/19/2013	(22,641)
Malaysian Ringgit	475,170	DUB	152,917	7/11/2013	1,811
Malaysian Ringgit	2,061,624	DUB	663,278	7/15/2013	14,544
Malaysian Ringgit	595,791	JPM	191,682	7/15/2013	1,318
Mexican Peso	1,534,716	BCLY	119,821	6/27/2013	4,693
Mexican Peso	520,057	BNP	40,603	6/27/2013	2,127
Mexican Peso	6,558,725	HSBC	512,065	6/27/2013	10,251
Mexican Peso	4,034,297	JPM	314,973	6/27/2013	8,536
Mexican Peso	3,125,086	UBS	243,988	6/27/2013	7,709
Norwegian Krone	13,567,000	UBS	2,306,380	8/15/2013	45,613
Peruvian Sol	782,979	BNP	283,336	10/4/2013	19,745
Philippine Peso	1,527,840	BCLY	36,087	7/15/2013	(87)
Philippine Peso	2,433,000	UBS	57,467	7/15/2013	2,556
Polish Zloty	150,946	BCLY	45,651	8/13/2013	349
Polish Zloty	159,725	UBS	48,306	8/13/2013	1,694
Pound Sterling	28,188,000	RBS	42,785,132	6/4/2013	206,952
Pound Sterling	46,000	BCLY	69,817	6/12/2013	(465)
Pound Sterling	32,000	DUB	48,568	6/12/2013	(216)
Pound Sterling	9,000	UBS	13,660	6/12/2013	(140)
Pound Sterling	28,188,000	RBS	42,776,821	7/2/2013	(220,946)
Romanian New Leu	61,186	DUB	17,945	8/13/2013	55
Russian Ruble	6,989,182	BCLY	214,442	10/7/2013	3,964
Russian Ruble	5,738,461	DUB	176,068	10/7/2013	1,507
Russian Ruble	14,178,617	JPM	435,028	10/7/2013	9,893
Singapore Dollar	756,995	JPM	598,563	6/19/2013	9,123
South African Rand	234,888	DUB	23,152	7/24/2013	1,848
South African Rand	633,436	BCLY	62,381	7/30/2013	5,619
South African Rand	30,924,611	BOA	3,045,490	7/30/2013	345,553
South African Rand	139,970	UBS	13,784	7/30/2013	1,216
Swiss Franc	114,000	BNP	119,025	8/15/2013	3,038
Thai Baht	885,750	BCLY	29,050	7/15/2013	950
Thai Baht	885,750	DUB	29,050	7/15/2013	950
Thai Baht	2,869,050	JPM	94,097	7/15/2013	1,903
Turkish Lira	260,812	DUB	137,194	10/9/2013	(194)
Yuan Renminbi	734,572	BCLY	119,221	8/5/2013	(1,221)
Yuan Renminbi	3,954,464	DUB	641,811	8/5/2013	(20,921)
Yuan Renminbi	1,163,945	JPM	188,909	8/5/2013	(2,910)
Yuan Renminbi	10,427,130	UBS	1,692,326	8/5/2013	(68,439)
Yuan Renminbi	14,100,000	JPM	2,222,319	9/8/2015	(90,316)

					2,278,575

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$2,180,805

At May 31, 2013, Core Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill, AAA	3.750%	03/15/2018	DUB	AUD	4,700,000	$86,902	$6,898	$80,004
Pay	6-Month Australian Bank Bill, AAA	3.750%	03/15/2018	GSC	AUD	2,500,000	46,225	5,419	40,806
Receive	6-Month Australian Bank Bill, AAA	4.000%	03/15/2023	GSC	AUD	2,500,000	11,727	(4,314)	16,041
Receive	6-Month Australian Bank Bill, AAA	5.500%	12/15/2017	BCLY	AUD	1,500,000	152,591	(7,490)	160,081
Pay	6-Month Australian Bank Bill, AAA	5.500%	12/15/2017	DUB	AUD	1,000,000	101,728	(4,460)	106,188
Pay	BRL-CDI-Compounded	0.000%	01/02/2015	BCLY	BRL	13,300,000	(62,798)	(770)	(62,028)
Receive	BRL-CDI-Compounded	0.000%	01/02/2015	BOA	BRL	3,500,000	5,267	21,391	(16,124)
Receive	BRL-CDI-Compounded	0.000%	01/02/2015	DUB	BRL	5,200,000	(34,720)	(11,121)	(23,599)
Pay	BRL-CDI-Compounded	0.000%	01/02/2015	GSC	BRL	12,900,000	53,742	(16,722)	70,464
Pay	BRL-CDI-Compounded	0.000%	01/02/2015	HSBC	BRL	20,800,000	(99,343)	(6,536)	(92,807)
Pay	BRL-CDI-Compounded	0.000%	01/02/2015	JPM	BRL	1,800,000	(7,708)	649	(8,357)
Receive	BRL-CDI-Compounded	0.000%	01/02/2015	UBS	BRL	9,200,000	150,364	7,136	143,228
Pay	BRL-CDI-Compounded	0.000%	01/02/2015	UBS	BRL	1,300,000	(973)	53	(1,026)
Receive	BRL-CDI-Compounded	0.000%	01/02/2017	BNP	BRL	200,000	(1,853)	0	(1,853)
Receive	BRL-CDI-Compounded	0.000%	01/02/2017	BOA	BRL	5,000,000	(16,784)	7,131	(23,915)
Receive	BRL-CDI-Compounded	0.000%	01/02/2017	DUB	BRL	200,000	(531)	277	(808)
Pay	BRL-CDI-Compounded	0.000%	01/02/2017	DUB	BRL	8,900,000	(80,949)	4,802	(85,751)
Pay	BRL-CDI-Compounded	0.000%	01/02/2017	HSBC	BRL	2,000,000	(6,800)	(969)	(5,831)
Receive	BRL-CDI-Compounded	0.000%	01/02/2017	UBS	BRL	1,400,000	(7,725)	(1,374)	(6,351)
Pay	BRL-CDI-Compounded	0.000%	01/02/2017	UBS	BRL	13,500,000	(139,612)	(13,123)	(126,489)
Receive	Mexico Interbank TIIE, A-	7.500%	06/02/2021	UBS	MXN	43,300,000	388,870	135,497	253,373
Pay	3-Month USD-LIBOR	2.805%	04/09/2026	BCLY	USD	2,970,000	(133,345)	0	(133,345)
Pay	3-Month USD-LIBOR	3.125%	04/09/2046	BCLY	USD	1,340,000	123,999	0	123,999
Pay	3-Month USD-LIBOR	3.145%	03/15/2026	BCLY	USD	2,620,000	(37,562)	0	(37,562)
Pay	3-Month USD-LIBOR	3.490%	03/15/2046	BCLY	USD	1,170,000	29,382	0	29,382
Pay	3-Month USD-LIBOR, AA+	2.750%	02/17/2042	BCLY	USD	1,545,000	123,745	0	123,745
Pay	BRL-CDI-Compounded	0.000%	11/15/2027	BCLY	USD	595,000	35,457	0	35,457

							$679,296	$122,374	$556,922

At May 31, 2013, Core Fixed Income Investments held the following centrally cleared interest rate swap contract:

Centrally Cleared - Interest Rate Swap Contracts

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	6-Month Australian Bank Bill	3.750%	03/15/2023	BCLY	AUD	2,800,000	$(16,186)
Pay	6-Month EURIBOR	2.000%	09/18/2023	UBS	EUR	700,000	(6,083)
Pay	6-Month EUR-LIBOR, AA-	2.000%	03/21/2017	BCLY	EUR	2,200,000	212,195
Pay	3-Month USD-LIBOR	1.400%	03/20/2018	BCLY	USD	1,200,000	(15,550)
Receive	3-Month USD-LIBOR	1.400%	03/20/2018	UBS	USD	15,200,000	(196,973)

							$(22,597)

At May 31, 2013, Core Fixed Income Investments held the following OTC credit default swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 5/31/13	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp., BB,	(1.425%)	03/20/2014	DUB	0.321%	USD	600,000	$(7,153)	0	$(7,153)
Embarq Corp., BB,	(1.300%)	03/20/2014	DUB	0.321%	USD	200,000	(2,130)	1,445	(3,575)
Embarq Corp., BB,	(1.270%)	03/20/2014	DUB	0.321%	USD	600,000	(6,205)	0	(6,205)
Embarq Corp., BB,	(1.250%)	03/20/2014	DUB	0.321%	USD	1,200,000	(12,166)	0	(12,166)
Foster’s Finance Corp., BBB+,	(2.140%)	12/20/2014	BCLY	0.073%	USD	2,400,000	(88,657)	0	(88,657)
Goodrich Corp., A,	(0.510%)	09/20/2016	DUB	0.069%	USD	300,000	(4,702)	0	(4,702)
HSBC Finance Corp., A,	(0.165%)	12/20/2013	BNP	0.093%	USD	300,000	(225)	0	(225)
Race Point CLO, BB,	(4.030%)	04/15/2020	BOA	0.116%	USD	1,100,000	16,202	8,250	7,952
Race Point CLO, BB+,	(1.950%)	04/15/2020	BOA	0.107%	USD	800,000	148,645	2,800	145,845
Saratoga CLO I Ltd., BB+,	(1.880%)	12/15/2019	BOA	0.075%	USD	1,000,000	60,942	7,500	53,442

							$104,551	$19,995	$84,556

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 5/31/13	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial Inc., B+,	3.570%	09/20/2017	BOA	1.735%	USD	2,800,000	$230,228	$0	230,228

							$230,228	$0	$230,228

At May 31, 2013, Core Fixed Income Investments held the following centrally cleared credit default swap contracts:

Centrally Cleared - Credit Default Swaps on Credit Indices - Buy Protection

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Dow Jones CDX HY14 5 Year Index, B-,	(5.000%)	06/20/2015	BCLY	USD	4,992,000	$(414,064)	$74,880	$(488,944)
Dow Jones CDX HY15 5 Year Index, B-,	(5.000%)	12/20/2015	BCLY	USD	3,840,000	(386,220)	172,800	(559,020)
Dow Jones CDX IG10 10 Year Index, BAA+,	(1.500%)	06/20/2018	CSFB	USD	1,161,600	(37,439)	10,471	(47,910)
Dow Jones CDX IG12 5 Year Index, BAA+,	(1.000%)	06/20/2014	BCLY	USD	3,600,960	(47,479)	(4,841)	(42,638)
Dow Jones CDX IG9 10 Year Index, BAA+,	(0.800%)	12/20/2017	BCLY	USD	4,743,200	(2,938)	211,280	(214,218)

						$(888,140)	$464,590	$(1,352,730)

At May 31, 2013, International Fixed Income Investments held the following OTC interest rate swap contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month Australian Bank Bill, AAA	3.500%	03/15/2018	BOA	AUD	6,800,000	$49,945	$(27,102)	$77,047
Receive	6-Month Australian Bank Bill, AAA	3.750%	03/15/2018	DUB	AUD	6,100,000	112,787	(2,667)	115,454
Receive	6-Month Australian Bank Bill, AAA	4.000%	03/15/2023	GSC	AUD	2,700,000	12,666	(18,066)	30,732
Receive	6-Month Australian Bank Bill, AAA	4.000%	03/15/2023	JPM	AUD	5,600,000	26,269	9,074	17,195
Receive	6-Month Australian Bank Bill, AAA	4.250%	03/15/2023	BOA	AUD	3,100,000	77,191	11,847	65,344
Receive	6-Month Australian Bank Bill, AAA	4.250%	03/15/2023	DUB	AUD	3,100,000	77,191	32,398	44,793
Receive	BRL-CDI-Compounded	0.000%	01/02/2015	HSBC	BRL	4,000,000	21,189	15,441	5,748
Pay	6-Month JPY-LIBOR, AA-	1.500%	12/20/2015	GSC	JPY	870,000,000	307,883	126,714	181,169
Pay	IBMEXID	6.000%	09/02/2022	HSBC	MXN	10,900,000	4,244	(506)	4,750

							$689,365	$147,133	$542,232

At May 31, 2013, International Fixed Income Investments held the following centrally cleared interest rate swap contracts:

Centrally Cleared - Interest Rate Swap Contracts

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive	6-Month GBP-LIBOR	2.250%	09/18/2023	UBS	GBP	3,500,000	$10,259
Pay	6-Month GBP-LIBOR	3.250%	09/18/2043	UBS	GBP	1,700,000	6,003
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	BCLY	JPY	360,000,000	(71,840)
Pay	6-Month JPY-LIBOR	1.500%	12/20/2022	BCLY	JPY	1,190,000,000	(31,120)
Pay	6-Month JPY-LIBOR	1.750%	03/21/2043	BCLY	JPY	268,000,000	(93,630)
Receive	3-Month USD-LIBOR	0.750%	06/19/2017	BCLY	USD	1,600,000	2,206
Receive	3-Month USD-LIBOR	1.500%	06/19/2020	BCLY	USD	1,600,000	31,306
Pay	3-Month USD-LIBOR	2.000%	06/19/2023	UBS	USD	5,200,000	84,586

							$(62,230)

At May 31, 2013, International Fixed Investments held the following OTC credit default swap contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 5/31/13	Notional Amount		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp., CCC,	(1.830%)	12/20/2017	RBS	3.817%	USD	1,000,000	$76,942	$0	$76,942
First Energy, BBB-,	(0.940%)	06/20/2017	RBS	0.936%	USD	1,000,000	(2,137)	0	(2,137)
Limited Brands Inc., BB-,	(3.550%)	09/20/2017	GSC	1.358%	USD	500,000	(49,490)	0	(49,490)
Macy’s Retail Holdings Inc., BAA,	(1.000%)	03/20/2018	BCLY	0.722%	USD	1,500,000	(22,682)	10,932	(33,614)
Macy’s Retail Holdings Inc., BBB,	(5.000%)	09/20/2014	BNP	0.149%	USD	650,000	(48,389)	(67,377)	18,988
Marsh & McLennan Cos., Inc., BBB,	(0.670%)	09/20/2014	DUB	0.099%	USD	1,000,000	(8,936)	0	(8,936)
Pearson Dollar Finance PLC, BBB+,	(1.000%)	06/20/2014	BNP	0.144%	USD	1,000,000	(11,207)	(13,718)	2,511
Starwood Hotels & Resorts World, BBB,	(1.490%)	06/20/2018	BOA	0.807%	USD	1,000,000	(36,624)	0	(36,624)
Tate & Lyle International Finance PLC, BBB,	(0.510%)	12/20/2014	DUB	0.173%	USD	100,000	(635)	0	(635)
UST Inc., BAA,	(0.720%)	03/20/2018	GSC	0.243%	USD	500,000	(12,076)	0	(12,076)

							$(115,234)	$(70,163)	$(45,071)

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 5/31/13	Notional Amount		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond,	1.000%	03/20/2015	HSBC	0.907%	USD	100,000	$377	$457	$(80)
Emirate of Abu Dhabi, AA,	1.000%	12/20/2014	BCLY	0.272%	USD	800,000	10,778	(20,482)	31,260
Italy Government International BAA+,	1.000%	03/20/2018	HSBC	2.503%	USD	1,800,000	(115,722)	(138,214)	22,492
Italy Government International BAA+,	1.000%	03/20/2018	BNP	2.503%	USD	5,700,000	(366,452)	(358,205)	(8,247)
Japan Government 20 Year Bond, AA-,	1.000%	03/20/2015	DUB	0.304%	USD	1,500,000	22,034	11,496	10,538
Japan Government 20 Year Bond, AA-,	1.000%	03/20/2016	GSC	0.476%	USD	3,100,000	51,964	(31,831)	83,795
Japan Government 20 Year Bond, AA-,	1.000%	03/20/2016	RBS	0.476%	USD	5,000,000	83,813	10,601	73,212
Lloyds TSB Bank PLC, A,	1.000%	06/20/2013	DUB	0.039%	EUR	600,000	2,037	(9,100)	11,137
Republic of Korea, A+,	1.000%	09/20/2017	UBS	0.658%	USD	2,000,000	33,085	(4,822)	37,907
Spain Government Bond, BBB-,	1.000%	09/20/2017	BNP	2.209%	USD	100,000	(4,674)	(10,592)	5,918
Spain Government Bond, BBB-,	1.000%	12/20/2017	BOA	2.269%	USD	200,000	(10,343)	(20,420)	10,077
Spain Government Bond, BBB-,	1.000%	12/20/2017	DUB	2.269%	USD	100,000	(5,172)	(10,741)	5,569
Spain Government Bond, BBB-,	1.000%	12/20/2017	BNP	2.269%	USD	100,000	(5,171)	(8,026)	2,855
U.S. Treasury Notes, AA+,	0.250%	06/20/2016	BNP	0.215%	EUR	700,000	1,460	(7,057)	8,517

							$(301,986)	$(596,936)	$294,950

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Counterparty Abbreviations:		Currency Abbreviation:

BCLY	Barclays Bank PLC	AUD	Australian Dollar
BNP	BNP Paribas Bank	BRL	Brazilian real
BOA	Bank of America	EUR	Euro Dollar
BSN	Bank of Nova Scotia	GBP	British Pound
CSFB	Credit Suisse Securities (USA) LLC	JPY	Japanese Yen
DUB	Deutsche Bank AG	MXN	Mexican Peso
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JPMorgan Chase & Co.
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland PLC
SCB	Standard Chartered Bank
SOG	Société Générale
SSB	State Street Corp.
UBS	UBS Securities LLC

At May 31, 2013, Core Fixed Income Investments and International Fixed Income Investments had collateral held by brokers in the net amount of $2,355,000 and $2,783,000, respectively, for open swaps contracts. Core Fixed Income Investments also had collateral held by brokers in the net amount of $260,000 for open repurchase agreements.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ James J. Tracy
James J. Tracy Chief Executive Officer

Date: July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James J. Tracy
James J. Tracy Chief Executive Officer

Date: July 24, 2013

By:	/s/ Marc Gordon
Marc Gordon Chief Financial Officer

Date: July 24, 2013